UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2006

Date of reporting period: July 31, 2006

Item 1.	Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.85)%	(6.94)%	(6.42)%	(4.55)%	(4.49)%	(4.07)%	(4.91)%	(4.91)%	(4.44)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.85)%	(6.94)%	(6.42)%	(20.76)%	(20.54)%	(18.76)%	(23.74)%	(23.77)%	(21.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Industry	Percentage of Net Assets
Computers	23.52%
Software	23.44
Semiconductors	18.76
Telecommunications	16.51
Internet	11.62
Electronics	2.97
Commercial Services	1.95
Electrical Components & Equipment	0.47
Distribution & Wholesale	0.37
Machinery	0.19
Leisure Time	0.13
Entertainment	0.05
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Microsoft Corp.	9.52%
International Business Machines Corp.	5.77
Cisco Systems Inc.	5.24
Intel Corp.	5.04
Hewlett-Packard Co.	4.34
Google Inc. Class A	3.99
Oracle Corp.	3.84
QUALCOMM Inc.	2.84
Apple Computer Inc.	2.77
Motorola Inc.	2.71

TOTAL	46.06%

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and internet services; producers of computer and internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned — 6.85%, while the Index returned — 6.42%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

Performance within the technology sector was divided for the reporting period. Many traditional chip makers and computer companies suffered from low spending levels on computers and equipment by businesses early in the reporting period. Business spending increased as the reporting period progressed, buoying share prices of many of these companies, but many still posted losses or modest gains for the reporting period as a whole. Some internet-related companies, on the other hand, delivered robust gains for the reporting period.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

The ten largest holdings of the Fund represented approximately 46% of the net assets of the Fund as of July 31, 2006. Performance for the reporting period was mixed among the Fund’s ten largest holdings as of July 31, 2006. The four largest holdings, which accounted for approximately 25% of Fund net assets as of July 31, 2006, posted declines for the reporting period. Chip maker Intel Corp. experienced the sharpest decline of the four, while Cisco Systems Inc., International Business Machines Corp., and Microsoft Corp. also posted declines. Computer giant Apple Computer Inc. was the best performer among the Fund’s ten largest holdings for the reporting period. The Class A shares of internet company Google Inc. posted strong gains, as did computer maker Hewlett-Packard Co.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.21)%	(12.33)%	(12.16)%	(7.14)%	(7.05)%	(6.87)%	(6.22)%	(6.23)%	(5.95)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.21)%	(12.33)%	(12.16)%	(30.96)%	(30.61)%	(29.94)%	(27.73)%	(27.78)%	(26.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Industry	Percentage of Net Assets
Telecommunications	75.00%
Semiconductors	18.47
Computers	5.84
Internet	0.66
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Motorola Inc.	10.38%
Cisco Systems Inc.	9.26
Corning Inc.	8.35
QUALCOMM Inc.	7.85
Broadcom Corp. Class A	6.76
Marvell Technology Group Ltd.	6.47
Research in Motion Ltd.	5.84
Nortel Networks Corp.	5.11
Lucent Technologies Inc.	5.07
Juniper Networks Inc.	4.63

TOTAL	69.72%

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned — 12.21%, while the Index returned — 12.16%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

Networking stocks as a group struggled during the reporting period, facing competitive challenges in an environment of declining bandwidth prices. The sector in general participated in the broad market downturn during the final months of the reporting period, which further dragged down performance.

The ten largest holdings of the Fund represented approximately 70% of the net assets of the Fund as of July 31, 2006. Among the Fund’s ten largest holdings as of July 31, 2006, only two delivered positive returns for the reporting period. Juniper Networks Inc. posted the sharpest decline, followed by Lucent Technologies Inc. and Nortel Networks Corp. The top performer among the ten largest holdings was Motorola Inc. Corning Inc. also delivered a slight gain.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.56)%	(5.61)%	(5.12)%	(5.55)%	(5.49)%	(5.13)%	(3.24)%	(3.24)%	(2.81)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.56)%	(5.61)%	(5.12)%	(24.82)%	(24.61)%	(23.15)%	(15.34)%	(15.37)%	(13.43)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Industry	Percentage of Net Assets
Semiconductors	82.61%
Telecommunications	9.96
Electrical Components & Equipment	2.71
Computers	2.56
Software	1.71
Electronics	0.43
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Motorola Inc.	9.63%
Intel Corp.	9.29
Texas Instruments Inc.	8.57
Applied Materials Inc.	6.93
STMicroelectronics NV NYS	3.81
Analog Devices Inc.	3.29
Micron Technology Inc.	3.18
Broadcom Corp. Class A	3.17
Marvell Technology Group Ltd.	3.05
Linear Technology Corp.	2.77

TOTAL	53.69%

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned — 5.56%, while the Index returned — 5.12%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

Improving economic conditions during the first part of the reporting period translated into renewed demand for some technology products, including some products in the semiconductor sector. As a group, semiconductor stocks delivered losses for the reporting period, although results within the group were mixed. In general, the group participated in the broader market downturn in the final months of the reporting period, hampering performance.

The ten largest holdings of the Fund represented approximately 54% of the net assets of the Fund as of July 31, 2006. Only two of the Fund’s ten largest holdings as of July 31, 2006 delivered gains for the reporting period. Intel Corp. posted the sharpest decline, followed by Analog Devices Inc., the Class A shares of Broadcom Corp., and Linear Technology Corp. The best performer was semiconductor component manufacturer Micron Technology Inc. Motorola Inc., also delivered a positive return for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.60)%	(6.60)%	(5.96)%	(4.75)%	(4.72)%	(4.21)%	(5.02)%	(5.02)%	(4.48)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.60)%	(6.60)%	(5.96)%	(21.60)%	(21.47)%	(19.35)%	(22.95)%	(22.95)%	(20.68)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Industry	Percentage of Net Assets
Software	74.68%
Internet	17.47
Computers	4.40
Telecommunications	3.48
Short-Term and Other Net Assets	(0.03)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Oracle Corp.	9.15%
Microsoft Corp.	9.00
Symantec Corp.	8.70
Adobe Systems Inc.	8.21
Electronic Arts Inc.	6.89
CA Inc.	5.82
Intuit Inc.	5.16
Autodesk Inc.	3.78
Amdocs Ltd.	3.48
Citrix Systems Inc.	2.77

TOTAL	62.96%

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server applications, enterprise software, internet software, PC and entertainment software. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned — 6.60%, while the Index returned — 5.96%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

Generally healthy economic conditions during the first half of the reporting period translated into renewed demand for technology products. Software companies participated in this trend, benefiting from increased corporate spending. In the final months of the reporting period, however, the sector participated in the overall market downturn, resulting in mixed performance results within the sector.

The ten largest holdings of the Fund represented approximately 63% of the net assets of the Fund as of July 31, 2006. Among the Fund’s ten largest holdings as of July 31, 2006, performance was mostly negative for the reporting period. Internet technology software-maker CA Inc., Symantec Corp. and Electronic Arts Inc. all declined sharply for the reporting period. Citrix Systems Inc. was the strongest performer among the ten largest holdings. Intuit Inc., a maker of business and financial management solutions, also posted healthy gains, as did Amdocs Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.96%	26.84%	27.76%	18.88%	18.86%	19.39%	128.36%	128.20%	133.32%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Industry	Percentage of Net Assets
Oil & Gas	64.67%
Oil & Gas Services	12.88
Mining	12.68
Pipelines	4.04
Forest Products & Paper	3.11
Coal	1.62
Engineering & Construction	0.28
Chemicals	0.26
Packaging & Containers	0.14
Iron & Steel	0.09
Manufacturing	0.06
Energy – Alternate Sources	0.06
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	7.84%
Chevron Corp.	7.83
BP PLC ADR	7.33
ConocoPhillips	6.29
Schlumberger Ltd.	4.38
Occidental Petroleum Corp.	2.56
EnCana Corp.	2.52
Valero Energy Corp.	2.31
Suncor Energy Inc.	2.07
Halliburton Co.	1.91

TOTAL	45.04%

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: integrated oil, oil exploration and production, oil services, metals, mining, coal, paper and forest products. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned 26.96%, while the Index returned 27.76%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

During the reporting period, natural resources stocks benefited from escalating oil prices. As the price of crude oil rose, share prices of oil companies gained. In general, smaller oil exploration and production companies were the strongest performers because they tended to be more sensitive to changes in oil prices than the larger, diversified oil companies.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

The ten largest holdings of the Fund represented approximately 45% of the net assets of the Fund as of July 31, 2006. All of the Fund’s ten largest holdings as of July 31, 2006 delivered solid gains for the reporting period, benefiting from high oil prices. Strong returns came from oil exploration and production companies Suncor Energy Inc., Valero Energy Corp., and Schlumberger Ltd., as well as Occidental Petroleum Corp. and EnCana Corp. Large integrated oil companies Exxon Mobil Corp., Chevron Corp. and the ADR shares of BP PLC also gained for the reporting period.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.40%	12.26%	12.69%	12.22%	12.27%	12.51%	30.97%	31.10%	31.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/30/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Sector*	Percentage of Net Assets
Financial	25.41%
Consumer Non-Cyclical	18.10
Energy	14.33
Industrial	9.83
Communications	9.51
Consumer Cyclical	8.09
Basic Materials	5.10
Utilities	4.60
Technology	4.20
Diversified	0.60
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.25%
General Electric Co.	1.87
BP PLC ADR	1.35
Citigroup Inc.	1.33
Bank of America Corp.	1.30
HSBC Holdings PLC ADR	1.12
Pfizer Inc.	1.05
Procter & Gamble Co.	1.01
Johnson & Johnson	1.00
Altria Group Inc.	0.90

TOTAL	13.18%

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned 12.40%, while the Index returned 12.69%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

Sector performance within the Index was positive for the reporting period. The materials sector was the best performing sector for the reporting period, although it represented less than 6% of the Index at the end of the reporting period. The energy sector also logged strong gains due largely to high oil prices, followed by the financials sector and the utilities sector. The health care sector gained ground, and the consumer discretionary sector posted the most modest gains amongst sectors in the Index.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

Among the Fund’s ten largest holdings as of July 31, 2006, performance was mostly positive for the reporting period. The strongest performer was Altria Group Inc., followed by financial companies Bank of America Corp. and HSBC Holdings PLC. Oil giant Exxon Mobil Corp. also delivered healthy gains, due to surging oil prices during the reporting period. General Electric Co. was the lone decliner during the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.93%	8.26%	8.17%	7.02%	7.19%	7.24%	17.23%	17.66%	17.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/29/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/06

Sector*	Percentage of Net Assets
Financial	25.00%
Consumer Non-Cyclical	24.60
Energy	14.60
Industrial	12.12
Communications	9.21
Consumer Cyclical	5.58
Technology	5.00
Utilities	2.35
Basic Materials	1.43
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 7/31/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	6.16%
General Electric Co.	5.06
Citigroup Inc.	3.57
Bank of America Corp.	3.50
Pfizer Inc.	2.83
Johnson & Johnson	2.77
Procter & Gamble Co.	2.75
Altria Group Inc.	2.46
JP Morgan Chase & Co.	2.36
Chevron Corp.	2.21

TOTAL	33.67%

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned 7.93%, while the Index returned 8.17%.

Domestic equity markets generally achieved modest results for the reporting period, against a backdrop of increasing interest rates, rising oil prices, and geopolitical concerns. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 5.25% by July 31, 2006. Notably, although it raised rates at its June 29, 2006 meeting, for the first time since the Fed began increasing rates from their low of 1.00% in June 2004, it did not say that additional rate hikes were being considered. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil climbed in the wake of Hurricane Katrina, which curtailed oil supply, and surged again as violence erupted in the Middle East in the final months of the reporting period. By the end of the reporting period, the price of oil had topped $77 per barrel, representing a rise of 26% in the first seven months of 2006. Economic growth as measured by gross domestic product (“GDP”) growth rates, slowed during the reporting period. For the first quarter of 2006, GDP grew at a 5.6% annualized rate, its fastest rate since the third quarter of 2003. However, for the second quarter of 2006, GDP growth slowed to a 2.9% annualized rate. Uncertainty surrounding interest rates, oil prices, and geopolitical unrest contributed to a market downturn in the final months of the reporting period, causing broad markets to lose some of the gains they had achieved earlier in the reporting period.

Most of the Index’s ten sectors had positive returns for the reporting period. The strongest performance came from the energy sector, which benefited from rising oil prices during the reporting period. The financials sector also performed well, followed by the utilities and telecommunications services sectors. The consumer discretionary sector declined as economic growth slowed.

Among the Fund’s ten largest holdings as of July 31, 2006, performance was mostly positive for the reporting period. The strongest performer was financial giant JP Morgan Chase & Co. Consumer goods company Altria Group Inc., and financial company Bank of America Corp. also performed well. Oil companies Exxon Mobil Corp. and Chevron Corp. both logged gains, benefiting from escalating oil prices during the reporting period. General Electric Co. posted a modest decline for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/06 to 7/31/06)
Goldman Sachs Technology
Actual	$1,000.00	$872.90	0.49%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
Goldman Sachs Networking
Actual	1,000.00	762.40	0.49	2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
Goldman Sachs Semiconductor
Actual	1,000.00	835.60	0.49	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
Goldman Sachs Software
Actual	1,000.00	898.90	0.49	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/06 to 7/31/06)
Goldman Sachs Natural Resources
Actual	$1,000.00	$1,014.20	0.49%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
NYSE Composite
Actual	1,000.00	1,028.40	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
NYSE 100
Actual	1,000.00	1,037.90	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.98%
COMMERCIAL SERVICES – 1.95%
Accenture Ltd.	56,256	$1,646,051
BearingPoint Inc.[1]	19,636	157,088
ChoicePoint Inc.[1]	8,703	297,294
Convergys Corp.[1]	14,008	267,273
Euronet Worldwide Inc.[1]	2,946	74,858
Hewitt Associates Inc. Class A1	5,865	131,787
Paychex Inc.	37,108	1,268,351
Wright Express Corp.[1]	3,116	93,324

		3,936,026
COMPUTERS – 23.52%
Affiliated Computer Services Inc. Class A1	11,075	564,050
Apple Computer Inc.[1]	82,086	5,578,565
BISYS Group Inc. (The)[1]	11,891	146,022
Brocade Communications Systems Inc.[1]	26,495	165,859
CACI International Inc. Class A1	2,961	166,852
Cadence Design Systems Inc.[1]	27,247	441,129
Ceridian Corp.[1]	14,805	355,468
Cognizant Technology Solutions Corp.[1]	13,371	875,667
Computer Sciences Corp.[1]	18,189	952,922
Dell Inc.[1]	223,907	4,854,304
DST Systems Inc.[1]	6,942	390,904
Electronic Data Systems Corp.	50,713	1,212,041
Electronics For Imaging Inc.[1]	5,337	107,701
EMC Corp.[1]	230,095	2,335,464
Gateway Inc.[1]	36,614	58,582
Henry (Jack) & Associates Inc.	8,998	169,792
Hewlett-Packard Co.	274,223	8,750,456
Imation Corp.	3,322	135,272
Intergraph Corp.[1]	2,780	98,773
International Business Machines Corp.	150,260	11,631,627
Komag Inc.[1]	2,481	95,047
Kronos Inc.[1]	3,160	91,672
Lexmark International Inc.[1]	10,412	562,769
Mentor Graphics Corp.[1]	7,734	106,575
National Instruments Corp.	7,853	217,921
Network Appliance Inc.[1]	36,275	1,077,005
Palm Inc.[1]	9,712	144,806
Perot Systems Corp. Class A1	11,516	153,393
Research in Motion Ltd.[1]	18,109	1,188,494
Reynolds & Reynolds Co. (The) Class A	6,246	221,046
SanDisk Corp.[1]	18,552	865,636
Seagate Technology	56,262	1,305,278
SRA International Inc. Class A1	3,765	91,075
Sun Microsystems Inc.[1]	337,165	1,466,668
Synopsys Inc.[1]	14,200	254,180
Unisys Corp.[1]	33,487	171,453
Western Digital Corp.[1]	21,026	368,796

		47,373,264
DISTRIBUTION & WHOLESALE – 0.37%
CDW Corp.	7,903	466,909
Ingram Micro Inc. Class A1	15,743	277,549

		744,458
ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
ASM Lithography Holding NV NYS[1]	47,518	945,608

		945,608
ELECTRONICS – 2.97%
Agilent Technologies Inc.[1]	41,617	1,183,587
Amphenol Corp. Class A	8,704	488,120
Arrow Electronics Inc.[1]	11,615	328,240
Avnet Inc.[1]	13,162	239,548
AVX Corp.	17,098	258,864
Benchmark Electronics Inc.[1]	6,162	149,921
Celestica Inc.[1]	18,515	175,707
Cymer Inc.[1]	3,577	139,932
Flextronics International Ltd.[1]	55,799	632,761
Jabil Circuit Inc.	20,008	462,185
KEMET Corp.[1]	8,560	71,647
Nam Tai Electronics Inc.	4,209	72,016
PerkinElmer Inc.	12,820	231,145
Plexus Corp.[1]	3,784	94,297
Sanmina-SCI Corp.[1]	51,936	179,699
Solectron Corp.[1]	93,202	281,470
Symbol Technologies Inc.	24,016	265,377
Tektronix Inc.	8,609	234,767
Trimble Navigation Ltd.[1]	5,216	250,525
Vishay Intertechnology Inc.[1]	16,748	234,974

		5,974,782

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Shares	Value
ENTERTAINMENT – 0.05%
Macrovision Corp.[1]	4,990	$97,904

		97,904
INTERNET – 11.62%
Akamai Technologies Inc.[1]	14,321	567,541
Amazon.com Inc.[1]	40,679	1,093,858
Avocent Corp.[1]	4,921	125,879
Check Point Software Technologies Ltd.[1]	24,297	408,190
CheckFree Corp.[1]	8,976	399,432
CNET Networks Inc.[1]	14,409	121,612
Digital Insight Corp.[1]	3,525	83,190
Digital River Inc.[1,2]	3,394	152,187
EarthLink Inc.[1]	13,770	99,282
eBay Inc.[1]	135,991	3,273,303
Equinix Inc.[1]	2,345	122,831
Expedia Inc.[1]	32,130	430,542
F5 Networks Inc.[1]	3,713	172,060
Google Inc. Class A1	20,782	8,034,321
IAC/InterActiveCorp[1]	28,612	678,391
InfoSpace Inc.[1]	3,275	72,247
Internet Security Systems Inc.[1]	4,503	101,272
McAfee Inc.[1]	16,078	346,481
NetFlix Inc.[1]	5,189	107,360
Openwave Systems Inc.[1]	7,497	49,405
Priceline.com Inc.[1]	3,146	84,564
RealNetworks Inc.[1]	16,920	169,031
Redback Networks Inc.[1]	4,930	76,218
RSA Security Inc.[1]	7,036	194,053
Symantec Corp.[1]	101,829	1,768,770
TIBCO Software Inc.[1]	21,332	169,803
ValueClick Inc.[1]	8,502	122,514
VeriSign Inc.[1]	24,269	435,143
WebEx Communications Inc.[1,2]	4,498	154,191
Websense Inc.[1]	4,734	88,763
Yahoo! Inc.[1]	136,823	3,713,376

		23,415,810
LEISURE TIME – 0.13%
Sabre Holdings Corp.	12,948	268,024

		268,024
MACHINERY – 0.19%
Intermec Inc.[1]	6,062	147,913
Zebra Technologies Corp. Class A1	7,101	222,616

		370,529
SEMICONDUCTORS – 18.76%
Advanced Micro Devices Inc.[1]	46,116	894,189
Agere Systems Inc.[1]	17,527	255,193
Altera Corp.[1]	35,419	613,103
AMIS Holdings Inc.[1]	8,450	79,261
Amkor Technology Inc.[1]	17,453	107,860
Analog Devices Inc.	35,336	1,142,413
Applied Materials Inc.	152,216	2,395,880
Applied Micro Circuits Corp.[1]	30,099	77,655
ASE Test Ltd.[1]	9,970	78,564
Atmel Corp.[1]	47,502	227,535
Broadcom Corp. Class A1	44,791	1,074,536
Conexant Systems Inc.[1]	46,587	83,391
Cree Inc.[1]	7,417	146,337
Cypress Semiconductor Corp.[1]	13,019	197,759
Emulex Corp.[1]	8,198	122,068
Entegris Inc.[1]	13,019	123,030
Fairchild Semiconductor International Inc. Class A1	11,798	193,015
FormFactor Inc.[1]	3,900	167,193
Freescale Semiconductor Inc. Class A1	12,940	370,472
Freescale Semiconductor Inc. Class B1	26,648	760,001
Integrated Device Technology Inc.[1]	19,317	298,834
Intel Corp.	563,872	10,149,696
International Rectifier Corp.[1]	6,429	229,194
Intersil Corp. Class A	14,200	333,842
KLA-Tencor Corp.	19,424	819,499
Lam Research Corp.[1]	13,744	571,613
Linear Technology Corp.	29,749	962,380
LSI Logic Corp.[1]	38,306	314,109
Marvell Technology Group Ltd.[1]	55,808	1,035,238
Maxim Integrated Products Inc.	31,437	923,619
MEMC Electronic Materials Inc.[1]	20,631	627,595
Micrel Inc.[1]	8,621	92,072
Microchip Technology Inc.	20,631	665,556
Micron Technology Inc.[1]	70,194	1,094,324
Microsemi Corp.[1]	6,086	153,976

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Shares	Value
MKS Instruments Inc.[1]	5,319	$109,944
National Semiconductor Corp.	33,166	771,441
Novellus Systems Inc.[1]	12,784	323,563
NVIDIA Corp.[1]	33,511	741,598
OmniVision Technologies Inc.[1,2]	5,614	106,666
ON Semiconductor Corp.[1]	27,802	174,875
PMC-Sierra Inc.[1]	17,871	91,321
QLogic Corp.[1]	16,260	284,387
Rambus Inc.[1]	9,814	173,021
Semtech Corp.[1]	7,286	93,989
Silicon Image Inc.[1]	7,822	82,757
Silicon Laboratories Inc.[1]	5,217	192,612
SiRF Technology Holdings Inc.[1]	4,620	88,242
Skyworks Solutions Inc.[1]	15,477	67,944
Spansion Inc. Class A1	7,702	107,674
STMicroelectronics NV NYS	88,481	1,323,676
Teradyne Inc.[1]	19,338	254,101
Texas Instruments Inc.	151,290	4,505,416
Varian Semiconductor Equipment Associates Inc.[1]	5,437	172,353
Xilinx Inc.	33,750	684,788
Zoran Corp.[1]	3,864	62,017

		37,793,387
SOFTWARE – 23.44%
Activision Inc.[1]	26,259	313,795
Acxiom Corp.	8,444	206,709
Adobe Systems Inc.[1]	57,915	1,651,157
Advent Software Inc.[1]	3,049	95,190
ANSYS Inc.[1]	3,265	149,831
ATI Technologies Inc.[1]	24,888	500,995
Autodesk Inc.[1]	22,606	771,091
Automatic Data Processing Inc.	56,105	2,455,155
Avid Technology Inc.[1]	4,088	144,061
BEA Systems Inc.[1]	38,682	454,127
BMC Software Inc.[1]	21,133	494,935
CA Inc.	56,503	1,184,303
Citrix Systems Inc.[1]	17,090	542,949
Cognos Inc.[1]	8,953	279,781
Compuware Corp.[1]	38,271	267,514
CSG Systems International Inc.[1]	4,971	129,445
Electronic Arts Inc.[1]	29,710	1,399,638
Fair Isaac Corp.	6,663	225,076
Fidelity National Information Services Inc.	18,088	646,465
FileNET Corp.[1]	4,032	128,298
First Data Corp.	74,414	3,039,812
Fiserv Inc.[1]	17,285	754,663
Global Payments Inc.	7,692	327,218
Hyperion Solutions Corp.[1]	5,986	186,524
Informatica Corp.[1]	8,577	119,821
Intuit Inc.[1]	34,162	1,054,581
Keane Inc.[1]	6,155	88,755
Lawson Software Inc.[1]	15,552	104,198
Microsoft Corp.	797,979	19,175,435
Midway Games Inc.[1,2]	8,810	82,814
NAVTEQ Corp.[1]	9,071	255,621
Novell Inc.[1]	37,645	244,316
Nuance Communications Inc.[1]	13,586	125,806
Open Text Corp.[1,2]	4,842	65,900
Oracle Corp.[1]	517,384	7,745,239
Parametric Technology Corp.[1]	10,714	165,638
Quest Software Inc.[1]	9,544	130,466
Red Hat Inc.[1,2]	17,437	412,908
Salesforce.com Inc.[1]	10,481	269,362
Sybase Inc.[1]	8,837	186,019
Take-Two Interactive Software Inc.[1,2]	6,936	74,285
THQ Inc.[1]	5,815	131,942
Transaction Systems Architects Inc. Class A1	3,061	113,318
Trident Microsystems Inc.[1]	4,441	76,474
VeriFone Holdings Inc.[1]	6,638	187,524
Wind River Systems Inc.[1]	8,318	68,790

		47,227,944
TELECOMMUNICATIONS – 16.51%
ADC Telecommunications Inc.[1]	11,459	140,144
ADTRAN Inc.	7,416	162,188
Amdocs Ltd.[1]	19,643	712,648
Andrew Corp.[1]	16,014	135,318
Arris Group Inc.[1]	8,474	90,587
Atheros Communications Inc.[1]	3,930	64,924
Avaya Inc.[1]	45,759	423,728
Black Box Corp.	1,664	68,407

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
CIENA Corp.[1]	56,713	$205,868
Cisco Systems Inc.[1]	591,660	10,561,131
Comverse Technology Inc.[1]	19,776	383,259
Corning Inc.[1]	150,049	2,861,434
Crown Castle International Corp.[1]	21,179	746,136
Foundry Networks Inc.[1]	13,644	141,352
Harris Corp.	13,193	600,941
InterDigital Communications Corp.[1]	5,280	144,725
Ixia[1]	6,343	58,800
JDS Uniphase Corp.[1]	154,895	329,926
Juniper Networks Inc.[1]	54,027	726,663
Lucent Technologies Inc.[1]	438,972	935,010
Motorola Inc.	239,800	5,457,848
Nortel Networks Corp.[1]	423,156	829,386
Polycom Inc.[1]	9,164	203,441
Powerwave Technologies Inc.[1]	9,779	77,645
QUALCOMM Inc.	162,001	5,712,155
RF Micro Devices Inc.[1]	18,518	114,071
Sonus Networks Inc.[1]	24,528	109,885
Sycamore Networks Inc.[1]	27,190	98,972
Syniverse Holdings Inc.[1]	6,627	92,645
Tekelec[1]	6,498	66,864
Tellabs Inc.[1]	44,233	415,790
3Com Corp.[1]	37,927	179,774
UTStarcom Inc.[1]	11,325	94,111
West Corp.[1]	6,740	321,633

		33,267,409

TOTAL COMMON STOCKS (Cost: $244,506,344)		201,415,145

SHORT-TERM INVESTMENTS – 0.49%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$736	736
Societe Generale
5.33%, 12/08/06	7,361	7,361
Washington Mutual Bank
5.28%, 08/07/06	3,681	3,681
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,889	5,889

		17,667

Security	Principal	Value
COMMERCIAL PAPER[3] – 0.06%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	$2,148	$2,125
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	7,361	7,361
ASAP Funding Ltd.
5.21%, 08/08/06[4]	3,534	3,530
Barton Capital Corp.
5.29%, 08/01/06[4]	7,037	7,037
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	3,735	3,735
CC USA Inc.
5.03%, 10/24/06[4]	1,472	1,455
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	5,431	5,327
Five Finance Inc.
5.19%, 12/01/06[4]	3,313	3,254
General Electric Capital Corp.
5.26%, 08/02/06	7,361	7,360
General Electric Capital Services Inc.
5.22%, 12/11/06	736	722
General Electric Co.
5.26%, 08/02/06	7,361	7,360
Giro Funding Corp.
5.32%, 08/09/06[4]	2,208	2,206
Govco Inc.
5.22%, 08/03/06[4]	7,361	7,359
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	2,503	2,474
Landale Funding LLC
5.30%, 08/15/06[4]	8,098	8,081
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	4,021	3,960
Lockhart Funding LLC
5.28%, 08/04/06[4]	1,914	1,913
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[4]	18,404	18,393
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	17,645	17,626

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	$11,671	$11,670
Tulip Funding Corp.
5.30%, 08/01/06[4]	3,681	3,681
White Pine Finance LLC
5.12%, 10/27/06[4]	1,139	1,374

		128,003
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	1,840	1,840
Cullinan Finance Corp.
5.71%, 06/28/07[4]	5,521	5,521
K2 USA LLC
5.39%, 06/04/07[4]	5,521	5,521
Marshall & Ilsley Bank
5.18%, 12/15/06	7,361	7,371
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	8,613	8,613
US Bank N.A.
2.85%, 11/15/06	1,472	1,464

		30,330
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	116,534	116,534

		116,534
REPURCHASE AGREEMENTS[3] – 0.11%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $14,725 (collateralized by non-U.S. Government debt securities, value $15,190, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$14,723	14,723
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $29,450 (collateralized by non-U.S. Government debt securities, value $30,086, 5.00% to 5.50%, 2/1/34 to 7/1/34).	29,446	29,446

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $11,044 (collateralized by non-U.S. Government debt securities, value $12,167, 0.20% to 6.43%, 9/25/20 to 6/23/46).	$11,042	$11,042
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $33,132 (collateralized by non-U.S. Government debt securities, value $34,842, 4.92% to 5.93%, 10/25/33 to 10/25/35).	33,127	33,127
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,418 (collateralized by non-U.S. Government debt securities, value $4,986, 0.00% to 10.00%, 9/10/34 to 5/9/36).	4,417	4,417
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $14,725 (collateralized by non-U.S. Government debt securities, value $15,043, 3.00% to 8.57%, 10/15/06 to 2/15/38).	14,723	14,723
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $7,362 (collateralized by U.S. Government obligations, value $7,521, 4.81% to 5.82%, 1/1/33 to 7/1/36).	7,361	7,361
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $7,362 (collateralized by non-U.S. Government debt securities, value $7,743, 5.97% to 9.01%, 10/27/10 to 3/25/37).	7,361	7,361

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $6,258 (collateralized by non-U.S. Government debt securities, value $6,581, 0.00% to 10.00%, 8/1/06 to 7/31/36).	$6,257	$6,257
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $22,087 (collateralized by non-U.S. Government debt securities, value $23,081, 0.66% to 9.61%, 2/22/11 to 7/25/46).	22,084	22,084
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $9,203 (collateralized by non-U.S. Government debt securities, value $9,511, 0.00% to 10.13%, 10/15/06 to 10/1/25).	9,202	9,202
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $36,812 (collateralized by U.S. Government obligations, value $37,782, 4.48% to 6.50%, 6/1/20 to 7/1/36).	36,807	36,807
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $7,362 (collateralized by non-U.S. Government debt securities, value $7,899, 3.22% to 7.30%, 5/15/07 to 10/25/45).	7,361	7,361
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,577 (collateralized by non-U.S. Government debt securities, value $2,658, 0.00% to 10.00%, 8/1/06 to 7/31/36).	2,577	2,577
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $5,396 (collateralized by non-U.S. Government debt securities, value $5,457, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	5,153	5,153
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $14,725 (collateralized by non-U.S. Government debt securities, value $15,464, 0.00% to 6.16%, 10/10/06 to 5/15/44).	14,723	14,723

		226,364
TIME DEPOSITS[3] – 0.02%
Deutsche Bank AG
5.31%, 08/01/06	2,944	2,944
Rabobank Nederland NV
5.29%, 08/01/06	18,404	18,404
Societe Generale
5.29%, 08/01/06	11,042	11,042
Wells Fargo Bank N.A.
5.30%, 08/01/06	11,042	11,042

		43,432
VARIABLE & FLOATING RATE NOTES[3] – 0.21%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	18,845	18,847
American Express Bank
5.37%, 02/28/07	7,361	7,362
American Express Centurion Bank
5.46%, 07/19/07	8,098	8,107
American Express Credit Corp.
5.43%, 07/05/07	2,208	2,210
ASIF Global Financing
5.17%, 05/03/07[4]	736	736
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	4,785	4,785
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	10,674	10,675

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Principal	Value
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	$18,772	$18,772
BMW US Capital LLC
5.37%, 07/13/07[4]	7,361	7,361
BNP Paribas
5.14%, 05/18/07[4]	13,619	13,619
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	5,374	5,374
CC USA Inc.
5.48%, 07/30/07[4]	3,681	3,681
Commodore CDO Ltd.
5.38%, 06/12/07[4]	1,840	1,840
Credit Agricole SA
5.48%, 07/23/07	7,361	7,361
Credit Suisse First Boston NY
5.51%, 04/24/07	3,681	3,681
Cullinan Finance Corp.
5.36%, 04/25/07[4]	1,840	1,840
DEPFA Bank PLC
5.37%, 06/15/07	7,361	7,361
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	8,466	8,466
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	7,361	7,361
Fifth Third Bancorp
5.38%, 06/22/07[4]	14,723	14,723
First Tennessee Bank N.A.
5.21%, 08/25/06	2,208	2,208
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	7,361	7,361
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	7,730	7,732
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	11,042	11,044
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	7,361	7,361
JP Morgan Chase & Co.
5.32%, 08/02/07	5,521	5,521
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	5,521	5,521
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	7,684	7,684
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	9,202	9,199
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	8,098	8,097
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	3,244	3,244
Marshall & Ilsley Bank
5.35%, 07/13/07	4,049	4,049
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	11,042	11,042
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	736	736
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	928	928
Mound Financing PLC
5.32%, 05/08/07[4]	6,920	6,920
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	7,361	7,361
National City Bank of Indiana
5.17%, 05/21/07	3,681	3,681
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	24,293	24,298
Newcastle Ltd.
5.42%, 04/24/07[4]	2,595	2,594
Northern Rock PLC
5.39%, 08/03/07[4]	8,834	8,834
Principal Life Global Funding I
5.81%, 02/08/07	3,313	3,321
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	5,521	5,520

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2006

Security	Principal	Value
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	$7,361	$7,361
Strips III LLC
5.45%, 07/24/07[4]	1,840	1,840
SunTrust Bank
5.32%, 05/01/07	7,361	7,362
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	17,962	17,959
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	10,306	10,306
US Bank N.A.
5.33%, 09/29/06	3,313	3,313
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	11,202	11,202
Wachovia Bank N.A.
5.36%, 05/22/07	14,723	14,723
Wells Fargo & Co.
5.38%, 08/15/07[4]	3,681	3,681
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	5,521	5,521
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	23,925	23,919
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	2,486	2,486

		418,091

TOTAL SHORT-TERM INVESTMENTS (Cost: $980,421)		980,421

TOTAL INVESTMENTS IN SECURITIES – 100.47% (Cost: $245,486,765)		202,395,566
Other Assets, Less Liabilities – (0.47)%		(937,563)

NET ASSETS – 100.00%		$201,458,003

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.97%
COMPUTERS – 5.84%
Research in Motion Ltd.[1]	140,219	$9,202,572

		9,202,572
INTERNET – 0.66%
Redback Networks Inc.[1]	67,023	1,036,176

		1,036,176
SEMICONDUCTORS – 18.47%
Agere Systems Inc.[1]	229,240	3,337,734
Applied Micro Circuits Corp.[1]	310,024	799,862
Broadcom Corp. Class A1	444,159	10,655,374
Conexant Systems Inc.[1]	537,067	961,350
Marvell Technology Group Ltd.[1]	549,063	10,185,119
PMC-Sierra Inc.[1]	253,520	1,295,487
SiRF Technology Holdings Inc.[1]	60,221	1,150,221
Skyworks Solutions Inc.[1]	161,292	708,072

		29,093,219
TELECOMMUNICATIONS – 75.00%
ADC Telecommunications Inc.[1]	144,302	1,764,813
ADTRAN Inc.	101,835	2,227,131
Avaya Inc.[1]	556,041	5,148,940
CIENA Corp.[1]	672,892	2,442,598
Cisco Systems Inc.[1]	817,013	14,583,682
Comverse Technology Inc.[1]	267,412	5,182,445
Corning Inc.[1]	689,340	13,145,714
Foundry Networks Inc.[1]	168,400	1,744,624
InterDigital Communications Corp.[1]	60,897	1,669,187
JDS Uniphase Corp.[1]	1,963,224	4,181,667
Juniper Networks Inc.[1]	542,222	7,292,886
Lucent Technologies Inc.[1]	3,748,274	7,983,824
Motorola Inc.	718,381	16,350,352
Nortel Networks Corp.[1,2]	4,106,088	8,047,933
Polycom Inc.[1]	113,782	2,525,960
Powerwave Technologies Inc.[1]	123,011	976,707
QUALCOMM Inc.	350,583	12,361,557
Sonus Networks Inc.[1]	285,173	1,277,575
Sycamore Networks Inc.[1]	325,600	1,185,184
Tellabs Inc.[1]	527,340	4,956,996

Security	Shares or Principal	Value
3Com Corp. [1]	455,338	$2,158,302
UTStarcom Inc.[1,2]	111,637	927,703

		118,135,780

TOTAL COMMON STOCKS (Cost: $229,717,718)		157,467,747
SHORT-TERM INVESTMENTS – 1.28%
CERTIFICATES OF DEPOSIT[3]– 0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,601	1,601
Societe Generale
5.33%, 12/08/06	16,011	16,011
Washington Mutual Bank
5.28%, 08/07/06	8,005	8,005
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,809	12,809

		38,426
COMMERCIAL PAPER[3] – 0.18%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	4,672	4,590
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	16,011	16,011
ASAP Funding Ltd.
5.21%, 08/08/06[4]	7,685	7,677
Barton Capital Corp.
5.29%, 08/01/06[4]	15,305	15,305
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	8,124	8,123
CC USA Inc.
5.03%, 10/24/06[4]	3,202	3,165
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	11,812	11,585
Five Finance Inc.
5.19%, 12/01/06[4]	7,205	7,078
General Electric Capital Corp.
5.26%, 08/02/06	16,011	16,009
General Electric Capital Services Inc.
5.22%, 12/11/06	1,601	1,570
General Electric Co.
5.26%, 08/02/06	16,011	16,009

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
Giro Funding Corp.
5.32%, 08/09/06[4]	$4,803	$4,798
Govco Inc.
5.22%, 08/03/06[4]	16,011	16,006
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	5,444	5,382
Landale Funding LLC
5.30%, 08/15/06[4]	17,612	17,576
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	8,745	8,612
Lockhart Funding LLC
5.28%, 08/04/06[4]	4,163	4,161
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[4]	40,027	40,005
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	38,377	38,338
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	25,384	25,384
Tulip Funding Corp.
5.30%, 08/01/06[4]	8,005	8,005
White Pine Finance LLC
5.12%, 10/27/06[4]	3,026	2,989

		278,378
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	4,003	4,003
Cullinan Finance Corp.
5.71%, 06/28/07[4]	12,008	12,008
K2 USA LLC
5.39%, 06/04/07[4]	12,008	12,008
Marshall & Ilsley Bank
5.18%, 12/15/06	16,011	16,031
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	18,733	18,733
US Bank N.A.
2.85%, 11/15/06	3,202	3,185

		65,968
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	136,992	136,992

		136,992
REPURCHASE AGREEMENTS[3] – 0.31%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $32,027 (collateralized by non-U.S. Government debt securities, value $33,039, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$32,022	32,022
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $64,053 (collateralized by non-U.S. Government debt securities, value $65,435, 5.00% to 5.50%, 2/1/34 to 7/1/34).	64,044	64,044
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $24,020 (collateralized by non-U.S. Government debt securities, value $26,463, 0.20% to 6.43%, 9/25/20 to 6/23/46).	24,016	24,016
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $72,060 (collateralized by non-U.S. Government debt securities, value $75,780, 4.92% to 5.93%, 10/25/33 to 10/25/35).	72,049	72,049
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $9,608 (collateralized by non-U.S. Government debt securities, value $10,844, 0.00% to 10.00%, 9/10/34 to 5/9/36).	9,607	9,607

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2006

Security	Principal	Value
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $32,027 (collateralized by non-U.S. Government debt securities, value $32,718, 3.00% to 8.57%, 10/15/06 to 2/15/38).	$32,022	$32,022
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $16,013 (collateralized by U.S. Government obligations, value $16,359, 4.81% to 5.82%, 1/1/33 to 7/1/36).	16,011	16,011
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $16,013 (collateralized by non-U.S. Government debt securities, value $16,840, 5.97% to 9.01%, 10/27/10 to 3/25/37).	16,011	16,011
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $13,611 (collateralized by non-U.S. Government debt securities, value $14,314, 0.00% to 10.00%, 8/1/06 to 7/31/36).	13,609	13,609
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $48,040 (collateralized by non-U.S. Government debt securities, value $50,201, 0.66% to 9.61%, 2/22/11 to 7/25/46).	48,033	48,033
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $20,017 (collateralized by non-U.S. Government debt securities, value $20,685, 0.00% to 10.13%, 10/15/06 to 10/1/25).	20,014	20,014
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $80,066 (collateralized by U.S. Government obligations, value $82,175, 4.48% to 6.50%, 6/1/20 to 7/1/36).	80,054	80,054
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $16,013 (collateralized by non-U.S. Government debt securities, value $17,180, 3.22% to 7.30%, 5/15/07 to 10/25/45).	16,011	16,011
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $5,605 (collateralized by non-U.S. Government debt securities, value $5,781, 0.00% to 10.00%, 8/1/06 to 7/31/36).	5,604	5,604
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $11,736 (collateralized by non-U.S. Government debt securities, value $11,868, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	11,208	11,208
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $32,027 (collateralized by non-U.S. Government debt securities, value $33,633, 0.00% to 6.16%, 10/10/06 to 5/15/44).	32,022	32,022

		492,337
TIME DEPOSITS[3] – 0.06%
Deutsche Bank AG
5.31%, 08/01/06	6,403	6,403
Rabobank Nederland NV
5.29%, 08/01/06	40,027	40,027

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2006

Security	Principal	Value
Societe Generale
5.29%, 08/01/06	$24,016	$24,016
Wells Fargo Bank N.A.
5.30%, 08/01/06	24,016	24,016

		94,462
VARIABLE & FLOATING RATE NOTES[3] – 0.58%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	40,988	40,994
American Express Bank
5.37%, 02/28/07	16,011	16,010
American Express Centurion Bank
5.46%, 07/19/07	17,612	17,631
American Express Credit Corp.
5.43%, 07/05/07	4,803	4,806
ASIF Global Financing
5.17%, 05/03/07[4]	1,601	1,602
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	10,407	10,407
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	23,216	23,217
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	40,828	40,831
BMW US Capital LLC
5.37%, 07/13/07[4]	16,011	16,011
BNP Paribas
5.14%, 05/18/07[4]	29,620	29,620
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	11,688	11,688
CC USA Inc.
5.48%, 07/30/07[4]	8,005	8,007
Commodore CDO Ltd.
5.38%, 06/12/07[4]	4,003	4,003
Credit Agricole SA
5.48%, 07/23/07	16,011	16,011
Credit Suisse First Boston NY
5.51%, 04/24/07	8,005	8,006
Cullinan Finance Corp.
5.36%, 04/25/07[4]	4,003	4,003
DEPFA Bank PLC
5.37%, 06/15/07	16,011	16,011
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	18,413	18,414
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	16,011	16,011
Fifth Third Bancorp
5.38%, 06/22/07[4]	32,022	32,022
First Tennessee Bank N.A.
5.21%, 08/25/06	4,803	4,803
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	16,011	16,009
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	16,811	16,816
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	24,016	24,021
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	16,011	16,011
JP Morgan Chase & Co.
5.32%, 08/02/07	12,008	12,008
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	12,008	12,008
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	16,712	16,712
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	20,014	20,008
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	17,612	17,610
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	7,055	7,055
Marshall & Ilsley Bank
5.35%, 07/13/07	8,806	8,806
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	24,016	24,016

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2006

Security	Principal	Value
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	$1,601	$1,601
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	2,017	2,018
Mound Financing PLC
5.32%, 05/08/07[4]	15,050	15,050
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	16,011	16,010
National City Bank of Indiana
5.17%, 05/21/07	8,005	8,006
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	52,836	52,850
Newcastle Ltd.
5.42%, 04/24/07[4]	5,644	5,643
Northern Rock PLC
5.39%, 08/03/07[4]	19,213	19,214
Principal Life Global Funding I
5.81%, 02/08/07	7,205	7,223
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	12,008	12,007
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	16,011	16,011
Strips III LLC
5.45%, 07/24/07[4]	4,003	4,003
SunTrust Bank
5.32%, 05/01/07	16,011	16,012
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	39,067	39,063
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	22,415	22,415
US Bank N.A.
5.33%, 09/29/06	7,205	7,205
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	24,363	24,363
Wachovia Bank N.A.
5.36%, 05/22/07	32,022	32,022
Wells Fargo & Co.
5.38%, 08/15/07[4]	8,005	8,006
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	12,008	12,008
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	52,035	52,024
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	5,408	5,408

		909,350

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,015,913)		2,015,913

TOTAL INVESTMENTS IN SECURITIES – 101.25% (Cost: $231,733,631)		159,483,660
Other Assets, Less Liabilities – (1.25)%		(1,965,865)

NET ASSETS – 100.00%		$157,517,795

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.98%
COMPUTERS – 2.56%
SanDisk Corp.[1]	144,915	$6,761,734

		6,761,734
ELECTRICAL COMPONENTS & EQUIPMENT – 2.71%
ASM Lithography Holding NV NYS[1]	359,903	7,162,070

		7,162,070
ELECTRONICS – 0.43%
Cymer Inc.[1]	28,857	1,128,886

		1,128,886
SEMICONDUCTORS – 82.61%
Advanced Micro Devices Inc.[1]	359,159	6,964,093
Agere Systems Inc.[1]	126,125	1,836,380
Altera Corp.[1]	266,903	4,620,091
AMIS Holdings Inc.[1]	65,566	615,009
Amkor Technology Inc.[1]	131,964	815,538
Analog Devices Inc.	268,171	8,669,968
Applied Materials Inc.	1,160,995	18,274,061
Applied Micro Circuits Corp.[1]	221,303	570,962
Atmel Corp.[1]	362,505	1,736,399
Broadcom Corp. Class A1	347,993	8,348,352
Conexant Systems Inc.[1]	359,022	642,649
Cypress Semiconductor Corp.[1]	104,074	1,580,884
Entegris Inc.[1]	99,718	942,335
Fairchild Semiconductor International Inc. Class A1	90,592	1,482,085
FormFactor Inc.[1]	33,409	1,432,244
Freescale Semiconductor Inc. Class A1	101,000	2,891,630
Freescale Semiconductor Inc. Class B1	200,487	5,717,889
Integrated Device Technology Inc.[1]	149,057	2,305,912
Intel Corp.	1,361,588	24,508,584
International Rectifier Corp.[1,2]	52,656	1,877,186
Intersil Corp. Class A	105,447	2,479,059
KLA-Tencor Corp.	147,838	6,237,285
Lam Research Corp.[1]	104,440	4,343,660
Linear Technology Corp.	225,464	7,293,760
LSI Logic Corp.[1]	295,161	2,420,320
Marvell Technology Group Ltd.[1]	433,677	8,044,708

Security	Shares or Principal	Value
Maxim Integrated Products Inc.	238,122	$6,996,024
MEMC Electronic Materials Inc.[1]	155,944	4,743,817
Micrel Inc.[1]	62,532	667,842
Microchip Technology Inc.	159,197	5,135,695
Micron Technology Inc.[1]	538,387	8,393,453
Microsemi Corp.[1]	50,973	1,289,617
MKS Instruments Inc.[1]	40,197	830,872
National Semiconductor Corp.	250,697	5,831,212
Novellus Systems Inc.[1]	94,687	2,396,528
NVIDIA Corp.[1]	261,773	5,793,037
ON Semiconductor Corp.[1]	236,360	1,486,704
PMC-Sierra Inc.[1]	150,999	771,605
Rambus Inc.[1]	76,526	1,349,153
Semtech Corp.[1]	54,042	697,142
Silicon Image Inc.[1]	61,113	646,576
Silicon Laboratories Inc.[1]	41,432	1,529,670
Skyworks Solutions Inc.[1]	120,033	526,945
Spansion Inc. Class A1	69,341	969,387
STMicroelectronics NV NYS[2]	672,373	10,058,700
Teradyne Inc.[1]	147,535	1,938,610
Texas Instruments Inc.	758,375	22,584,408
Varian Semiconductor Equipment Associates Inc.[1]	42,660	1,352,322
Xilinx Inc.	255,273	5,179,489

		217,819,851
SOFTWARE – 1.71%
ATI Technologies Inc.[1]	188,538	3,795,270
Trident Microsystems Inc.[1]	41,133	708,310

		4,503,580
TELECOMMUNICATIONS – 9.96%
Motorola Inc.	1,115,249	25,383,067
RF Micro Devices Inc.[1]	142,925	880,418

		26,263,485

TOTAL COMMON STOCKS (Cost: $330,820,116)		263,639,606
SHORT-TERM INVESTMENTS – 1.48%
CERTIFICATES OF DEPOSIT[3] – 0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$3,220	3,220

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2006

Security	Principal	Value
Societe Generale
5.33%, 12/08/06	$32,267	$32,267
Washington Mutual Bank
5.28%, 08/07/06	16,133	16,133
Wells Fargo Bank N.A.
4.78%, 12/05/06	25,813	25,813

		77,433
COMMERCIAL PAPER[3] – 0.21%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	9,415	9,262
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	32,267	32,267
ASAP Funding Ltd.
5.21%, 08/08/06[4]	15,488	15,472
Barton Capital Corp.
5.29%, 08/01/06[4]	30,844	30,844
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	16,372	16,370
CC USA Inc.
5.03%, 10/24/06[4]	6,453	6,378
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	23,804	23,348
Five Finance Inc.
5.19%, 12/01/06[4]	14,520	14,265
General Electric Capital Corp.
5.26%, 08/02/06	32,267	32,262
General Electric Capital Services Inc.
5.22%, 12/11/06	3,227	3,165
General Electric Co.
5.26%, 08/02/06	32,267	32,262
Giro Funding Corp.
5.32%, 08/09/06[4]	9,680	9,669
Govco Inc.
5.22%, 08/03/06[4]	32,267	32,257
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	10,971	10,846
Landale Funding LLC
5.30%, 08/15/06[4]	35,493	35,420
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	17,625	17,356

Security	Shares or Principal	Value
Lockhart Funding LLC
5.28%, 08/04/06[4]	$8,389	$8,386
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[4]	80,667	80,622
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	77,341	77,262
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	51,156	51,156
Tulip Funding Corp.
5.30%, 08/01/06[4]	16,133	16,133
White Pine Finance LLC
5.12%, 10/27/06[4]	6,098	6,023

		561,025
MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	8,067	8,067
Cullinan Finance Corp.
5.71%, 06/28/07[4]	24,200	24,200
K2 USA LLC
5.39%, 06/04/07[4]	24,200	24,200
Marshall & Ilsley Bank
5.18%, 12/15/06	32,308	32,308
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	37,752	37,752
US Bank N.A.
2.85%, 11/15/06	6,453	6,419

		132,946
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	106,236	106,236

		106,236
REPURCHASE AGREEMENTS[3] – 0.38%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $64,544 (collateralized by non-U.S. Government debt securities, value $66,583, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$64,534	64,534

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2006

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $129,086 (collateralized by non-U.S. Government debt securities, value $131,872, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$129,067	$129,067
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $48,407 (collateralized by non-U.S. Government debt securities, value $53,331, 0.20% to 6.43%, 9/25/20 to 6/23/46).	48,400	48,400
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $145,223 (collateralized by non-U.S. Government debt securities, value $152,720, 4.92% to 5.93%, 10/25/33 to 10/25/35).	145,201	145,201
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $19,363 (collateralized by non-U.S. Government debt securities, value $21,854, 0.00% to 10.00%, 9/10/34 to 5/9/36).	19,360	19,360
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $64,544 (collateralized by non-U.S. Government debt securities, value $65,936, 3.00% to 8.57%, 10/15/06 to 2/15/38).	64,534	64,534
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $32,272 (collateralized by U.S. Government obligations, value $32,968, 4.81% to 5.82%, 1/1/33 to 7/1/36).	32,267	32,267
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $32,272 (collateralized by non-U.S. Government debt securities, value $33,938, 5.97% to 9.01%, 10/27/10 to 3/25/37).	32,267	32,267
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $27,431 (collateralized by non-U.S. Government debt securities, value $28,847, 0.00% to 10.00%, 8/1/06 to 7/31/36).	27,427	27,427
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $96,815 (collateralized by non-U.S. Government debt securities, value $101,170, 0.66% to 9.61%, 2/22/11 to 7/25/46).	96,801	96,801
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $40,339 (collateralized by non-U.S. Government debt securities, value $41,687, 0.00% to 10.13%, 10/15/06 to 10/1/25).	40,333	40,333
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $161,358 (collateralized by U.S. Government obligations, value $165,607, 4.48% to 6.50%, 6/1/20 to 7/1/36).	161,334	161,334
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $32,272 (collateralized by non-U.S. Government debt securities, value $34,622, 3.22% to 7.30%, 5/15/07 to 10/25/45).	32,267	32,267

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $11,295 (collateralized by non-U.S. Government debt securities, value $11,651, 0.00% to 10.00%, 8/1/06 to 7/31/36).	$11,293	$11,293
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $23,652 (collateralized by non-U.S. Government debt securities, value $23,918, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	22,587	22,587
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $64,544 (collateralized by non-U.S. Government debt securities, value $67,781, 0.00% to 6.16%, 10/10/06 to 5/15/44).	64,534	64,534

		992,206
TIME DEPOSITS[3] – 0.07%
Deutsche Bank AG
5.31%, 08/01/06	12,904	12,904
Rabobank Nederland NV
5.29%, 08/01/06	80,667	80,667
Societe Generale
5.29%, 08/01/06	48,400	48,400
Wells Fargo Bank N.A.
5.30%, 08/01/06	48,400	48,400

		190,371
VARIABLE & FLOATING RATE NOTES[3] – 0.70%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	82,603	82,615
American Express Bank
5.37%, 02/28/07	32,267	32,266
American Express Centurion Bank
5.46%, 07/19/07	35,493	35,533
American Express Credit Corp.
5.43%, 07/05/07	9,680	9,686
ASIF Global Financing
5.17%, 05/03/07[4]	3,227	3,228
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	20,973	20,973
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	46,787	46,789
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	82,280	82,285
BMW US Capital LLC
5.37%, 07/13/07[4]	32,267	32,267
BNP Paribas
5.14%, 05/18/07[4]	59,694	59,694
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	23,555	23,555
CC USA Inc.
5.48%, 07/30/07[4]	16,133	16,136
Commodore CDO Ltd.
5.38%, 06/12/07[4]	8,067	8,067
Credit Agricole SA
5.48%, 07/23/07	32,267	32,267
Credit Suisse First Boston NY
5.51%, 04/24/07	16,133	16,134
Cullinan Finance Corp.
5.36%, 04/25/07[4]	8,067	8,067
DEPFA Bank PLC
5.37%, 06/15/07	32,267	32,267
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	37,107	37,109
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	32,267	32,267
Fifth Third Bancorp
5.38%, 06/22/07[4]	64,534	64,534
First Tennessee Bank N.A.
5.21%, 08/25/06	9,680	9,680
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	32,267	32,264

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2006

Security	Principal	Value
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	$33,880	$33,889
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	48,400	48,409
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	32,267	32,267
JP Morgan Chase & Co.
5.32%, 08/02/07	24,200	24,200
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	24,200	24,199
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	33,681	33,680
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	40,333	40,322
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	35,493	35,491
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	14,218	14,218
Marshall & Ilsley Bank
5.35%, 07/13/07	17,747	17,747
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	48,400	48,400
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	3,227	3,227
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	4,066	4,066
Mound Financing PLC
5.32%, 05/08/07[4]	30,331	30,331
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	32,267	32,265
National City Bank of Indiana
5.17%, 05/21/07	16,133	16,134
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	106,480	106,508
Newcastle Ltd.
5.42%, 04/24/07[4]	11,374	11,372
Northern Rock PLC
5.39%, 08/03/07[4]	38,720	38,721
Principal Life Global Funding I
5.81%, 02/08/07	14,520	14,556
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	24,200	24,199
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	32,267	32,267
Strips III LLC
5.45%, 07/24/07[4]	8,067	8,067
SunTrust Bank
5.32%, 05/01/07	32,267	32,268
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	78,731	78,722
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	45,173	45,174
US Bank N.A.
5.33%, 09/29/06	14,520	14,519
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	49,099	49,099
Wachovia Bank N.A.
5.36%, 05/22/07	64,534	64,534
Wells Fargo & Co.
5.38%, 08/15/07[4]	16,133	16,134
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	24,200	24,200
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	104,867	104,845
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	10,898	10,898

		1,832,611

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,892,828)		3,892,828

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2006

Value
TOTAL INVESTMENTS IN SECURITIES – 101.46% (Cost: $334,712,944)	$267,532,434
Other Assets, Less Liabilities – (1.46)%	(3,854,267)

NET ASSETS – 100.00%	$263,678,167

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.03%
COMPUTERS – 4.40%
Cadence Design Systems Inc.[1]	109,620	$1,774,748
Kronos Inc.[1]	12,536	363,669
Mentor Graphics Corp.[1]	30,671	422,646
Synopsys Inc.[1]	56,029	1,002,919

		3,563,982
INTERNET – 17.47%
Check Point Software Technologies Ltd.[1]	95,074	1,597,243
Internet Security Systems Inc.[1]	17,631	396,521
McAfee Inc.[1]	62,240	1,341,272
Openwave Systems Inc.[1]	36,861	242,914
RSA Security Inc.[1]	29,033	800,730
Symantec Corp.[1]	405,237	7,038,967
TIBCO Software Inc.[1]	82,525	656,899
VeriSign Inc.[1]	95,103	1,705,197
Websense Inc.[1]	18,869	353,794

		14,133,537
SOFTWARE – 74.68%
Activision Inc.[1]	107,215	1,281,219
Adobe Systems Inc.[1]	232,997	6,642,744
Advent Software Inc.[1]	11,885	371,050
ANSYS Inc.[1]	14,926	684,954
Autodesk Inc.[1]	89,610	3,056,597
BEA Systems Inc.[1]	151,857	1,782,801
BMC Software Inc.[1]	82,885	1,941,167
CA Inc.	224,622	4,708,077
Citrix Systems Inc.[1]	70,624	2,243,724
Cognos Inc.[1]	35,278	1,102,437
Compuware Corp.[1]	149,516	1,045,117
Electronic Arts Inc.[1]	118,254	5,570,946
Fair Isaac Corp.	25,515	861,897
FileNET Corp.[1]	16,119	512,907
Hyperion Solutions Corp.[1]	23,213	723,317
Informatica Corp.[1]	33,838	472,717
Intuit Inc.[1]	135,298	4,176,649
Lawson Software Inc.[1]	76,293	511,163
Microsoft Corp.	303,084	7,283,109
Midway Games Inc.[1,2]	35,107	330,006

Security	Shares or Principal	Value
Novell Inc. [1]	150,378	$975,953
Nuance Communications Inc.[1]	65,891	610,151
Open Text Corp.[1,2]	19,240	261,856
Oracle Corp.[1]	494,391	7,401,033
Parametric Technology Corp.[1]	42,780	661,379
Quest Software Inc.[1]	39,043	533,718
Red Hat Inc.[1]	71,464	1,692,268
Salesforce.com Inc.[1]	43,277	1,112,219
Sybase Inc.[1]	35,018	737,129
Take-Two Interactive Software Inc.[1,2]	27,462	294,118
THQ Inc.[1]	24,607	558,333
Wind River Systems Inc.[1]	32,918	272,232

		60,412,987
TELECOMMUNICATIONS – 3.48%
Amdocs Ltd.[1]	77,619	2,816,017

		2,816,017

TOTAL COMMON STOCKS (Cost: $99,236,644)		80,926,523
SHORT-TERM INVESTMENTS – 1.01%
CERTIFICATES OF DEPOSIT[3]– 0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$690	690
Societe Generale
5.33%, 12/08/06	6,903	6,903
Washington Mutual Bank
5.28%, 08/07/06	3,451	3,451
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,522	5,522

		16,566
COMMERCIAL PAPER[3] – 0.15%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	2,014	1,971
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	6,903	6,903
ASAP Funding Ltd.
5.21%, 08/08/06[4]	3,313	3,310
Barton Capital Corp.
5.29%, 08/01/06[4]	6,598	6,598

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2006

Security	Principal	Value
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	$3,502	$3,502
CC USA Inc.
5.03%, 10/24/06[4]	1,381	1,364
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	5,092	4,995
Five Finance Inc.
5.19%, 12/01/06[4]	3,106	3,052
General Electric Capital Corp.
5.26%, 08/02/06	6,903	6,902
General Electric Capital Services Inc.
5.22%, 12/11/06	690	677
General Electric Co.
5.26%, 08/02/06	6,903	6,902
Giro Funding Corp.
5.32%, 08/09/06[4]	2,071	2,068
Govco Inc.
5.22%, 08/03/06[4]	6,903	6,901
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	2,347	2,320
Landale Funding LLC
5.30%, 08/15/06[4]	7,593	7,577
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	3,770	3,713
Lockhart Funding LLC
5.28%, 08/04/06[4]	1,795	1,794
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[4]	17,256	17,247
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	16,545	16,528
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	10,943	10,944
Tulip Funding Corp.
5.30%, 08/01/06[4]	3,451	3,451
White Pine Finance
5.12%, 10/27/06[4]	1,305	1,288

		120,007
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	1,726	1,726

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[4]	$5,177	$5,177
K2 USA LLC
5.39%, 06/04/07[4]	5,177	5,177
Marshall & Ilsley Bank
5.18%, 12/15/06	6,903	6,911
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	8,076	8,076
US Bank N.A.
2.85%, 11/15/06	1,381	1,373

		28,440
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	4,313	4,313

		4,313
REPURCHASE AGREEMENTS[3]– 0.26%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $13,807 (collateralized by non-U.S. Government debt securities, value $14,243, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$13,805	13,805
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $27,614 (collateralized by non-U.S. Government debt securities, value $28,210, 5.00% to 5.50%, 2/1/34 to 7/1/34).	27,610	27,610
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $10,356 (collateralized by non-U.S. Government debt securities, value $11,409, 0.20% to 6.43%, 9/25/20 to 6/23/46).	10,354	10,354

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $31,066 (collateralized by non-U.S. Government debt securities, value $32,670, 4.92% to 5.93%, 10/25/33 to 10/25/35).	$31,061	$31,061
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $4,143 (collateralized by non-U.S. Government debt securities, value $4,675, 0.00% to 10.00%, 9/10/34 to 5/9/36).	4,142	4,142
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $13,807 (collateralized by non-U.S. Government debt securities, value $14,105, 3.00% to 8.57%, 10/15/06 to 2/15/38).	13,805	13,805
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $6,904 (collateralized by U.S. Government obligations, value $7,053, 4.81% to 5.82%, 1/1/33 to 7/1/36).	6,903	6,903
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $6,904 (collateralized by non-U.S. Government debt securities, value $7,260, 5.97% to 9.01%, 10/27/10 to 3/25/37).	6,903	6,903
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $5,868 (collateralized by non-U.S. Government debt securities, value $6,171, 0.00% to 10.00%, 8/1/06 to 7/31/36).	5,867	5,867
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $20,711 (collateralized by non-U.S. Government debt securities, value $21,642, 0.66% to 9.61%, 2/22/11 to 7/25/46).	20,708	20,708
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $8,629 (collateralized by non-U.S. Government debt securities, value $8,918, 0.00% to 10.13%, 10/15/06 to 10/1/25).	8,628	8,628
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $34,518 (collateralized by U.S. Government obligations, value $35,427, 4.48% to 6.50%, 6/1/20 to 7/1/36).	34,513	34,513
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $6,904 (collateralized by non-U.S. Government debt securities, value $7,407, 3.22% to 7.30%, 5/15/07 to 10/25/45).	6,903	6,903
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,416 (collateralized by non-U.S. Government debt securities, value $2,492, 0.00% to 10.00%, 8/1/06 to 7/31/36).	2,416	2,416
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $5,060 (collateralized by non-U.S. Government debt securities, value $5,117, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	4,832	4,832

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $13,807 (collateralized by non-U.S. Government debt securities, value $14,500, 0.00% to 6.16%, 10/10/06 to 5/15/44).	$13,805	$13,805

		212,255
TIME DEPOSITS[3] – 0.05%
Deutsche Bank AG
5.31%, 08/01/06	2,760	2,760
Rabobank Nederland NV
5.29%, 08/01/06	17,256	17,256
Societe Generale
5.29%, 08/01/06	10,354	10,354
Wells Fargo Bank N.A.
5.30%, 08/01/06	10,354	10,354

		40,724
VARIABLE & FLOATING RATE NOTES[3] – 0.48%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	17,671	17,674
American Express Bank
5.37%, 02/28/07	6,903	6,902
American Express Centurion Bank
5.46%, 07/19/07	7,593	7,601
American Express Credit Corp.
5.43%, 07/05/07	2,071	2,072
ASIF Global Financing
5.17%, 05/03/07[4]	690	691
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	4,487	4,487
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	10,009	10,009
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	17,602	17,602
BMW US Capital LLC
5.37%, 07/13/07[4]	6,903	6,903
BNP Paribas
5.14%, 05/18/07[4]	12,770	12,770
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	5,039	5,038
CC USA Inc.
5.48%, 07/30/07[4]	3,451	3,452
Commodore CDO Ltd.
5.38%, 06/12/07[4]	1,726	1,726
Credit Agricole SA
5.48%, 07/23/07	6,903	6,903
Credit Suisse First Boston NY
5.51%, 04/24/07	3,451	3,451
Cullinan Finance Corp.
5.36%, 04/25/07[4]	1,726	1,726
DEPFA Bank PLC
5.37%, 06/15/07	6,903	6,903
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	7,938	7,939
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	6,903	6,903
Fifth Third Bancorp
5.38%, 06/22/07[4]	13,805	13,805
First Tennessee Bank N.A.
5.21%, 08/25/06	2,071	2,071
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	6,903	6,903
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	7,248	7,250
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	10,354	10,356
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	6,903	6,903
JP Morgan Chase & Co.
5.32%, 08/02/07	5,177	5,177
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	5,177	5,177
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	7,205	7,205

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2006

Security	Principal	Value
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	$8,628	$8,626
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	7,593	7,592
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	3,041	3,041
Marshall & Ilsley Bank
5.35%, 07/13/07	3,796	3,796
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	10,354	10,354
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	690	690
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	870	870
Mound Financing PLC
5.32%, 05/08/07[4]	6,488	6,488
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	6,903	6,902
National City Bank of Indiana
5.17%, 05/21/07	3,451	3,452
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	22,778	22,785
Newcastle Ltd.
5.42%, 04/24/07[4]	2,433	2,433
Northern Rock PLC
5.39%, 08/03/07[4]	8,283	8,283
Principal Life Global Funding I
5.81%, 02/08/07	3,106	3,114
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	5,177	5,177
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	6,903	6,903
Strips III LLC
5.45%, 07/24/07[4]	1,726	1,726
SunTrust Bank
5.32%, 05/01/07	6,903	6,903
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	16,842	16,841
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	9,664	9,664
US Bank N.A.
5.33%, 09/29/06	3,106	3,106
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	10,503	10,503
Wachovia Bank N.A.
5.36%, 05/22/07	13,805	13,805
Wells Fargo & Co.
5.38%, 08/15/07[4]	3,451	3,452
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	5,177	5,177
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	22,433	22,429
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	2,331	2,332

		392,043

TOTAL SHORT-TERM INVESTMENTS (Cost: $814,348)		814,348

TOTAL INVESTMENTS IN SECURITIES – 101.04% (Cost: $100,050,992)		81,740,871
Other Assets, Less Liabilities – (1.04)%		(840,612)

NET ASSETS – 100.00%		$80,900,259

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.89%
CHEMICALS – 0.26%
Ashland Inc.	57,654	$3,834,568

		3,834,568
COAL – 1.62%
Alpha Natural Resources Inc.[1]	57,017	921,965
Arch Coal Inc.	116,146	4,406,579
CONSOL Energy Inc.	148,295	6,103,822
Foundation Coal Holdings Inc.	37,079	1,414,193
Peabody Energy Corp.	213,921	10,674,658

		23,521,217
ENERGY – ALTERNATE SOURCES – 0.06%
Headwaters Inc.[1,2]	36,181	837,228

		837,228
ENGINEERING & CONSTRUCTION – 0.28%
McDermott International Inc.[1]	88,548	4,032,476

		4,032,476
FOREST PRODUCTS & PAPER – 3.11%
Domtar Inc.	217,933	1,388,233
International Paper Co.	404,336	13,880,855
Louisiana-Pacific Corp.	86,551	1,731,020
MeadWestvaco Corp.	152,041	3,971,311
Plum Creek Timber Co. Inc.	148,438	5,055,798
Potlatch Corp.	33,602	1,162,965
Smurfit-Stone Container Corp.[1]	224,390	2,270,827
Temple-Inland Inc.	90,764	3,861,101
Weyerhaeuser Co.	201,920	11,844,627

		45,166,737
IRON & STEEL – 0.09%
Cleveland-Cliffs Inc.	36,232	1,309,787

		1,309,787
MANUFACTURING – 0.06%
Matthews International Corp. Class A	26,446	908,156

		908,156
MINING – 12.68%
Aber Diamond Corp.	47,569	1,595,464
Agnico-Eagle Mines Ltd.	87,458	3,130,122
Alcan Inc.	302,792	13,855,762
Alcoa Inc.	702,411	21,037,209
Barrick Gold Corp.	696,272	21,445,178
Bema Gold Corp.[1]	374,574	2,135,072
Cameco Corp.	283,648	11,317,555
Coeur d’Alene Mines Corp.[1]	227,203	1,086,030
Falconbridge Ltd.	296,135	16,305,193
Freeport-McMoRan Copper & Gold Inc.	152,863	8,340,205
Glamis Gold Ltd.[1]	134,518	4,951,608
Goldcorp Inc.	294,242	8,612,463
IAMGOLD Corp.	144,305	1,347,809
Inco Ltd.	156,323	12,157,240
Ivanhoe Mines Ltd.[1]	249,467	1,466,866
Kinross Gold Corp.[1]	286,892	3,319,340
Meridian Gold Inc.[1]	81,798	2,210,182
Newmont Mining Corp.	338,029	17,317,226
Novelis Inc.	64,485	1,270,999
Phelps Dodge Corp.	164,639	14,379,570
Southern Copper Corp.[2]	118,012	11,388,158
Titanium Metals Corp.[1]	122,644	3,537,053
Yamana Gold Inc.[1]	208,747	2,125,044

		184,331,348
OIL & GAS – 64.67%
Anadarko Petroleum Corp.	370,233	16,934,457
Apache Corp.	266,757	18,798,366
Bill Barrett Corp.[1]	35,909	1,110,306
BP PLC ADR	1,468,606	106,503,307
Cabot Oil & Gas Corp.	39,893	2,104,356
Canadian Natural Resources Ltd.	433,827	23,096,949
Cheniere Energy Inc.[1]	44,715	1,564,578
Chesapeake Energy Corp.	303,720	9,992,388
Chevron Corp.	1,730,648	113,842,025
Cimarex Energy Co.	67,154	2,741,898
ConocoPhillips	1,331,580	91,399,651
Denbury Resources Inc.[1]	94,625	3,280,649
Devon Energy Corp.	355,231	22,962,132
Diamond Offshore Drilling Inc.	104,389	8,239,424
EnCana Corp.	677,425	36,621,595
ENSCO International Inc.	124,490	5,753,928
EOG Resources Inc.	195,971	14,531,250
Exxon Mobil Corp.	1,680,903	113,864,369
Forest Oil Corp.[1]	51,291	1,718,761
Frontier Oil Corp.	92,136	3,247,794

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Shares	Value
GlobalSantaFe Corp.	189,658	$10,417,914
Grey Wolf Inc.[1]	159,092	1,218,645
Helmerich & Payne Inc.	85,012	2,353,132
Hess Corp.	226,585	11,986,346
Holly Corp.	46,853	2,370,762
Houston Exploration Co.[1]	23,779	1,518,527
Kerr-McGee Corp.	183,483	12,880,507
Marathon Oil Corp.	292,582	26,519,632
Mariner Energy Inc.[1]	63,050	1,135,531
Murphy Oil Corp.	150,936	7,767,167
Nabors Industries Ltd.[1]	250,826	8,859,174
Newfield Exploration Co.[1]	104,211	4,833,306
Nexen Inc.	211,449	12,416,285
Noble Corp.	111,414	7,993,955
Noble Energy Inc.	143,405	7,257,727
Occidental Petroleum Corp.	345,610	37,239,478
Patterson-UTI Energy Inc.	139,066	3,938,349
Petro-Canada	409,995	18,347,276
Pioneer Natural Resources Co.	104,809	4,753,088
Plains Exploration & Production Co.[1]	64,086	2,817,221
Pogo Producing Co.	47,234	2,091,049
Pride International Inc.[1]	130,879	3,909,356
Quicksilver Resources Inc.[1]	62,732	2,218,204
Range Resources Corp.	106,741	3,000,490
Rowan Companies Inc.	89,479	3,030,654
St. Mary Land & Exploration Co.	46,581	2,002,983
Stone Energy Corp.[1]	22,248	1,040,094
Suncor Energy Inc.	370,439	30,024,081
Sunoco Inc.	107,270	7,459,556
Talisman Energy Inc.	887,508	15,087,636
Tesoro Corp.	55,615	4,160,002
TODCO	50,440	1,922,268
Transocean Inc.[1]	262,309	20,258,124
Ultra Petroleum Corp.[1]	122,833	7,193,100
Unit Corp.[1]	37,688	2,210,024
Valero Energy Corp.	496,711	33,493,223
W&T Offshore Inc.	53,949	1,837,503
XTO Energy Inc.	294,191	13,824,035

		939,694,587
OIL & GAS SERVICES – 12.88%
Baker Hughes Inc.	275,088	21,993,286
BJ Services Co.	259,874	9,425,630
Cameron International Corp.[1]	93,610	4,718,880
CARBO Ceramics Inc.	19,896	773,755
Dresser-Rand Group Inc.[1]	69,988	1,593,627
FMC Technologies Inc.[1]	55,478	3,496,224
Global Industries Ltd.[1]	84,547	1,410,244
Grant Prideco Inc.[1]	106,070	4,827,246
Halliburton Co.	833,178	27,794,818
Hanover Compressor Co.[1,2]	83,696	1,590,224
Helix Energy Solutions Group Inc.[1]	73,425	2,862,841
Maverick Tube Corp.[1]	30,113	1,920,908
National Oilwell Varco Inc.[1]	141,455	9,483,143
Oceaneering International Inc.[1]	39,807	1,740,362
Oil States International Inc.[1]	40,520	1,303,123
Schlumberger Ltd.	951,918	63,635,718
SEACOR Holdings Inc.[1]	20,526	1,669,790
Smith International Inc.	173,086	7,714,443
Superior Energy Services Inc.[1]	65,043	2,227,723
Tetra Technologies Inc.[1]	52,257	1,495,073
Tidewater Inc.	47,355	2,259,307
Weatherford International Ltd.[1]	281,639	13,191,971

		187,128,336
PACKAGING & CONTAINERS – 0.14%
Packaging Corp. of America	88,710	2,034,120

		2,034,120
PIPELINES – 4.04%
El Paso Corp.	562,560	9,000,960
Enbridge Inc.	282,476	9,050,531
Kinder Morgan Inc.	106,482	10,861,164
Questar Corp.	69,280	6,138,208
TransCanada Corp.	393,982	12,111,007
Williams Companies Inc.	479,115	11,618,539

		58,780,409

TOTAL COMMON STOCKS (Cost: $1,164,868,015)		1,451,578,969

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.93%
CERTIFICATES OF DEPOSIT[3]– 0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$10,651	$10,651
Societe Generale
5.33%, 12/08/06	106,513	106,513
Washington Mutual Bank
5.28%, 08/07/06	53,257	53,257
Wells Fargo Bank N.A.
4.78%, 12/05/06	85,211	85,211

		255,632
COMMERCIAL PAPER[3] – 0.13%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	31,078	30,581
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	106,513	106,513
ASAP Funding Ltd.
5.21%, 08/08/06[4]	51,126	51,075
Barton Capital Corp.
5.29%, 08/01/06[4]	101,815	101,815
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	54,046	54,038
CC USA Inc.
5.03%, 10/24/06[4]	21,303	21,053
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	78,577	77,073
Five Finance Inc.
5.19%, 12/01/06[4]	47,931	47,088
General Electric Capital Corp.
5.26%, 08/02/06	106,513	106,498
General Electric Capital Services Inc.
5.22%, 12/11/06	10,651	10,447
General Electric Co.
5.26%, 08/02/06	106,513	106,498
Giro Funding Corp.
5.32%, 08/09/06[4]	31,954	31,916
Govco Inc.
5.22%, 08/03/06[4]	106,513	106,482
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	36,214	35,801

Security	Shares or Principal	Value
Landale Funding LLC
5.30%, 08/15/06[4]	$117,165	$116,923
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	58,180	57,291
Lockhart Funding LLC
5.28%, 08/04/06[4]	27,693	27,681
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[4]	266,283	266,134
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	255,304	255,041
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	168,867	168,867
Tulip Funding Corp.
5.30%, 08/01/06[4]	53,257	53,257
White Pine Finance LLC
5.12%, 10/27/06[4]	20,131	19,882

		1,851,954
MEDIUM-TERM NOTES[3] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	26,628	26,628
Cullinan Finance Corp.
5.71%, 06/28/07[4]	79,885	79,885
K2 USA LLC
5.39%, 06/04/07[4]	79,885	79,885
Marshall & Ilsley Bank
5.18%, 12/15/06	106,513	106,650
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	124,620	124,621
US Bank N.A.
2.85%, 11/15/06	21,303	21,189

		438,858
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	1,020,170	1,020,170

		1,020,170

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3]– 0.22%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $213,058 (collateralized by non-U.S. Government debt securities, value $219,790, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$213,026	$213,026
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $426,115 (collateralized by non-U.S. Government debt securities, value $435,312, 5.00% to 5.50%, 2/1/34 to 7/1/34).	426,053	426,053
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $159,794 (collateralized by non-U.S. Government debt securities, value $176,046, 0.20% to 6.43%, 9/25/20 to 6/23/46).	159,770	159,770
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, 8/1/06, maturity value $479,380 (collateralized by non-U.S. Government debt securities, value $504,130, 4.92% to 5.93%, 10/25/33 to 10/25/35).	479,309	479,309
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $63,918 (collateralized by non-U.S. Government debt securities, value $72,141, 0.00% to 10.00%, 9/10/34 to 5/9/36).	63,908	63,908
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $213,058 (collateralized by non-U.S. Government debt securities, value $217,656, 3.00% to 8.57%, 10/15/06 to 2/15/38).	213,026	213,026
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $106,529 (collateralized by U.S. Government obligations, value $108,828, 4.81% to 5.82%, 1/1/33 to 7/1/36).	106,513	106,513
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $106,529 (collateralized by non-U.S. Government debt securities, value $112,029, 5.97% to 9.01%, 10/27/10 to 3/25/37).	106,513	106,513
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $90,550 (collateralized by non-U.S. Government debt securities, value $95,225, 0.00% to 10.00%, 8/1/06 to 7/31/36).	90,536	90,536
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $319,587 (collateralized by non-U.S. Government debt securities, value $333,963, 0.66% to 9.61%, 2/22/11 to 7/25/46).	319,539	319,539
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $133,161 (collateralized by non-U.S. Government debt securities, value $137,611, 0.00% to 10.13%, 10/15/06 to 10/1/25).	133,141	133,141
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $532,644 (collateralized by U.S. Government obligations, value $546,671, 4.48% to 6.50%, 6/1/20 to 7/1/36).	532,566	532,566

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $106,529 (collateralized by non-U.S. Government debt securities, value $114,289, 3.22% to 7.30%, 5/15/07 to 10/25/45).	$106,513	$106,513
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $37,286 (collateralized by non-U.S. Government debt securities, value $38,460, 0.00% to 10.00%, 8/1/06 to 7/31/36).	37,280	37,280
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $78,074 (collateralized by non-U.S. Government debt securities, value $78,954, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	74,559	74,559
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $213,058 (collateralized by non-U.S. Government debt securities, value $223,748, 0.00% to 6.16%, 10/10/06 to 5/15/44).	213,026	213,026

		3,275,278
TIME DEPOSITS[3] – 0.04%
Deutsche Bank AG
5.31%, 08/01/06	42,596	42,596
Rabobank Nederland NV
5.29%, 08/01/06	266,283	266,283
Societe Generale
5.29%, 08/01/06	159,770	159,770
Wells Fargo Bank N.A.
5.30%, 08/01/06	159,770	159,770

		628,419
VARIABLE & FLOATING RATE NOTES[3] – 0.42%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	272,674	272,710
American Express Bank
5.37%, 02/28/07	106,513	106,513
American Express Centurion Bank
5.46%, 07/19/07	117,165	117,294
American Express Credit Corp.
5.43%, 07/05/07	31,954	31,974
ASIF Global Financing
5.17%, 05/03/07[4]	10,651	10,656
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	69,234	69,234
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	154,444	154,451
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	271,609	271,625
BMW US Capital LLC
5.37%, 07/13/07[4]	106,513	106,513
BNP Paribas
5.14%, 05/18/07[4]	197,049	197,049
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	77,755	77,754
CC USA Inc.
5.48%, 07/30/07[4]	53,257	53,264
Commodore CDO Ltd.
5.38%, 06/12/07[4]	26,628	26,628
Credit Agricole SA
5.48%, 07/23/07	106,513	106,513
Credit Suisse First Boston NY
5.51%, 04/24/07	53,257	53,259
Cullinan Finance Corp.
5.36%, 04/25/07[4]	26,628	26,628
DEPFA Bank PLC
5.37%, 06/15/07	106,513	106,513
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	122,490	122,499

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Principal	Value
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	$106,513	$106,513
Fifth Third Bancorp
5.38%, 06/22/07[4]	213,026	213,026
First Tennessee Bank N.A.
5.21%, 08/25/06	31,954	31,954
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	106,513	106,505
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	111,839	111,868
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	159,770	159,797
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	106,513	106,513
JP Morgan Chase & Co.
5.32%, 08/02/07	79,885	79,885
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	79,885	79,881
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	111,180	111,179
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	133,141	133,105
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	117,165	117,155
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	46,933	46,933
Marshall & Ilsley Bank
5.35%, 07/13/07	58,582	58,582
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	159,770	159,770
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	10,651	10,651
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	13,421	13,423
Mound Financing PLC
5.32%, 05/08/07[4]	100,122	100,122
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	106,513	106,508
National City Bank of Indiana
5.17%, 05/21/07	53,257	53,260
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	351,494	351,583
Newcastle Ltd.
5.42%, 04/24/07[4]	37,546	37,538
Northern Rock PLC
5.39%, 08/03/07[4]	127,816	127,819
Principal Life Global Funding I
5.81%, 02/08/07	47,931	48,048
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	79,885	79,881
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	106,513	106,513
Strips III LLC
5.45%, 07/24/07[4]	26,628	26,628
SunTrust Bank
5.32%, 05/01/07	106,513	106,518
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	259,892	259,866
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	149,118	149,118
US Bank N.A.
5.33%, 09/29/06	47,931	47,929
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	162,077	162,077
Wachovia Bank N.A.
5.36%, 05/22/07	213,026	213,026
Wells Fargo & Co.
5.38%, 08/15/07[4]	53,257	53,260
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	79,885	79,884

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2006

Security	Principal	Value
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	$346,168	$346,095
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	35,974	35,973

		6,049,463

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,519,774)		13,519,774

TOTAL INVESTMENTS IN SECURITIES – 100.82% (Cost: $1,178,387,789)		1,465,098,743
Other Assets, Less Liabilities – (0.82)%		(11,982,667)

NET ASSETS – 100.00%		$1,453,116,076

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.77%
ADVERTISING – 0.19%
ADVO Inc.	90	$3,259
Catalina Marketing Corp.	150	4,360
Donnelley (R.H.) Corp.[1]	169	8,823
Getty Images Inc.[1]	154	7,184
Harte-Hanks Inc.	165	4,024
Interpublic Group of Companies Inc.[1]	1,484	12,154
Omnicom Group Inc.	569	50,362
Publicis Groupe ADR	423	15,913

		106,079
AEROSPACE & DEFENSE – 1.35%
AAR Corp.[1]	132	3,126
Alliant Techsystems Inc.[1]	120	9,617
Armor Holdings Inc.[1]	105	5,424
Boeing Co. (The)	2,265	175,356
CAE Inc.	765	5,883
Curtiss-Wright Corp.	176	5,115
DRS Technologies Inc.	94	4,351
EDO Corp.	45	1,010
Esterline Technologies Corp.[1]	165	6,984
GenCorp Inc.[1]	174	2,560
General Dynamics Corp.	1,020	68,360
Goodrich Corp.	360	14,533
L-3 Communications Holdings Inc.	359	26,440
Lockheed Martin Corp.	1,033	82,309
Moog Inc. Class A1	90	3,122
Northrop Grumman Corp.	1,049	69,433
Orbital Sciences Corp.[1]	215	3,851
Raytheon Co.	1,290	58,140
Rockwell Collins Inc.	510	27,219
Sequa Corp. Class A1	46	3,729
Teledyne Technologies Inc.[1]	90	3,434
Triumph Group Inc.[1]	45	2,160
United Industrial Corp.	30	1,350
United Technologies Corp.	2,879	179,045

		762,551
AGRICULTURE – 1.55%
Altria Group Inc.	6,365	509,009
Archer-Daniels-Midland Co.	1,854	81,576
Bunge Ltd.[2]	333	18,175
Delta & Pine Land Co.	105	3,592
Gallaher Group PLC ADR	524	34,741
Imperial Tobacco Group ADR	1,171	76,408
Loews Corp. - Carolina Group	284	16,296
Monsanto Co.	1,648	70,848
Reynolds American Inc.	255	32,329
Tejon Ranch Co.[1]	84	3,428
Universal Corp.	75	2,649
UST Inc.	494	24,972
Vector Group Ltd.	165	2,671

		876,694
AIRLINES – 0.20%
Air France-KLM ADR	526	12,966
AirTran Holdings Inc.[1]	498	6,245
Alaska Air Group Inc.[1]	90	3,342
AMR Corp.[1]	806	17,732
British Airways PLC ADR[1]	165	11,905
China Eastern Airlines Corp. Ltd. ADR[1]	132	1,914
China Southern Airlines Co. Ltd. ADR[1]	269	3,053
Continental Airlines Inc. Class B1	509	13,407
LAN Airlines SA ADR	120	3,823
Southwest Airlines Co.	2,267	40,783

		115,170
APPAREL – 0.30%
Benetton Group SpA ADR	124	3,607
Coach Inc.[1]	1,140	32,729
Gildan Activewear Inc.[1]	178	7,597
Hartmarx Corp.[1]	277	1,734
Jones Apparel Group Inc.	390	11,544
Kellwood Co.	90	2,380
Liz Claiborne Inc.	345	12,196
Nike Inc. Class B	540	42,660
Oxford Industries Inc.	45	1,596
Phillips-Van Heusen Corp.	134	4,761
Polo Ralph Lauren Corp.	165	9,412
Quiksilver Inc.[1]	511	6,617
Russell Corp.	146	2,629
Skechers U.S.A. Inc. Class A1	102	2,225
Stride Rite Corp.	120	1,519
Timberland Co. Class A1	167	4,300

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
VF Corp.	270	$18,311
Wolverine World Wide Inc.	180	4,579

		170,396
AUTO MANUFACTURERS – 1.65%
DaimlerChrysler AG	2,901	149,837
Fiat SpA ADR[1]	1,922	27,216
General Motors Corp.[2]	1,439	46,379
Honda Motor Co. Ltd. ADR	5,715	188,309
Navistar International Corp.[1]	286	6,395
Oshkosh Truck Corp.	257	11,020
Toyota Motor Corp. ADR	4,750	499,795
Wabash National Corp.	209	2,976

		931,927
AUTO PARTS & EQUIPMENT – 0.24%
American Axle & Manufacturing Holdings Inc.	466	7,633
ArvinMeritor Inc.	360	5,926
Autoliv Inc.	300	16,851
BorgWarner Inc.	180	10,800
Goodyear Tire & Rubber Co. (The)[1]	759	8,349
Johnson Controls Inc.	585	44,905
Magna International Inc. Class A	300	22,047
Superior Industries International Inc.[2]	210	3,824
Tenneco Inc.[1]	182	4,228
TRW Automotive Holdings Corp.[1]	75	1,942
Visteon Corp.[1]	1,050	7,497

		134,002
BANKS – 11.11%
ABN AMRO Holding NV ADR	5,835	161,805
Allied Irish Banks PLC ADR	1,350	64,854
AmSouth Bancorp	1,080	30,953
Australia & New Zealand Banking Group Ltd. ADR	1,110	107,115
Banco Bilbao Vizcaya Argentaria SA ADR	10,500	223,965
Banco de Chile ADR	167	6,344
Banco Latinoamericano de Exportaciones SA	90	1,476
Banco Santander Central Hispano SA ADR	19,221	289,276
Banco Santander Chile SA ADR	195	7,624
BancorpSouth Inc.	225	6,154
Bank of America Corp.	14,235	733,530
Bank of Hawaii Corp.	165	8,174
Bank of Ireland ADR	705	50,901
Bank of Montreal	1,545	87,586
Bank of New York Co. Inc. (The)	2,400	80,664
Bank of Nova Scotia	3,120	125,736
Barclays PLC ADR[3]	4,941	233,759
BB&T Corp.	1,694	71,131
Canadian Imperial Bank of Commerce	1,080	73,926
Capitol Bancorp Ltd.	88	3,511
Central Pacific Financial Corp.	149	5,215
Chittenden Corp.	150	4,233
City National Corp.	135	9,006
Colonial BancGroup Inc. (The)	390	9,906
Comerica Inc.	495	28,982
Commerce Bancorp Inc.	480	16,306
Community Bank System Inc.	90	1,904
Credicorp Ltd.	105	3,233
Credit Suisse Group PLC ADR	3,364	188,048
Cullen/Frost Bankers Inc.	165	9,689
Deutsche Bank AG	1,634	188,890
First Commonwealth Financial Corp.	180	2,338
First Horizon National Corp.	390	16,341
First Republic Bank	74	3,147
FNB Corp. (Pennsylvania)	150	2,481
Fremont General Corp.	210	3,727
HDFC Bank Ltd. ADR	300	16,245
HSBC Holdings PLC ADR	6,989	635,719
ICICI Bank Ltd. ADR	1,037	27,086
Irwin Financial Corp.	60	1,178
KeyCorp	1,231	45,424
Kookmin Bank ADR[1]	1,035	89,258
Lloyds TSB Group PLC ADR	4,260	171,422
M&T Bank Corp.	268	32,675
Marshall & Ilsley Corp.	645	30,296
Mellon Financial Corp.	1,335	46,725
Mitsubishi UFJ Financial Group Inc. ADR	31,523	439,746
National Australia Bank Ltd. ADR[2]	965	132,031
National Bank of Greece SA ADR	7,059	54,284

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
National City Corp.	1,753	$63,108
North Fork Bancorp Inc.	1,364	38,642
Old National Bancorp	224	4,274
PNC Financial Services Group	885	62,693
Regions Financial Corp.	1,425	51,713
Royal Bank of Canada	4,050	165,118
Sanpaolo IMI SpA ADR	1,665	59,357
State Street Corp.	1,035	62,162
SunTrust Banks Inc.	1,078	85,022
Synovus Financial Corp.	780	22,043
TCF Financial Corp.	420	11,302
TD Banknorth Inc.	660	19,140
Toronto-Dominion Bank	2,201	112,801
U.S. Bancorp	5,684	181,888
UnionBanCal Corp.	150	9,268
Valley National Bancorp	316	8,207
W Holding Co. Inc.	723	3,810
Wachovia Corp.	4,995	267,882
Webster Financial Corp.	150	7,074
Wells Fargo & Co.	5,099	368,862
Westpac Banking Corp. ADR	1,135	95,397
Wilmington Trust Corp.	210	9,145

		6,292,927
BEVERAGES – 1.72%
Anheuser-Busch Companies Inc.	2,352	113,249
Brown-Forman Corp. Class B	136	9,989
Coca Cola Bottling Co. SA ADR	363	11,663
Coca-Cola Co. (The)	6,614	294,323
Coca-Cola Enterprises Inc.	735	15,773
Coca-Cola Femsa SA ADR	108	3,286
Compania Cervecerias Unidas ADR	215	4,900
Constellation Brands Inc.[1]	582	14,236
Diageo PLC ADR	2,108	148,235
Embotelladora Andina SA Class A ADR	180	2,295
Embotelladora Andina SA Class B ADR	180	2,531
Molson Coors Brewing Co. Class B	214	15,290
Pepsi Bottling Group Inc.	510	16,957
PepsiAmericas Inc.	255	5,763
PepsiCo Inc.	4,940	313,097
Vina Concha y Toro SA ADR	124	3,352

		974,939
BIOTECHNOLOGY – 0.27%
Applera Corp. - Celera Genomics Group[1]	480	6,480
Cambrex Corp.	145	3,090
Charles River Laboratories International Inc.[1]	255	9,052
Enzo Biochem Inc.[1]	328	4,228
Genentech Inc.[1]	1,454	117,512
Millipore Corp.[1]	162	10,149

		150,511
BUILDING MATERIALS – 0.59%
American Standard Companies Inc.	540	20,860
Cemex SA de CV ADR[1]	2,226	63,040
Comfort Systems USA Inc.	288	3,966
Eagle Materials Inc.	197	7,084
ElkCorp	87	2,170
Florida Rock Industries Inc.	206	7,840
Hanson PLC ADR	525	32,198
Lafarge SA ADR	2,114	63,779
Lennox International Inc.	182	4,151
Martin Marietta Materials Inc.	150	12,078
Masco Corp.	1,365	36,486
NCI Building Systems Inc.[1]	86	4,020
Rinker Group Ltd. ADR	600	30,396
Royal Group Technologies Ltd.[1]	301	3,326
Simpson Manufacturing Co. Inc.	120	3,360
Texas Industries Inc.	108	5,333
USG Corp.[1]	261	12,100
Vulcan Materials Co.	296	19,823

		332,010
CHEMICALS – 1.80%
Agrium Inc.	390	9,454
Air Products & Chemicals Inc.	660	42,194
Airgas Inc.	195	7,069
Albemarle Corp.	105	5,294
Arch Chemicals Inc.	75	2,658
Ashland Inc.	210	13,967
BASF AG ADR	1,632	131,360
Bayer AG ADR	2,323	114,361
BOC Group PLC ADR	765	45,778
Cabot Corp.	195	6,488
Chemtura Corp.	1,003	8,636

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Ciba Specialty Chemicals AG ADR	420	$11,592
Cytec Industries Inc.	105	5,608
Dow Chemical Co. (The)	2,894	100,075
Du Pont (E.I.) de Nemours and Co.	3,045	120,765
Eastman Chemical Co.	240	11,911
Ecolab Inc.	570	24,550
Ferro Corp.	120	1,938
FMC Corp.	105	6,477
Fuller (H.B.) Co.	90	3,598
Georgia Gulf Corp.	105	2,673
Grace (W.R.) & Co.[1]	282	2,583
Hercules Inc.[1]	315	4,378
Imperial Chemical Industries PLC ADR	915	25,272
International Flavors & Fragrances Inc.	315	11,655
Koor Industries Ltd. ADR[1]	252	2,437
Lubrizol Corp.	165	7,057
Lyondell Chemical Co.	734	16,346
MacDermid Inc.	75	2,027
Minerals Technologies Inc.	60	3,037
Mosaic Co. (The)[1]	315	4,942
Nova Chemicals Corp.	270	7,984
Olin Corp.	210	3,366
OM Group Inc.[1]	162	5,689
PolyOne Corp.[1]	285	2,380
Potash Corp. of Saskatchewan	344	32,508
PPG Industries Inc.	525	32,308
Praxair Inc.	974	53,414
Rhodia SA ADR	4,769	9,109
Rohm & Haas Co.	450	20,754
RPM International Inc.	360	6,746
Sensient Technologies Corp.	135	2,692
SGL Carbon AG ADR[1]	705	4,322
Sherwin-Williams Co. (The)	374	18,924
Sinopec Shanghai Petrochemical Co. Ltd. ADR	75	3,646
Sociedad Quimica y Minera de Chile SA ADR	30	3,225
Spartech Corp.	90	2,077
Syngenta AG ADR	1,575	45,281
Tronox Inc. Class B	58	763
Valspar Corp. (The)	300	7,389

		1,018,757
COAL – 0.16%
Arch Coal Inc.	418	15,859
CONSOL Energy Inc.	570	23,461
Massey Energy Co.	272	7,268
Peabody Energy Corp.	796	39,720
Yanzhou Coal Mining Co. Ltd. ADR	91	3,226

		89,534
COMMERCIAL SERVICES – 0.93%
Aaron Rents Inc.	120	2,897
ABM Industries Inc.	120	1,980
Accenture Ltd.	1,774	51,907
Adecco SA ADR[2]	1,620	23,636
ADESA Inc.	240	4,898
Alliance Data Systems Corp.[1]	211	10,829
ARAMARK Corp. Class B	331	10,625
Arbitron Inc.	90	3,295
Banta Corp.	75	2,650
BearingPoint Inc.[1]	810	6,480
Block (H & R) Inc.	960	21,840
Bowne & Co. Inc.	192	2,663
Cendant Corp.	3,179	47,717
Central Parking Corp.	298	4,583
Chemed Corp.	102	3,752
ChoicePoint Inc.[1]	270	9,223
Consolidated Graphics Inc.[1]	61	3,001
Convergys Corp.[1]	435	8,300
Corrections Corp. of America[1]	151	8,245
DeVry Inc.[1]	316	6,668
Dollar Thrifty Automotive Group Inc.[1]	75	3,357
Donnelley (R.R.) & Sons Co.	660	19,265
Equifax Inc.	435	14,042
FTI Consulting Inc.[1]	135	3,544
Gartner Inc.[1]	255	3,631
Geo Group Inc. (The)[1]	45	1,855
Hewitt Associates Inc. Class A1	174	3,910
Interactive Data Corp.[1]	105	1,975
Iron Mountain Inc.[1]	360	14,760
ITT Educational Services Inc.[1]	135	9,102
Korn/Ferry International[1]	105	1,950
Labor Ready Inc.[1]	193	3,148
Landauer Inc.	30	1,403

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Live Nation Inc.[1]	207	$4,339
Manpower Inc.	270	16,060
MAXIMUS Inc.	108	2,931
McKesson Corp.	840	42,328
Midas Inc.[1]	106	1,828
Moody’s Corp.	785	43,081
MPS Group Inc.[1]	330	4,287
Navigant Consulting Inc.[1]	135	2,576
PHH Corp.[1]	164	4,102
Pre-Paid Legal Services Inc.[2]	46	1,666
Quanta Services Inc.[1]	556	8,874
Quebecor World Inc.	466	5,019
Robert Half International Inc.	525	16,989
Rollins Inc.	119	2,514
Service Corp. International	930	6,984
ServiceMaster Co. (The)	915	9,415
Sotheby’s Holdings Inc. Class A1	171	4,725
Spherion Corp.[1]	180	1,368
United Rentals Inc.[1]	390	10,889
Universal Technical Institute Inc.[1]	119	2,395
Valassis Communications Inc.[1]	165	3,387
Viad Corp.	75	2,436
Watson Wyatt Worldwide Inc.	105	3,461
Weight Watchers International Inc.	135	5,401

		524,186
COMPUTERS – 1.88%
Affiliated Computer Services Inc. Class A1	375	19,099
BISYS Group Inc. (The)[1]	375	4,605
CACI International Inc. Class A1	90	5,071
Ceridian Corp.[1]	465	11,165
CGI Group Inc.[1]	1,050	6,142
CIBER Inc.[1]	324	2,106
Computer Sciences Corp.[1]	570	29,862
Diebold Inc.	270	10,908
DST Systems Inc.[1]	224	12,613
Electronic Data Systems Corp.	1,602	38,288
EMC Corp.[1]	7,485	75,973
FactSet Research Systems Inc.	119	5,224
Hewlett-Packard Co.	9,018	287,764
Imation Corp.	105	4,276
International Business Machines Corp.	4,909	380,006
Lexmark International Inc.[1]	390	21,079
NCR Corp.[1]	600	19,284
Perot Systems Corp. Class A1	225	2,997
Quantum Corp.[1]	1,720	3,698
Reynolds & Reynolds Co. (The) Class A	210	7,432
Seagate Technology	1,671	38,767
SRA International Inc. Class A1	137	3,314
TDK Corp. ADR	405	31,545
Thomson Corp.	585	23,067
Tyler Technologies Inc.[1]	243	2,921
Western Digital Corp.[1]	989	17,347

		1,064,553
COSMETICS & PERSONAL CARE – 1.23%
Alberto-Culver Co.	285	13,891
Colgate-Palmolive Co.	1,619	96,039
Estee Lauder Companies Inc. (The) Class A	417	15,562
Procter & Gamble Co.	10,146	570,205

		695,697
DISTRIBUTION & WHOLESALE – 0.20%
Aviall Inc.[1]	105	4,991
Buhrmann NV ADR	624	8,574
Genuine Parts Co.	540	22,486
Grainger (W.W.) Inc.	255	15,833
Ingram Micro Inc. Class A1	375	6,611
Owens & Minor Inc.	120	3,625
Watsco Inc.	60	2,659
WESCO International Inc.[1]	178	10,368
Wolseley PLC ADR	1,800	38,826

		113,973
DIVERSIFIED FINANCIAL SERVICES – 6.43%
Affiliated Managers Group Inc.[1]	105	9,613
American Express Co.	3,404	177,212
AmeriCredit Corp.[1]	480	11,803
Ameriprise Financial Inc.	677	30,194
AMVESCAP PLC ADR	1,514	29,705
Bear Stearns Companies Inc. (The)	300	42,561
BlackRock Inc.	45	5,812
Capital One Financial Corp.	898	69,460

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Chicago Mercantile Exchange Holdings Inc.	92	$42,430
CIT Group Inc.	660	30,301
Citigroup Inc.	15,595	753,394
Countrywide Financial Corp.	1,772	63,491
E*TRADE Financial Corp.[1]	1,391	32,424
Eaton Vance Corp.	360	8,914
Edwards (A.G.) Inc.	255	13,760
Federal Home Loan Mortgage Corp.	2,129	123,184
Federal National Mortgage Association	2,955	141,574
Federated Investors Inc. Class B	300	9,303
Financial Federal Corp.	162	4,353
Franklin Resources Inc.	492	44,993
GAMCO Investors Inc. Class A	120	4,362
Goldman Sachs Group Inc. (The)	1,244	190,021
IndyMac Bancorp Inc.	180	7,605
Investment Technology Group Inc.[1]	150	7,554
Janus Capital Group Inc.	750	12,142
Jefferies Group Inc.	362	9,405
JP Morgan Chase & Co.	10,890	496,802
LaBranche & Co. Inc.[1,2]	524	5,177
Lazard Ltd. Class A	242	9,450
Legg Mason Inc.	387	32,303
Lehman Brothers Holdings Inc.	1,648	107,038
Merrill Lynch & Co. Inc.	2,770	201,711
Morgan Stanley	3,060	203,490
National Financial Partners Corp.	153	6,891
Nelnet Inc. Class A1	77	2,362
Nissin Co. Ltd. ADR	768	4,224
Nomura Holdings Inc. ADR	6,075	108,256
Nuveen Investments Inc. Class A	226	10,733
Ocwen Financial Corp.[1]	206	2,859
ORIX Corp. ADR	558	72,428
Petrobras Energia Participaciones SA ADR[1]	270	3,048
Piper Jaffray Companies Inc.[1]	134	6,859
Raymond James Financial Inc.	270	7,846
Ritchie Bros. Auctioneers Inc.	116	6,264
Shinhan Financial Group Co. Ltd. ADR	505	49,702
SLM Corp.	1,349	67,855
Stewart (W.P.) & Co. Ltd.	266	2,833
Student Loan Corp. (The)	15	2,696
SWS Group Inc.	100	2,607
UBS AG New	6,182	336,301
Waddell & Reed Financial Inc. Class A	310	6,749
Woori Finance Holdings Co. Ltd. ADR	164	9,996

		3,642,050
ELECTRIC – 3.81%
AES Corp. (The)[1]	2,159	42,878
Allegheny Energy Inc.[1]	541	22,208
ALLETE Inc.	180	8,356
Alliant Energy Corp.	388	14,038
Ameren Corp.	664	34,196
American Electric Power Co. Inc.	1,215	43,886
Aquila Inc.[1]	1,584	7,033
Avista Corp.	238	5,945
Black Hills Corp.	119	4,264
CenterPoint Energy Inc.	840	11,542
Central Vermont Public Service Corp.	175	3,841
CH Energy Group Inc.	149	7,389
Cleco Corp.	239	5,908
CMS Energy Corp.[1]	720	10,087
Companhia Paranaense de Energia ADR	460	4,678
Consolidated Edison Inc.	760	35,621
Constellation Energy Group Inc.	555	32,140
Dominion Resources Inc.	1,053	82,639
DPL Inc.	494	13,713
DTE Energy Co.	525	22,218
Duke Energy Corp.	3,749	113,670
Duquesne Light Holdings Inc.	240	4,673
E.ON AG ADR	6,568	263,837
Edison International	1,005	41,587
El Paso Electric Co.[1]	223	4,888
Empire District Electric Co. (The)	310	6,904
Empresa Nacional de Electricidad SA ADR	587	16,283
Enel SpA ADR	2,733	121,045
Energias de Portugal SA ADR	885	34,957
Energy East Corp.	450	10,948
Enersis SA ADR	932	11,016
Entergy Corp.	657	50,655
Exelon Corp.	2,131	123,385

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
FirstEnergy Corp.	1,067	$59,752
FPL Group Inc.	1,152	49,697
Great Plains Energy Inc.	330	9,679
Hawaiian Electric Industries Inc.	240	6,878
Huaneng Power International Inc. ADR	376	9,810
IDACORP Inc.	182	6,785
International Power PLC ADR	529	29,492
Korea Electric Power Corp. ADR	1,691	32,366
MDU Resources Group Inc.	495	12,202
National Grid PLC ADR	1,666	94,296
Northeast Utilities	584	13,082
NRG Energy Inc.[1]	315	15,514
NSTAR	379	11,813
OGE Energy Corp.	332	12,566
Pepco Holdings Inc.	646	15,827
PG&E Corp.	1,215	50,641
Pinnacle West Capital Corp.	285	12,258
PNM Resources Inc.	180	4,826
PPL Corp.	1,200	40,824
Progress Energy Inc.	765	33,316
Public Service Enterprise Group Inc.	779	52,528
Puget Energy Inc.	365	8,107
Reliant Energy Inc.[1]	1,187	14,932
SCANA Corp.	360	14,396
Scottish Power PLC ADR	1,250	56,562
Sierra Pacific Resources Corp.[1]	695	10,043
Southern Co. (The)	2,341	79,079
TECO Energy Inc.	585	9,325
TransAlta Corp.	852	17,602
TXU Corp.	1,427	91,656
UIL Holdings Corp.	207	7,198
UniSource Energy Corp.	167	5,571
Westar Energy Inc.	303	6,999
Wisconsin Energy Corp.	391	16,500
WPS Resources Corp.	148	7,632
Xcel Energy Inc.	1,230	24,649

		2,160,831
ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
AMETEK Inc.	210	8,908
Belden CDT Inc.	150	4,868
Emerson Electric Co.	1,275	100,623
Energizer Holdings Inc.[1]	255	16,226
General Cable Corp.[1]	236	8,425
Hitachi Ltd. ADR	1,034	65,659
Hubbell Inc. Class B	150	7,050

		211,759
ELECTRONICS – 0.85%
Agilent Technologies Inc.[1]	1,425	40,527
Amphenol Corp. Class A	240	13,459
Applera Corp. - Applied Biosystems Group	645	20,737
Arrow Electronics Inc.[1]	345	9,750
AU Optronics Corp. ADR[1]	1,728	25,471
AVX Corp.	237	3,588
Benchmark Electronics Inc.[1]	227	5,523
Brady Corp. Class A	120	4,051
Celestica Inc.[1]	1,043	9,898
Checkpoint Systems Inc.[1]	107	1,765
CTS Corp.	179	2,579
Epcos AG ADR[1]	312	4,352
Fisher Scientific International Inc.[1]	363	26,902
Jabil Circuit Inc.	746	17,233
Koninklijke Philips Electronics NV NYS	3,974	130,864
Kyocera Corp. ADR	539	43,988
Mettler Toledo International Inc.[1]	135	8,307
Nam Tai Electronics Inc.	75	1,283
Park Electrochemical Corp.	103	2,537
Paxar Corp.[1]	105	1,934
PerkinElmer Inc.	360	6,491
Rogers Corp.[1]	135	7,695
Solectron Corp.[1]	4,943	14,928
Symbol Technologies Inc.	949	10,486
Technitrol Inc.	172	4,262
Tektronix Inc.	255	6,954
Thermo Electron Corp.[1]	510	18,875
Thomas & Betts Corp.[1]	180	8,519
Vishay Intertechnology Inc.[1]	768	10,775
Waters Corp.[1]	375	15,255
Watts Water Technologies Inc. Class A	75	2,185

		481,173
ENGINEERING & CONSTRUCTION – 0.32%
ABB Ltd. ADR	6,254	80,864

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Chicago Bridge & Iron Co. NV NYS	300	$7,278
Dycom Industries Inc.[1]	220	3,958
EMCOR Group Inc.[1]	119	6,131
Empresas ICA Sociedad Controladora SA de CV ADR[1]	145	5,496
Fluor Corp.	270	23,714
Granite Construction Inc.	139	6,045
Grupo Aeroportuario del Sureste SA de CV ADR	120	4,063
Jacobs Engineering Group Inc.[1]	193	16,017
McDermott International Inc.[1]	322	14,664
Shaw Group Inc. (The)[1]	238	4,924
URS Corp.[1]	206	8,158

		181,312
ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A1	135	2,827
GTECH Holdings Corp.	360	12,128
International Game Technology Inc.	1,080	41,753
Intrawest Corp.	177	4,937
Pinnacle Entertainment Inc.[1]	164	4,499
Regal Entertainment Group Class A	120	2,359
Speedway Motorsports Inc.	92	3,323
Vail Resorts Inc.[1]	119	4,114

		75,940
ENVIRONMENTAL CONTROL – 0.17%
Aleris International Inc.[1]	121	4,954
Mine Safety Appliances Co.	104	4,133
Nalco Holding Co.[1]	210	3,538
Republic Services Inc.	375	15,060
Waste Connections Inc.[1]	135	5,046
Waste Management Inc.	1,771	60,887

		93,618
FOOD – 1.80%
Cadbury Schweppes PLC ADR	1,636	64,229
Campbell Soup Co.	795	29,161
ConAgra Foods Inc.	1,665	35,797
Corn Products International Inc.	210	6,985
Dean Foods Co.[1]	480	18,014
Del Monte Foods Co.	615	6,445
Distribucion y Servicio D&S SA ADR	134	2,117
Flowers Foods Inc.	208	5,924
Fresh Del Monte Produce Inc.	75	1,260
General Mills Inc.	1,080	56,052
Groupe Danone ADR	3,870	106,425
Gruma SA de CV ADR	105	1,261
Heinz (H.J.) Co.	1,036	43,481
Hershey Co. (The)	540	29,684
Hormel Foods Corp.	225	8,489
Kellogg Co.	622	29,962
Koninklijke Ahold NV ADR[1]	4,800	42,864
Kraft Foods Inc.	764	24,754
Kroger Co.	2,150	49,299
McCormick & Co. Inc. NVS	375	13,147
Pilgrim’s Pride Corp.	145	3,706
Ralcorp Holdings Inc.[1]	90	3,751
Ruddick Corp.	120	2,938
Safeway Inc.	1,365	38,329
Sara Lee Corp.	2,445	41,320
Smithfield Foods Inc.[1]	270	7,681
Smucker (J.M.) Co. (The)	165	7,364
SUPERVALU Inc.	600	16,266
Sysco Corp.	1,979	54,620
Tootsie Roll Industries Inc.	76	2,063
TreeHouse Foods Inc.[1]	210	5,032
Tyson Foods Inc. Class A	720	10,188
Unilever NV NYS	5,382	127,446
Unilever PLC ADR	4,033	96,348
Weis Markets Inc.	30	1,189
Wimm-Bill-Dann Foods OJSC ADR	106	4,004
Wrigley (William Jr.) Co.	497	22,792

		1,020,387
FOOD SERVICE – 0.03%
Sodexho Alliance SA ADR	329	16,647

		16,647
FOREST PRODUCTS & PAPER – 0.48%
Aracruz Celulose SA ADR	135	6,747
Bowater Inc.	264	5,354
Buckeye Technologies Inc.[1]	105	787
Deltic Timber Corp.	105	5,185
Domtar Inc.	1,111	7,077
Glatfelter Co.	90	1,404
International Paper Co.	1,484	50,946

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Longview Fibre Co.	165	$3,472
Louisiana-Pacific Corp.	300	6,000
MeadWestvaco Corp.	750	19,590
Neenah Paper Inc.	45	1,325
Plum Creek Timber Co. Inc.	570	19,414
Potlatch Corp.	133	4,603
Rayonier Inc.	225	8,957
Rock-Tenn Co. Class A	75	1,289
Sappi Ltd. ADR	645	9,075
Schweitzer-Mauduit International Inc.	45	910
Stora Enso OYJ ADR	1,980	29,264
Temple-Inland Inc.	330	14,038
UPM-Kymmene OYJ ADR	1,620	36,029
Wausau Paper Corp.	150	1,836
Weyerhaeuser Co.	644	37,777

		271,079
GAS – 0.32%
AGL Resources Inc.	180	7,024
Atmos Energy Corp.	227	6,531
Energen Corp.	210	8,950
KeySpan Corp.	495	19,934
Laclede Group Inc. (The)	102	3,389
New Jersey Resources Corp.	194	9,686
Nicor Inc.	90	3,944
NiSource Inc.	810	18,427
Northwest Natural Gas Co.	225	8,543
ONEOK Inc.	300	11,163
Peoples Energy Corp.	120	5,065
Piedmont Natural Gas Co.	210	5,405
Sempra Energy	661	31,900
South Jersey Industries Inc.	238	7,061
Southern Union Co.	332	9,010
Southwest Gas Corp.	180	5,927
UGI Corp.	300	7,455
Vectren Corp.	240	6,674
WGL Holdings Inc.	150	4,504

		180,592
HAND & MACHINE TOOLS – 0.12%
Baldor Electric Co.	90	2,664
Black & Decker Corp.	240	16,922
Kennametal Inc.	105	5,591
Nidec Corp. ADR	1,512	26,989
Snap-On Inc.	165	6,932
Stanley Works (The)	255	11,569

		70,667
HEALTH CARE – PRODUCTS – 2.29%
Advanced Medical Optics Inc.[1]	223	10,983
Alcon Inc.	250	27,605
Bard (C.R.) Inc.	330	23,420
Baxter International Inc.	1,875	78,750
Beckman Coulter Inc.	195	11,164
Becton, Dickinson & Co.	720	47,462
Boston Scientific Corp.[1]	4,202	71,476
Cantel Medical Corp.[1]	56	805
Cooper Companies Inc.	109	4,818
DJO Inc.[1]	60	2,368
Edwards Lifesciences Corp.[1]	180	7,963
Fresenius Medical Care AG & Co. KGaA	575	22,919
Haemonetics Corp.[1]	75	3,290
Hillenbrand Industries Inc.	188	9,336
Invacare Corp.	90	1,893
Johnson & Johnson	9,009	563,513
Kinetic Concepts Inc.[1]	201	8,957
Luxottica Group SpA ADR	468	12,959
Medtronic Inc.	3,694	186,621
Mentor Corp.	120	5,335
Oakley Inc.	75	1,215
ResMed Inc.[1]	210	9,746
Smith & Nephew PLC ADR	585	25,184
St. Jude Medical Inc.[1]	1,114	41,107
Steris Corp.	210	4,866
Stryker Corp.	869	39,548
Varian Medical Systems Inc.[1]	420	19,034
Viasys Healthcare Inc.[1]	241	6,208
West Pharmaceutical Services Inc.	90	3,492
Zimmer Holdings Inc.[1]	750	47,430

		1,299,467
HEALTH CARE – SERVICES – 1.27%
Aetna Inc.	1,818	57,249
AMERIGROUP Corp.[1]	150	4,365
Centene Corp.[1]	120	1,950
Community Health Systems Inc.[1]	285	10,334

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Covance Inc.[1]	195	$12,433
Coventry Health Care Inc.[1]	493	25,981
DaVita Inc.[1]	300	15,006
Extendicare Inc. Class A	224	4,892
HCA Inc.	1,186	58,304
Health Management Associates Inc. Class A	750	15,247
Health Net Inc.[1]	345	14,480
Humana Inc.[1]	495	27,685
Laboratory Corp. of America Holdings[1]	330	21,259
Manor Care Inc.	270	13,513
MDS Inc.	435	7,960
Molina Healthcare Inc.[1]	45	1,491
Pediatrix Medical Group Inc.[1]	150	6,360
Quest Diagnostics Inc.	480	28,858
RehabCare Group Inc.[1]	136	2,546
Sierra Health Services Inc.[1]	206	8,895
Sunrise Senior Living Inc.[1]	120	3,466
Tenet Healthcare Corp.[1]	1,613	9,549
Triad Hospitals Inc.[1]	240	9,353
UnitedHealth Group Inc.	4,190	200,408
Universal Health Services Inc. Class B	150	8,400
WellPoint Inc.[1]	1,977	147,286

		717,270
HOLDING COMPANIES – DIVERSIFIED – 0.60%
Berkshire Hathaway Inc. Class B1	100	304,700
Leucadia National Corp.	480	13,214
Quinenco SA ADR	255	2,779
Tomkins PLC ADR	600	12,732
Walter Industries Inc.	165	7,385

		340,810
HOME BUILDERS – 0.28%
Beazer Homes USA Inc.	162	6,754
Brookfield Homes Corp.	122	2,976
Centex Corp.	412	19,492
Champion Enterprises Inc.[1]	689	4,568
Fleetwood Enterprises Inc.[1]	747	5,319
Horton (D.R.) Inc.	958	20,530
KB Home	298	12,671
Lennar Corp. Class A	423	18,921
M.D.C. Holdings Inc.	147	6,414
Meritage Homes Corp.[1]	144	5,583
Monaco Coach Corp.	269	2,865
Pulte Homes Inc.	733	20,890
Standard-Pacific Corp.	369	8,240
Thor Industries Inc.	120	5,141
Toll Brothers Inc.[1]	581	14,856
Winnebago Industries Inc.[2]	177	5,117

		160,337
HOME FURNISHINGS – 0.62%
Ethan Allen Interiors Inc.	120	4,478
Furniture Brands International Inc.[2]	165	3,310
Harman International Industries Inc.	210	16,842
La-Z-Boy Inc.[2]	244	3,111
Matsushita Electric Industrial Co. Ltd. ADR	7,393	153,331
Sony Corp. ADR	3,075	141,419
Thomson SA ADR	887	14,902
Whirlpool Corp.	195	15,052

		352,445
HOUSEHOLD PRODUCTS & WARES – 0.38%
ACCO Brands Corp.[1]	270	5,300
American Greetings Corp. Class A	195	4,393
Avery Dennison Corp.	300	17,589
Blyth Inc.	105	1,834
Church & Dwight Co. Inc.	283	10,329
Clorox Co. (The)	496	29,730
Ennis Inc.	150	2,910
Fortune Brands Inc.	450	32,634
Harland (John H.) Co.	90	3,538
Jarden Corp.[1]	162	4,696
Kimberly-Clark Corp.	1,437	87,729
Playtex Products Inc.[1]	120	1,358
Scotts Miracle-Gro Co. (The) Class A	120	4,708
Tupperware Brands Corp.	242	4,177
Yankee Candle Co. Inc. (The)	165	4,011

		214,936
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	855	22,538
Toro Co.	150	6,211

		28,749

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
INSURANCE – 5.31%
ACE Ltd.	940	$48,438
Aegon NV ADR	4,380	74,110
AFLAC Inc.	1,545	68,196
Alleghany Corp.[1]	15	4,147
Allianz AG ADR	12,515	196,861
Allstate Corp. (The)	2,041	115,970
Ambac Financial Group Inc.	330	27,426
American Financial Group Inc.	179	7,538
American International Group Inc.	6,991	424,144
AmerUs Group Co.	120	8,051
AON Corp.	855	29,267
Aspen Insurance Holdings Ltd.	179	4,224
Assurant Inc.	319	15,366
Assured Guaranty Ltd.	225	5,737
AXA ADR	5,185	178,312
Axis Capital Holdings Ltd.	375	11,085
Berkley (W.R.) Corp.	514	18,504
Brown & Brown Inc.	360	11,300
China Life Insurance Co. Ltd. ADR	585	39,517
Chubb Corp.	1,176	59,294
CIGNA Corp.	420	38,325
CNA Financial Corp.[1]	90	3,056
Commerce Group Inc.	180	5,438
Conseco Inc.[1]	525	11,970
Delphi Financial Group Inc. Class A	135	5,142
Endurance Specialty Holdings Ltd.	181	5,495
Everest Re Group Ltd.	165	15,611
FBL Financial Group Inc. Class A	90	2,850
Fidelity National Financial Inc.	465	17,833
Fidelity National Title Group Inc. Class A2	77	1,453
First American Corp.	210	7,772
Gallagher (Arthur J.) & Co.	285	7,743
Genworth Financial Inc. Class A	1,300	44,590
Hanover Insurance Group Inc. (The)	165	7,636
Hartford Financial Services Group Inc. (The)	885	75,083
HCC Insurance Holdings Inc.	319	9,726
Hilb, Rogal & Hobbs Co.	90	3,645
Horace Mann Educators Corp.	135	2,291
Hub International Ltd.	90	2,350
ING Groep NV ADR	6,119	247,820
Kingsway Financial Services Inc.	180	3,211
LandAmerica Financial Group Inc.	60	3,830
Lincoln National Corp.	917	51,976
Loews Corp.	1,167	43,249
Manulife Financial Corp.	4,997	158,305
Markel Corp.[1]	30	10,220
Marsh & McLennan Companies Inc.	1,566	42,329
MBIA Inc.	450	26,465
Mercury General Corp.	75	4,139
MetLife Inc.	1,214	63,128
MGIC Investment Corp.	300	17,073
Nationwide Financial Services Inc.	180	8,114
Old Republic International Corp.	657	13,974
PartnerRe Ltd.	165	10,251
Penn Treaty American Corp.[1]	480	3,370
Phoenix Companies Inc.	285	3,876
Platinum Underwriters Holdings Ltd.	188	5,319
PMI Group Inc. (The)	270	11,464
Principal Financial Group Inc.	930	50,220
ProAssurance Corp.[1]	118	5,866
Progressive Corp. (The)	2,220	53,702
Protective Life Corp.	195	9,030
Prudential Financial Inc.	1,530	120,319
Prudential PLC ADR	3,685	78,343
Radian Group Inc.	285	17,536
Reinsurance Group of America Inc.	75	3,718
RenaissanceRe Holdings Ltd.	232	12,020
RLI Corp.	60	2,837
Royal & Sun Alliance Insurance Group ADR	1,889	23,631
SCOR ADR	3,825	8,912
Scottish Re Group Ltd.	142	567
St. Paul Travelers Companies Inc.	2,077	95,127
StanCorp Financial Group Inc.	180	7,756
Stewart Information Services Corp.	46	1,581
Sun Life Financial Services of Canada Inc.	1,815	69,478
Torchmark Corp.	313	18,927
Transatlantic Holdings Inc.	75	4,403
21st Century Insurance Group	75	1,160

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Unitrin Inc.	135	$5,400
UNUMProvident Corp.	825	13,390
White Mountains Insurance Group Ltd.	29	14,225
Willis Group Holdings Ltd.	450	14,639
XL Capital Ltd. Class A	483	30,767
Zenith National Insurance Corp.	88	3,518

		3,010,681
INTERNET – 0.02%
McAfee Inc.[1]	495	10,667

		10,667
IRON & STEEL – 0.42%
AK Steel Holding Corp.[1]	660	8,527
Allegheny Technologies Inc.	272	17,378
Carpenter Technology Corp.	90	8,856
Cleveland-Cliffs Inc.	178	6,435
Companhia Siderurgica Nacional SA ADR	480	15,518
IPSCO Inc.	150	14,117
Mittal Steel Co. NV Class A NYS[2]	286	9,784
Nucor Corp.	898	47,747
Oregon Steel Mills Inc.[1]	240	11,098
POSCO ADR[1]	1,078	66,556
Reliance Steel & Aluminum Co.	180	6,453
Ryerson Inc.	75	2,029
United States Steel Corp.	389	24,534

		239,032
LEISURE TIME – 0.26%
Brunswick Corp.	270	7,984
Carnival Corp.	1,287	50,142
Harley-Davidson Inc.	945	53,865
K2 Inc.[1]	308	3,240
Nautilus Inc.[2]	290	3,642
Polaris Industries Inc.	135	5,160
Royal Caribbean Cruises Ltd.	390	13,221
Sabre Holdings Corp.	435	9,005
WMS Industries Inc.[1]	114	3,024

		149,283
LODGING – 0.43%
Aztar Corp.[1]	105	5,433
Boyd Gaming Corp.	163	5,467
Choice Hotels International Inc.	120	5,114
Four Seasons Hotels Inc.	87	4,786
Gaylord Entertainment Co.[1]	165	6,306
Harrah’s Entertainment Inc.	539	32,399
Hilton Hotels Corp.	1,170	27,998
InterContinental Hotels Group PLC ADR	1,298	21,080
Kerzner International Ltd.[1]	117	9,360
Las Vegas Sands Corp.[1]	393	24,378
Marcus Corp.	60	1,184
Marriott International Inc. Class A	1,140	40,105
MGM Mirage[1]	390	13,861
Orient-Express Hotels Ltd.	149	5,431
Starwood Hotels & Resorts Worldwide Inc.	646	33,967
Station Casinos Inc.	165	9,052

		245,921
MACHINERY – 0.68%
AGCO Corp.[1]	240	5,510
Albany International Corp. Class A	75	2,695
Applied Industrial Technologies Inc.	135	3,148
Briggs & Stratton Corp.	150	3,840
Cascade Corp.	60	2,220
Caterpillar Inc.	2,070	146,701
CNH Global NV	60	1,257
Cummins Inc.	105	12,285
Deere & Co.	765	55,516
Flowserve Corp.[1]	165	8,547
Gardner Denver Inc.[1]	182	6,306
Graco Inc.	225	8,840
IDEX Corp.	135	5,866
Intermec Inc.[1]	236	5,758
JLG Industries Inc.	358	6,480
Kadant Inc.[1]	45	941
Kubota Corp. ADR	765	35,006
Manitowoc Co. Inc. (The)	207	8,127
Metso OYJ ADR	376	13,604
NACCO Industries Inc.	15	2,073
Pfeiffer Vacuum Technology AG ADR	30	1,929
Rockwell Automation Inc.	510	31,610
Terex Corp.[1]	300	13,452
Wabtec Corp.	120	3,187

		384,898

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
MANUFACTURING – 3.86%
Acuity Brands Inc.	135	$5,904
Ameron International Corp.	74	4,168
AptarGroup Inc.	105	5,408
Barnes Group Inc.	120	2,041
Blount International Inc.[1]	90	981
Brink’s Co. (The)	165	9,090
Carlisle Companies Inc.	90	7,190
CLARCOR Inc.	150	4,265
Cooper Industries Ltd.	284	24,469
Crane Co.	180	6,912
Danaher Corp.	764	49,813
Donaldson Co. Inc.	240	7,894
Dover Corp.	630	29,698
Eastman Kodak Co.	885	19,691
Eaton Corp.	465	29,807
EnPro Industries Inc.[1]	60	1,877
ESCO Technologies Inc.[1]	90	4,742
Federal Signal Corp.	225	3,359
General Electric Co.	32,354	1,057,652
Griffon Corp.[1]	90	2,036
Harsco Corp.	120	9,673
Hexcel Corp.[1]	474	6,811
Honeywell International Inc.	2,429	94,002
Illinois Tool Works Inc.	1,526	69,784
Ingersoll-Rand Co. Class A	1,050	37,590
ITT Industries Inc.	570	28,814
Jacuzzi Brands Inc.[1]	612	5,141
Leggett & Platt Inc.	600	13,692
Myers Industries Inc.	90	1,498
Pall Corp.	390	10,171
Parker Hannifin Corp.	375	27,090
Pentair Inc.	300	8,616
Roper Industries Inc.	330	14,916
Siemens AG ADR	2,549	205,781
Smith (A.O.) Corp.	60	2,572
SPX Corp.	270	14,756
Teleflex Inc.	105	5,994
Textron Inc.	360	32,368
3M Co.	2,114	148,826
Tredegar Corp.	75	1,187
Trinity Industries Inc.	240	8,021
Tyco International Ltd.	6,226	162,436

		2,186,736
MEDIA – 2.30%
Belo (A.H.) Corp.	300	4,836
British Sky Broadcasting Group PLC ADR	975	40,833
Cablevision Systems Corp.	788	17,533
CanWest Global Communications Corp.[1]	90	708
CBS Corp. Class B	2,174	59,633
Clear Channel Communications Inc.	1,649	47,739
Corus Entertainment Inc. Class B	120	4,152
Cox Radio Inc. Class A1	120	1,758
DIRECTV Group Inc. (The)[1]	2,820	48,081
Dow Jones & Co. Inc.	120	4,205
Entercom Communications Corp.	120	3,042
Entravision Communications Corp.[1]	316	2,458
Gannett Co. Inc.	778	40,549
Grupo Televisa SA ADR	1,428	26,447
Hearst-Argyle Television Inc.	90	1,800
Lee Enterprises Inc.	105	2,607
McClatchy Co. (The) Class A	226	9,580
McGraw-Hill Companies Inc. (The)	1,156	65,083
Media General Inc. Class A	105	3,825
Meredith Corp.	120	5,668
New York Times Co. Class A	465	10,309
News Corp. Class A	6,389	122,924
News Corp. Class B	1,980	39,838
Pearson PLC ADR	2,475	33,660
Primedia Inc.[1]	2,523	4,213
Readers Digest Association Inc. (The)	270	3,688
Reed Elsevier NV ADR	1,020	30,223
Reed Elsevier PLC ADR	990	39,422
Rogers Communications Inc. Class B	749	31,982
Scripps (E.W.) Co. Class A	240	10,255
Shaw Communications Inc. Class B	615	17,835
Sun-Times Media Group Inc. Class A	195	1,581
Time Warner Inc.	13,893	229,235
Tribune Co.	645	19,163
Univision Communications Inc. Class A1	796	26,586
Viacom Inc. Class B1	2,174	75,764
Walt Disney Co. (The)	6,307	187,255

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Washington Post Co. (The) Class B	28	$21,588
Wiley (John) & Sons Inc. Class A	120	3,970

		1,300,028
METAL FABRICATE & HARDWARE – 0.12%
CIRCOR International Inc.	45	1,253
Commercial Metals Co.	300	6,807
Kaydon Corp.	225	8,156
Mueller Industries Inc.	105	3,858
NS Group Inc.[1]	91	4,603
Precision Castparts Corp.	390	23,264
Quanex Corp.	155	5,625
Timken Co. (The)	210	6,762
Valmont Industries Inc.	45	2,288
Worthington Industries Inc.	210	4,288

		66,904
MINING – 2.40%
Agnico-Eagle Mines Ltd.	349	12,491
Alcan Inc.	1,245	56,971
Alcoa Inc.	2,624	78,589
Alumina Ltd. ADR	900	17,577
Aluminum Corp. of China Ltd. ADR	88	5,922
AMCOL International Corp.	75	1,738
AngloGold Ashanti Ltd. ADR	463	22,497
Barrick Gold Corp.	2,702	83,222
BHP Billiton Ltd. ADR	5,773	243,621
BHP Billiton PLC ADR	3,825	145,886
Cameco Corp.	1,080	43,092
Companhia Vale do Rio Doce ADR	1,890	43,848
Compania de Minas Buenaventura SA ADR	375	10,916
Compass Minerals International Inc.	132	3,526
Corus Group PLC	1,365	22,072
Falconbridge Ltd.	900	49,554
Freeport-McMoRan Copper & Gold Inc.	547	29,844
Glamis Gold Ltd.[1]	493	18,147
Gold Fields Ltd. ADR	1,110	23,144
Goldcorp Inc.	1,087	31,816
Harmony Gold Mining Co. Ltd. ADR[1]	1,040	14,872
Hecla Mining Co.[1]	891	4,687
Inco Ltd.	585	45,495
Kinross Gold Corp.[1]	1,065	12,322
Meridian Gold Inc.[1]	480	12,970
Newmont Mining Corp.	1,334	68,341
Novelis Inc.	224	4,415
Phelps Dodge Corp.	616	53,801
Rio Tinto PLC ADR	829	173,170
RTI International Metals Inc.[1]	84	3,871
Southern Copper Corp.[2]	119	11,484
Stillwater Mining Co.[1]	540	6,296
USEC Inc.	345	3,633

		1,359,830
OFFICE & BUSINESS EQUIPMENT – 0.46%
Canon Inc. ADR	2,552	183,948
IKON Office Solutions Inc.	450	6,215
Pitney Bowes Inc.	720	29,750
Xerox Corp.[1]	2,789	39,297

		259,210
OFFICE FURNISHINGS – 0.01%
HNI Corp.	150	6,092
Steelcase Inc. Class A	135	1,983

		8,075
OIL & GAS – 12.24%
Anadarko Petroleum Corp.	1,438	65,774
Apache Corp.	990	69,765
Atwood Oceanics Inc.[1]	238	11,169
Berry Petroleum Co. Class A	120	4,037
BG Group PLC ADR	2,217	149,404
BP PLC ADR	10,512	762,330
Cabot Oil & Gas Corp.	164	8,651
Canadian Natural Resources Ltd.	1,680	89,443
Chesapeake Energy Corp.	1,095	36,026
Chevron Corp.	6,945	456,842
China Petroleum & Chemical Corp. ADR	505	29,048
Cimarex Energy Co.	193	7,880
CNOOC Ltd. ADR	345	29,622
Comstock Resources Inc.[1]	105	3,089
ConocoPhillips	4,724	324,255
Denbury Resources Inc.[1]	330	11,441
Devon Energy Corp.	1,409	91,078
Diamond Offshore Drilling Inc.	195	15,391
EnCana Corp.	2,824	152,665
Encore Acquisition Co.[1]	208	6,336

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Energy Partners Ltd.[1]	215	$3,907
ENI-Ente Nazionale Idrocarburi SpA ADR	3,877	237,970
ENSCO International Inc.	465	21,492
EOG Resources Inc.	720	53,388
Exxon Mobil Corp.	18,843	1,276,425
Forest Oil Corp.[1]	165	5,529
Frontier Oil Corp.	362	12,761
Giant Industries Inc.[1]	61	4,356
GlobalSantaFe Corp.	760	41,747
Harvest Natural Resources Inc.[1]	105	1,469
Helmerich & Payne Inc.	300	8,304
Hess Corp.	765	40,469
Houston Exploration Co.[1]	105	6,705
Kerr-McGee Corp.	681	47,806
Marathon Oil Corp.	1,095	99,251
Mariner Energy Inc.[1]	269	4,845
McMoRan Exploration Co.[1,2]	240	4,500
Murphy Oil Corp.	540	27,788
Nabors Industries Ltd.[1]	960	33,907
Newfield Exploration Co.[1]	356	16,511
Nexen Inc.	814	47,798
Noble Corp.	419	30,063
Noble Energy Inc.	497	25,153
Norsk Hydro ASA ADR	2,320	67,048
Occidental Petroleum Corp.	1,271	136,950
Parker Drilling Co.[1]	433	3,144
Penn Virginia Corp.	60	4,096
Petro-Canada	1,592	71,242
PetroChina Co. Ltd. ADR	570	65,208
Petroleo Brasileiro SA ADR	870	79,936
Pioneer Natural Resources Co.	479	21,723
Plains Exploration & Production Co.[1]	255	11,210
Pogo Producing Co.	180	7,969
Pride International Inc.[1]	463	13,830
Quicksilver Resources Inc.[1]	215	7,602
Range Resources Corp.	404	11,356
Repsol YPF SA ADR	3,023	85,460
Rowan Companies Inc.	330	11,177
Royal Dutch Shell PLC Class A ADR	6,101	431,951
Royal Dutch Shell PLC Class B ADR	4,290	316,859
Sasol Ltd. ADR	1,471	53,912
Southwestern Energy Co.[1]	521	17,922
St. Mary Land & Exploration Co.	180	7,740
Statoil ASA ADR	2,015	60,228
Stone Energy Corp.[1]	164	7,667
Suncor Energy Inc.	1,424	115,415
Sunoco Inc.	480	33,379
Swift Energy Co.[1]	90	4,320
Talisman Energy Inc.	3,510	59,670
Tatneft ADR	221	22,734
Tesoro Corp.	223	16,680
Total SA ADR	7,142	487,299
Transocean Inc.[1]	1,004	77,539
Unit Corp.[1]	120	7,037
Valero Energy Corp.	1,885	127,106
Whiting Petroleum Corp.[1]	106	4,950
XTO Energy Inc.	1,095	51,454
Yacimientos Petroliferos Fiscales SA ADR	1,215	54,140

		6,932,343
OIL & GAS SERVICES – 1.47%
Advantest Corp. ADR	1,022	24,569
Baker Hughes Inc.	1,048	83,788
BJ Services Co.	990	35,907
Cameron International Corp.[1]	330	16,635
CARBO Ceramics Inc.	76	2,956
Compagnie Generale de Geophysique SA ADR	260	9,022
Core Laboratories NV1	90	6,570
Dril-Quip Inc.[1]	105	8,871
FMC Technologies Inc.[1]	210	13,234
Grant Prideco Inc.[1]	416	18,932
Halliburton Co.	3,156	105,284
Hanover Compressor Co.[1]	324	6,156
Input/Output Inc.[1]	704	6,920
Lone Star Technologies Inc.[1]	90	4,239
Maverick Tube Corp.[1]	135	8,612
National Oilwell Varco Inc.[1]	540	36,202
Newpark Resources Inc.[1]	431	2,642
Oceaneering International Inc.[1]	150	6,558
Oil States International Inc.[1]	135	4,342

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
RPC Inc.	132	$3,036
Schlumberger Ltd.	3,643	243,535
SEACOR Holdings Inc.[1]	60	4,881
Smith International Inc.	630	28,079
Superior Energy Services Inc.[1]	253	8,665
Technip-Coflexip SA ADR	364	19,667
Tenaris SA ADR	825	32,109
Tetra Technologies Inc.[1]	234	6,695
Tidewater Inc.	165	7,872
Universal Compression Holdings Inc.[1]	91	5,797
Veritas DGC Inc.[1]	194	11,110
Weatherford International Ltd.[1]	1,083	50,728
W-H Energy Services Inc.[1]	149	8,198
Willbros Group Inc.[1]	201	3,437

		835,248
PACKAGING & CONTAINERS – 0.14%
Ball Corp.	315	12,065
Bemis Co. Inc.	330	10,131
Chesapeake Corp.	200	2,850
Crown Holdings Inc.[1]	510	8,497
Greif Inc. Class A	30	2,076
Owens-Illinois Inc.[1]	495	7,489
Packaging Corp. of America	195	4,471
Pactiv Corp.[1]	480	11,765
Sealed Air Corp.	270	12,755
Sonoco Products Co.	300	9,759

		81,858
PHARMACEUTICALS – 6.66%
Abbott Laboratories	4,725	225,713
Allergan Inc.	461	49,719
Alpharma Inc. Class A	329	7,429
Altana AG ADR	210	12,041
AmerisourceBergen Corp.	690	29,670
AstraZeneca PLC ADR	4,842	295,507
Barr Pharmaceuticals Inc.[1]	298	14,828
Biovail Corp.	450	9,986
Bristol-Myers Squibb Co.	6,044	144,875
Cardinal Health Inc.	1,319	88,373
Caremark Rx Inc.	1,410	74,448
Dr. Reddy’s Laboratories Ltd. ADR	180	5,470
Elan Corp. PLC ADR[1]	1,414	21,691
Forest Laboratories Inc.[1]	1,126	52,145
GlaxoSmithKline PLC ADR	9,079	502,341
Hospira Inc.[1]	480	20,971
K-V Pharmaceutical Co. Class A1	224	4,245
Lilly (Eli) & Co.	2,953	167,642
Medco Health Solutions Inc.[1]	936	55,533
Medicis Pharmaceutical Corp. Class A	204	5,622
Merck & Co. Inc.	6,764	272,386
Mylan Laboratories Inc.	855	18,776
NBTY Inc.[1]	270	7,973
Novartis AG ADR	7,039	395,733
Novo-Nordisk A/S ADR	780	47,970
Omnicare Inc.	360	16,294
Pfizer Inc.	22,891	594,937
Sanofi-Aventis ADR	6,485	307,324
Schering-Plough Corp.	4,545	92,900
Serono SA ADR	870	14,694
Valeant Pharmaceuticals International	331	5,720
Watson Pharmaceuticals Inc.[1]	360	8,060
Wyeth	4,124	199,890

		3,770,906
PIPELINES – 0.46%
Dynegy Inc. Class A1	1,840	10,359
El Paso Corp.	2,175	34,800
Enbridge Inc.	1,004	32,168
Equitable Resources Inc.	390	14,044
Kinder Morgan Inc.	327	33,354
National Fuel Gas Co.	240	8,914
Questar Corp.	283	25,074
TransCanada Corp.	1,500	46,110
Transportadora de Gas del Sur SA ADR[1]	180	945
Western Gas Resources Inc.	214	12,977
Williams Companies Inc.	1,801	43,674

		262,419
REAL ESTATE – 0.17%
Brookfield Asset Management Inc. Class A	1,222	50,737
Brookfield Properties Corp.	433	14,441
Forest City Enterprises Inc. Class A	180	8,982
Jones Lang LaSalle Inc.	110	8,987
MI Developments Inc. Class A	176	5,746
Trammell Crow Co.[1]	146	5,031

		93,924

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.91%
Affordable Residential Communities Inc.[1]	391	$4,235
Alexandria Real Estate Equities Inc.	60	5,665
AMB Property Corp.	255	13,370
American Financial Realty Trust	1,091	12,634
American Home Mortgage Investment Corp.	183	6,390
Annaly Mortgage Management Inc.	652	8,352
Anthracite Capital Inc.	135	1,656
Anworth Mortgage Asset Corp.	437	3,448
Apartment Investment & Management Co. Class A	345	16,591
Archstone-Smith Trust	576	30,223
AvalonBay Communities Inc.	225	26,307
Boston Properties Inc.	330	32,406
Brandywine Realty Trust	255	8,068
BRE Properties Inc. Class A	150	8,796
Camden Property Trust	165	12,614
Capital Lease Funding Inc.	360	3,956
CapitalSource Inc.	403	9,507
CBL & Associates Properties Inc.	298	11,670
CentraCore Properties Trust	117	3,014
Colonial Properties Trust	119	5,704
Corporate Office Properties Trust	181	8,145
Cousins Properties Inc.	120	3,812
Crescent Real Estate Equities Co.	285	5,563
Developers Diversified Realty Corp.	296	15,623
Duke Realty Corp.	390	14,531
EastGroup Properties Inc.	150	7,055
Entertainment Properties Trust	105	4,470
Equity Inns Inc.	332	5,236
Equity Lifestyle Properties Inc.	179	7,692
Equity Office Properties Trust	1,245	47,198
Equity One Inc.	120	2,624
Equity Residential	855	39,766
Essex Property Trust Inc.	60	7,025
Federal Realty Investment Trust	150	10,883
FelCor Lodging Trust Inc.	290	6,380
First Industrial Realty Trust Inc.	120	4,834
First Potomac Realty Trust	271	7,667
General Growth Properties Inc.	718	32,770
Getty Realty Corp.	147	4,201
Glenborough Realty Trust Inc.	118	2,620
Glimcher Realty Trust	255	6,031
Health Care Property Investors Inc.	405	11,105
Health Care REIT Inc.	180	6,514
Healthcare Realty Trust Inc.	135	4,467
Heritage Property Investment Trust Inc.	134	4,836
Highland Hospitality Corp.	325	4,339
Highwoods Properties Inc.	165	6,145
Home Properties Inc.	180	10,040
Hospitality Properties Trust	195	8,496
Host Hotels & Resorts Inc.	1,346	28,562
HRPT Properties Trust	540	6,345
Inland Real Estate Corp.	255	4,134
Innkeepers USA Trust	225	3,796
iStar Financial Inc.	315	12,524
Kilroy Realty Corp.	90	6,650
Kimco Realty Corp.	598	23,466
LaSalle Hotel Properties	238	9,832
Lexington Corporate Properties Trust	152	3,028
Liberty Property Trust	240	11,244
Macerich Co. (The)	180	13,095
Mack-Cali Realty Corp.	180	8,696
Maguire Properties Inc.	270	10,101
MFA Mortgage Investments Inc.	579	3,972
Mid-America Apartment Communities Inc.	194	11,081
National Health Investors Inc.	120	3,037
National Retail Properties Inc.	150	3,126
Nationwide Health Properties Inc.	195	4,625
New Century Financial Corp.	270	11,788
New Plan Excel Realty Trust Inc.	300	7,776
Newcastle Investment Corp.	224	5,755
NovaStar Financial Inc.[2]	150	5,192
Omega Healthcare Investors Inc.	407	5,438
Pan Pacific Retail Properties Inc.	120	8,292
Parkway Properties Inc.	194	8,821
Pennsylvania Real Estate Investment Trust	224	8,821
Post Properties Inc.	120	5,761
ProLogis	752	41,623

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Public Storage Inc.	270	$21,678
RAIT Investment Trust	256	7,237
Ramco-Gershenson Properties Trust	239	7,034
Realty Income Corp.	240	5,491
Reckson Associates Realty Corp.	206	9,173
Redwood Trust Inc.	134	6,376
Regency Centers Corp.	165	10,580
Saul Centers Inc.	89	3,551
Senior Housing Properties Trust	150	2,789
Shurgard Storage Centers Inc. Class A	135	8,897
Simon Property Group Inc.	646	55,252
SL Green Realty Corp.	133	15,202
Sovran Self Storage Inc.	120	6,200
Sun Communities Inc.	213	6,799
Tanger Factory Outlet Centers Inc.	255	8,390
Taubman Centers Inc.	150	6,225
Thornburg Mortgage Inc.	303	7,757
Trizec Properties Inc.	285	8,197
Trustreet Properties Inc.	328	4,366
United Dominion Realty Trust Inc.	375	10,444
Universal Health Realty Income Trust	192	6,250
Ventas Inc.	316	11,291
Vornado Realty Trust	363	37,952
Washington Real Estate Investment Trust	135	5,006
Weingarten Realty Investors	225	8,991

		1,082,383
RETAIL – 3.59%
Abercrombie & Fitch Co. Class A	300	15,888
Aeropostale Inc.[1]	217	6,013
AnnTaylor Stores Corp.[1]	210	8,623
AutoNation Inc.[1]	630	12,411
AutoZone Inc.[1]	210	18,453
Barnes & Noble Inc.	165	5,531
Best Buy Co. Inc.	1,243	56,358
Big Lots Inc.[1]	360	5,818
BJ’s Wholesale Club Inc.[1]	210	5,981
Borders Group Inc.	240	4,562
Brinker International Inc.	300	9,720
Buckle Inc. (The)	30	1,191
CarMax Inc.[1]	404	14,059
Cash America International Inc.	122	4,179
Cato Corp. Class A	90	2,189
CEC Entertainment Inc.[1]	120	3,544
Chico’s FAS Inc.[1]	589	13,341
Christopher & Banks Corp.	120	3,383
Circuit City Stores Inc.	585	14,333
CKE Restaurants Inc.	150	2,310
Claire’s Stores Inc.	255	6,383
CSK Auto Corp.[1]	223	2,701
CVS Corp.	2,430	79,510
Darden Restaurants Inc.	465	15,717
Delhaize Le Lion SA ADR	285	20,651
Dick’s Sporting Goods Inc.[1]	90	3,277
Dillard’s Inc. Class A	210	6,306
Dollar General Corp.	945	12,682
Family Dollar Stores Inc.	510	11,587
Federated Department Stores Inc.	1,676	58,844
Foot Locker Inc.	450	12,227
GameStop Corp. Class A1	60	2,497
GameStop Corp. Class B1	88	3,309
Gap Inc. (The)	2,025	35,134
Genesco Inc.[1]	60	1,624
Group 1 Automotive Inc.	60	3,679
Home Depot Inc.	6,631	230,162
IHOP Corp.	60	2,728
Jack in the Box Inc.[1]	120	4,733
Kenneth Cole Productions Inc. Class A	134	3,228
Kohl’s Corp.[1]	945	53,515
Landry’s Restaurants Inc.	75	2,122
Limited Brands Inc.	1,155	29,060
Lithia Motors Inc. Class A	101	2,846
Longs Drug Stores Corp.	90	3,701
Lowe’s Companies Inc.	4,378	124,116
MarineMax Inc.[1]	43	905
McDonald’s Corp.	3,975	140,675
Men’s Wearhouse Inc. (The)	163	5,071
Michaels Stores Inc.	420	17,816
Movado Group Inc.	60	1,352
MSC Industrial Direct Co. Inc. Class A	120	4,948
Nordstrom Inc.	780	26,754
Nu Skin Enterprises Inc. Class A	165	2,360
Office Depot Inc.[1]	960	34,608

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
OfficeMax Inc.	270	$11,100
OSI Restaurant Partners Inc.	210	6,067
Payless ShoeSource Inc.[1]	210	5,435
Penney (J.C.) Co. Inc.	810	50,998
Regis Corp.	135	4,547
Retail Ventures Inc.[1]	266	4,591
Rite Aid Corp.[1]	1,861	7,853
Ruby Tuesday Inc.	210	4,612
Saks Inc.	375	6,053
Sonic Automotive Inc.	90	2,070
Steak n Shake Co. (The)[1]	256	3,784
Target Corp.	2,504	114,984
Tiffany & Co.	450	14,216
TJX Companies Inc.	1,560	38,017
Triarc Companies Inc. Class B	153	2,140
Tween Brands Inc.[1]	105	3,908
United Auto Group Inc.	120	2,567
Walgreen Co.	3,165	148,059
Wal-Mart Stores Inc.	7,866	350,037
Wendy’s International Inc.	347	20,876
Williams-Sonoma Inc.	300	9,540
World Fuel Services Corp.	118	5,584
Yum! Brands Inc.	900	40,500
Zale Corp.[1]	150	3,842

		2,036,095
SAVINGS & LOANS – 0.48%
Astoria Financial Corp.	344	10,234
BankAtlantic Bancorp Inc. Class A	150	2,082
Downey Financial Corp.	60	3,981
FirstFed Financial Corp.[1]	76	4,290
Flagstar Bancorp Inc.	90	1,310
Golden West Financial Corp.	914	67,325
Great Lakes Bancorp Inc.[1]	240	3,372
New York Community Bancorp Inc.	886	14,468
PFF Bancorp Inc.	74	2,779
Provident Financial Services Inc.	195	3,518
Sovereign Bancorp Inc.	1,132	23,364
Washington Mutual Inc.	2,984	133,385

		270,108
SEMICONDUCTORS – 1.02%
Advanced Semiconductor Engineering Inc. ADR	3,061	13,805
Agere Systems Inc.[1]	955	13,905
Fairchild Semiconductor International Inc. Class A1	718	11,746
Freescale Semiconductor Inc. Class A1	524	15,002
Freescale Semiconductor Inc. Class B1	832	23,729
Infineon Technologies AG ADR[1]	2,795	30,074
International Rectifier Corp.[1]	397	14,153
MEMC Electronic Materials Inc.[1]	615	18,708
Micron Technology Inc.[1]	2,507	39,084
National Semiconductor Corp.	1,268	29,494
Semiconductor Manufacturing International Corp. ADR[1]	2,489	16,427
STMicroelectronics NV NYS	2,083	31,162
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,539	108,713
Teradyne Inc.[1]	990	13,009
Texas Instruments Inc.	5,207	155,064
United Microelectronics Corp. ADR	13,822	42,157

		576,232
SOFTWARE – 0.84%
Automatic Data Processing Inc.	1,755	76,799
BMC Software Inc.[1]	690	16,160
CA Inc.	1,440	30,182
Dun & Bradstreet Corp.[1]	224	14,945
eFunds Corp.[1]	150	3,155
Fair Isaac Corp.	254	8,580
Fidelity National Information Services Inc.	256	9,149
First Data Corp.	2,473	101,022
Global Payments Inc.	240	10,210
IMS Health Inc.	735	20,168
Keane Inc.[1]	180	2,596
Konami Corp. ADR	327	8,015
MoneyGram International Inc.	270	8,276
SAP AG ADR	2,662	121,467
Satyam Computer Services Ltd. ADR	535	18,859
Sybase Inc.[1]	300	6,315
SYNNEX Corp.[1]	127	2,614

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
Total System Services Inc.	120	$2,522
Wipro Ltd. ADR[2]	1,366	17,034

		478,068
TELECOMMUNICATIONS – 7.00%
Alltel Corp.	1,155	63,721
Amdocs Ltd.[1]	584	21,188
America Movil SA de CV Series L ADR	2,911	104,156
American Tower Corp. Class A1	1,317	44,515
Anixter International Inc.	105	5,789
AT&T Inc.	12,149	364,349
Avaya Inc.[1]	1,680	15,557
BCE Inc.	2,673	61,051
BellSouth Corp.	5,653	221,428
British Telecom PLC ADR	2,694	119,667
CenturyTel Inc.	420	16,199
China Mobile Hong Kong Ltd. ADR	2,650	85,675
China Netcom Group Corp. Ltd. ADR	210	7,726
China Telecom Corp. Ltd. ADR	420	13,822
China Unicom Ltd. ADR	1,031	9,361
Cincinnati Bell Inc.[1]	1,335	5,353
Citizens Communications Co.	1,062	13,625
CommScope Inc.[1]	235	7,339
Companhia Anonima Nacional Telefonos de Venezuela ADR	165	3,284
Corning Inc.[1]	4,832	92,146
Crown Castle International Corp.[1]	739	26,035
Deutsche Telekom AG ADR	8,246	127,978
Embarq Corp.[1]	483	21,856
France Telecom SA ADR	5,371	124,768
Harris Corp.	420	19,131
Hellenic Telecommunications Organization SA ADR[1]	1,996	22,575
Hutchison Telecommunications International Ltd. ADR[1]	420	10,853
IDT Corp. Class B1	258	3,452
KT Corp. ADR	870	18,766
Lucent Technologies Inc.[1]	15,689	33,418
Magyar Telekom Telecommunications PLC ADR[1]	332	6,932
Mahanagar Telephone Nigam Ltd. ADR	482	2,998
MasTec Inc.[1]	333	4,352
Mobile Telesystems ADR[1]	627	20,026
Motorola Inc.	7,587	172,680
Nippon Telegraph & Telephone Corp. ADR	3,144	81,744
Nokia OYJ ADR	13,366	265,315
Nortel Networks Corp.[1]	16,463	32,267
NTT DoCoMo Inc. ADR	5,622	81,744
PCCW Ltd. ADR	1,384	8,650
Philippine Long Distance Telephone Co. ADR	375	14,696
Plantronics Inc.	363	5,648
Portugal Telecom SGPS ADR	3,510	43,489
Price Communications Corp.[1]	196	3,403
PT Indosat Tbk ADR	182	4,277
PT Telekomunikasi Indonesia ADR	825	27,497
Qwest Communications International Inc.[1]	4,922	39,327
Rostelecom ADR[2]	232	6,907
Royal KPN NV ADR	6,295	71,511
SK Telecom Co. Ltd. ADR	1,349	31,580
Spirent PLC ADR[1]	1,822	4,464
Sprint Nextel Corp.	8,686	171,983
Swisscom AG ADR	689	22,668
Telecom Argentina SA ADR[1]	344	4,355
Telecom Italia SpA ADR	3,467	93,262
Telefonica SA ADR	4,519	228,978
Telefonos de Mexico ADR	1,810	42,426
Telekom Austria AG ADR	576	25,920
Telkom SA Ltd. ADR	170	12,799
Telstra Corp. Ltd. ADR	1,365	19,902
TELUS Corp.	573	24,072
Turkcell Iletisim Hizmetleri AS ADR	603	6,868
Verizon Communications Inc.	8,985	303,873
Videsh Sanchar Nigam Ltd. ADR[1]	183	2,860
Vimpel-Communications ADR[1]	304	14,653
Vodafone Group PLC ADR	16,494	357,585
Vodafone Group PLC ADR Escrow[4]	18,850	—
Windstream Corp.	1,467	18,382

		3,964,876
TEXTILES – 0.02%
Mohawk Industries Inc.[1]	165	11,388
UniFirst Corp.	87	2,705

		14,093

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	480	$8,976
LeapFrog Enterprises Inc.[1,2]	478	4,770
Marvel Entertainment Inc.[1]	285	5,039
Mattel Inc.	1,335	24,083

		42,868
TRANSPORTATION – 1.25%
Bristow Group Inc.[1]	60	2,033
Burlington Northern Santa Fe Corp.	1,137	78,351
Canadian National Railway Co.	1,768	71,410
Canadian Pacific Railway Ltd.	495	23,696
CHC Helicopter Corp. Class A	120	2,653
Con-way Inc.	150	7,422
CSX Corp.	660	40,049
FedEx Corp.	944	98,846
Florida East Coast Industries Inc.	120	5,621
Frontline Ltd.	181	7,050
General Maritime Corp.	105	3,812
Genesee & Wyoming Inc. Class A1	130	3,420
Grupo TMM SA ADR[1]	1,335	3,912
Guangshen Railway Co. Ltd. ADR	161	3,231
Kansas City Southern Industries Inc.[1]	195	4,801
Kirby Corp.[1]	120	3,853
Laidlaw International Inc.	315	8,348
Norfolk Southern Corp.	1,261	54,753
OMI Corp.	374	8,250
Overseas Shipholding Group Inc.	75	4,829
RailAmerica Inc.[1]	90	904
Ryder System Inc.	195	9,828
Ship Finance International Ltd.	236	4,588
Teekay Shipping Corp.	210	9,022
TNT NV ADR	1,258	44,948
Tsakos Energy Navigation Ltd.	60	2,683
Union Pacific Corp.	795	67,575
United Parcel Service Inc. Class B	1,905	131,274

		707,162
TRUCKING & LEASING – 0.01%
GATX Corp.	166	6,506

		6,506
WATER – 0.47%
American States Water Co.	152	5,753
Aqua America Inc.	377	8,219
California Water Service Group	131	4,795

Security	Shares or Principal	Value
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	178	$4,450
Suez SA ADR	3,645	151,486
United Utilities PLC ADR	1,406	34,588
Veolia Environnement ADR	1,008	55,289

		264,580

TOTAL COMMON STOCKS (Cost: $53,001,127)		56,514,909
PREFERRED STOCKS – 0.00%
REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Inc. Class A	30	810

		810

TOTAL PREFERRED STOCKS (Cost: $833)		810
SHORT-TERM INVESTMENTS – 0.34%
CERTIFICATES OF DEPOSIT[5] – 0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$123	123
Societe Generale
5.33%, 12/08/06	1,230	1,230
Washington Mutual Bank
5.28%, 08/07/06	615	615
Wells Fargo Bank N.A.
4.78%, 12/05/06	984	984

		2,952
COMMERCIAL PAPER[5] – 0.04%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[6]	359	351
Amsterdam Funding Corp.
5.26%, 08/01/06[6]	1,230	1,230
ASAP Funding Ltd.
5.21%, 08/08/06[6]	590	590
Barton Capital Corp.
5.29%, 08/01/06[6]	1,175	1,175
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[6]	624	624
CC USA Inc.
5.03%, 10/24/06[6]	246	243
Edison Asset Securitization LLC
5.22%, 12/11/06[6]	907	890

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Principal	Value
Five Finance Inc.
5.19%, 12/01/06[6]	$553	$544
General Electric Capital Corp.
5.26%, 08/02/06	1,230	1,229
General Electric Capital Services Inc.
5.22%, 12/11/06	123	121
General Electric Co.
5.26%, 08/02/06	1,230	1,229
Giro Funding Corp.
5.32%, 08/09/06[6]	369	368
Govco Inc.
5.22%, 08/03/06[6]	1,230	1,229
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[6]	418	413
Landale Funding LLC
5.30%, 08/15/06[6]	1,353	1,350
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[6]	672	661
Lockhart Funding LLC
5.28%, 08/04/06[6]	320	320
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[6]	3,074	3,072
Park Sienna LLC
5.29% - 5.31%, 08/08/06[6]	2,947	2,943
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[6]	1,949	1,950
Tulip Funding Corp.
5.30%, 08/01/06[6]	615	615
White Pine Finance LLC
5.12%, 10/27/06[6]	232	230

		21,377
MEDIUM-TERM NOTES[5] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	307	307
Cullinan Finance Corp.
5.71%, 06/28/07[6]	922	922
K2 USA LLC
5.39%, 06/04/07[6]	922	922
Marshall & Ilsley Bank
5.18%, 12/15/06	1,230	1,231

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[6]	$1,439	$1,438
US Bank N.A.
2.85%, 11/15/06	246	245

		5,065
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[3,7]	49,935	49,935

		49,935
REPURCHASE AGREEMENTS[5] – 0.07%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $2,459 (collateralized by non-U.S. Government debt securities, value $2,537, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$2,459	2,459
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $4,919 (collateralized by non-U.S. Government debt securities, value $5,025, 5.00% to 5.50%, 2/1/34 to 7/1/34).	4,918	4,918
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $1,844 (collateralized by non-U.S. Government debt securities, value $2,032, 0.20% to 6.43%, 9/25/20 to 6/23/46).	1,844	1,844
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $5,534 (collateralized by non-U.S. Government debt securities, value $5,820, 4.92% to 5.93%, 10/25/33 to 10/25/35).	5,533	5,533

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $738 (collateralized by non-U.S. Government debt securities, value $833, 0.00% to 10.00%, 9/10/34 to 5/9/36).	$738	$738
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $2,459 (collateralized by non-U.S. Government debt securities, value $2,513, 3.00% to 8.57%, 10/15/06 to 2/15/38).	2,459	2,459
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $1,230 (collateralized by U.S. Government obligations, value $1,256, 4.81% to 5.82%, 1/1/33 to 7/1/36).	1,230	1,230
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,230 (collateralized by non-U.S. Government debt securities, value $1,293, 5.97% to 9.01%, 10/27/10 to 3/25/37).	1,230	1,230
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,045 (collateralized by non-U.S. Government debt securities, value $1,099, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,045	1,045
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $3,690 (collateralized by non-U.S. Government debt securities, value $3,855, 0.66% to 9.61%, 2/22/11 to 7/25/46).	3,689	3,689
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $1,537 (collateralized by non-U.S. Government debt securities, value $1,589, 0.00% to 10.13%, 10/15/06 to 10/1/25).	1,537	1,537
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $6,149 (collateralized by U.S. Government obligations, value $6,311, 4.48% to 6.50%, 6/1/20 to 7/1/36).	6,148	6,148
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $1,230 (collateralized by non-U.S. Government debt securities, value $1,319, 3.22% to 7.30%, 5/15/07 to 10/25/45).	1,230	1,230
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $430 (collateralized by non-U.S. Government debt securities, value $444, 0.00% to 10.00%, 8/1/06 to 7/31/36).	430	430
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $902 (collateralized by non-U.S. Government debt securities, value $911, 0.00% to 10.00%, 8/1/06 to 7/31/36).[8]	861	861
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $2,459 (collateralized by non-U.S. Government debt securities, value $2,583, 0.00% to 6.16%, 10/10/06 to 5/15/44).	2,459	2,459

		37,810

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Principal	Value
TIME DEPOSITS[5] – 0.01%
Deutsche Bank AG
5.31%, 08/01/06	$492	$492
Rabobank Nederland NV
5.29%, 08/01/06	3,074	3,074
Societe Generale
5.29%, 08/01/06	1,844	1,844
Wells Fargo Bank N.A.
5.30%, 08/01/06	1,844	1,844

		7,254
VARIABLE & FLOATING RATE NOTES[5]– 0.12%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[6]	3,148	3,148
American Express Bank
5.37%, 02/28/07	1,230	1,230
American Express Centurion Bank
5.46%, 07/19/07	1,353	1,354
American Express Credit Corp.
5.43%, 07/05/07	369	369
ASIF Global Financing
5.17%, 05/03/07[6]	123	123
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[6]	799	799
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[6]	1,783	1,783
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[6]	3,135	3,135
BMW US Capital LLC
5.37%, 07/13/07[6]	1,230	1,230
BNP Paribas
5.14%, 05/18/07[6]	2,275	2,275
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[6]	898	897
CC USA Inc.
5.48%, 07/30/07[6]	615	615
Commodore CDO Ltd.
5.38%, 06/12/07[6]	307	307
Credit Agricole SA
5.48%, 07/23/07	1,230	1,230
Credit Suisse First Boston NY
5.51%, 04/24/07	615	615
Cullinan Finance Corp.
5.36%, 04/25/07[6]	307	307
DEPFA Bank PLC
5.37%, 06/15/07	1,230	1,230
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[6]	1,414	1,415
Eli Lilly Services Inc.
5.32%, 06/29/07[6]	1,230	1,230
Fifth Third Bancorp
5.38%, 06/22/07[6]	2,459	2,459
First Tennessee Bank N.A.
5.21%, 08/25/06	369	369
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[6]	1,230	1,229
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	1,291	1,292
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	1,844	1,845
HBOS Treasury Services PLC
5.53%, 07/24/07[6]	1,230	1,230
JP Morgan Chase & Co.
5.32%, 08/02/07	922	922
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[6]	922	922
Leafs LLC
5.38%, 01/22/07 - 02/20/07[6]	1,283	1,284
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[6]	1,537	1,537
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[6]	1,353	1,352
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[6]	542	542
Marshall & Ilsley Bank
5.35%, 07/13/07	676	676

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2006

Security	Principal	Value
Metropolitan Life Global Funding I
5.34%, 08/06/07[6]	$1,844	$1,844
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[6,8]	123	123
Mortgage Interest Networking Trust
5.61%, 08/25/06[6]	155	155
Mound Financing PLC
5.32%, 05/08/07[6]	1,156	1,156
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[6]	1,230	1,229
National City Bank of Indiana
5.17%, 05/21/07	615	615
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[6]	4,058	4,059
Newcastle Ltd.
5.42%, 04/24/07[6]	433	433
Northern Rock PLC
5.39%, 08/03/07[6]	1,475	1,476
Principal Life Global Funding I
5.81%, 02/08/07	553	555
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[6]	922	922
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[6]	1,230	1,230
Strips III LLC
5.45%, 07/24/07[6]	307	307
SunTrust Bank
5.32%, 05/01/07	1,230	1,230
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[6]	3,000	2,999
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[6]	1,721	1,722
US Bank N.A.
5.33%, 09/29/06	553	553
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[6]	1,871	1,871
Wachovia Bank N.A.
5.36%, 05/22/07	2,459	2,459
Wells Fargo & Co.
5.38%, 08/15/07[6]	615	615
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[6]	922	922
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[6]	3,996	3,994
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[6]	415	415

		69,835

TOTAL SHORT-TERM INVESTMENTS (Cost: $194,228)		194,228

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $53,196,188)		56,709,947
Other Assets, Less Liabilities – (0.11)%		(62,153)

NET ASSETS – 100.00%		$56,647,794

ADR – American Depositary Receipts

NVS – Non-Voting Shares

NYS – New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Affiliated issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.89%
AEROSPACE & DEFENSE – 2.10%
Boeing Co. (The)	34,119	$2,641,493
Lockheed Martin Corp.	16,438	1,309,780
United Technologies Corp.	44,153	2,745,875

		6,697,148
AGRICULTURE – 2.46%
Altria Group Inc.	98,070	7,842,658

		7,842,658
BANKS – 8.55%
Bank of America Corp.	216,105	11,135,891
Bank of New York Co. Inc. (The)	36,114	1,213,792
National City Corp.	27,056	974,016
SunTrust Banks Inc.	17,088	1,347,731
U.S. Bancorp	84,346	2,699,072
Wachovia Corp.	76,167	4,084,836
Wells Fargo & Co.	79,200	5,729,328

		27,184,666
BEVERAGES – 3.54%
Anheuser-Busch Companies Inc.	34,671	1,669,409
Coca-Cola Co. (The)	103,620	4,611,090
PepsiCo Inc.	78,667	4,985,914

		11,266,413
BIOTECHNOLOGY – 0.56%
Genentech Inc.[1]	21,960	1,774,807

		1,774,807
CHEMICALS – 1.04%
Dow Chemical Co. (The)	45,703	1,580,410
Du Pont (E.I.) de Nemours and Co.	43,516	1,725,845

		3,306,255
COMPUTERS – 3.47%
EMC Corp.[1]	112,073	1,137,541
Hewlett-Packard Co.	132,069	4,214,322
International Business Machines Corp.	73,390	5,681,120

		11,032,983
COSMETICS & PERSONAL CARE – 3.21%
Colgate-Palmolive Co.	24,543	1,455,891
Procter & Gamble Co.	155,755	8,753,431

		10,209,322
DIVERSIFIED FINANCIAL SERVICES – 11.40%
American Express Co.	52,266	2,720,968
Citigroup Inc.	235,412	11,372,754
Federal Home Loan Mortgage Corp.	32,730	1,893,758
Federal National Mortgage Association	45,875	2,197,871
Goldman Sachs Group Inc. (The)	17,483	2,670,528
JP Morgan Chase & Co.	164,535	7,506,087
Lehman Brothers Holdings Inc.	25,651	1,666,032
Merrill Lynch & Co. Inc.	43,415	3,161,480
Morgan Stanley	46,401	3,085,666

		36,275,144
ELECTRIC – 2.35%
Dominion Resources Inc.	16,469	1,292,487
Duke Energy Corp.	58,398	1,770,627
Exelon Corp.	31,713	1,836,183
Southern Co. (The)	35,212	1,189,461
TXU Corp.	21,656	1,390,965

		7,479,723
ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Emerson Electric Co.	19,433	1,533,652

		1,533,652
HEALTH CARE – PRODUCTS – 4.15%
Alcon Inc.	3,722	410,983
Boston Scientific Corp.[1]	64,190	1,091,872
Johnson & Johnson	140,811	8,807,728
Medtronic Inc.	57,312	2,895,402

		13,205,985
HEALTH CARE – SERVICES – 1.67%
UnitedHealth Group Inc.	63,784	3,050,789
WellPoint Inc.[1]	30,211	2,250,719

		5,301,508
HOUSEHOLD PRODUCTS & WARES – 0.42%
Kimberly-Clark Corp.	21,841	1,333,393

		1,333,393
INSURANCE – 4.39%
Allstate Corp. (The)	30,323	1,722,953
American International Group Inc.	107,942	6,548,841
Hartford Financial Services Group Inc. (The)	14,225	1,206,849
MetLife Inc.	21,852	1,136,304

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2006

Security	Shares	Value
Prudential Financial Inc.	23,325	$1,834,278
St. Paul Travelers Companies Inc.	32,845	1,504,301

		13,953,526
LEISURE TIME – 0.25%
Carnival Corp.	20,183	786,330

		786,330
MACHINERY – 0.71%
Caterpillar Inc.	31,733	2,248,918

		2,248,918
MANUFACTURING – 7.34%
General Electric Co.	492,418	16,097,144
Honeywell International Inc.	35,872	1,388,246
Illinois Tool Works Inc.	23,098	1,056,272
3M Co.	32,821	2,310,598
Tyco International Ltd.	95,786	2,499,057

		23,351,317
MEDIA – 2.79%
News Corp. Class A	87,978	1,692,697
Time Warner Inc.	198,449	3,274,408
Viacom Inc. Class B1	29,082	1,013,508
Walt Disney Co. (The)	97,550	2,896,260

		8,876,873
MINING – 0.39%
Alcoa Inc.	41,370	1,239,032

		1,239,032
OIL & GAS – 12.51%
Chevron Corp.	106,692	7,018,200
ConocoPhillips	72,991	5,010,102
Devon Energy Corp.	19,899	1,286,271
Exxon Mobil Corp.	289,166	19,588,105
Marathon Oil Corp.	17,316	1,569,522
Occidental Petroleum Corp.	20,187	2,175,149
Transocean Inc.[1]	15,428	1,191,504
Valero Energy Corp.	29,289	1,974,957

		39,813,810
OIL & GAS SERVICES – 2.09%
Baker Hughes Inc.	16,181	1,293,671
Halliburton Co.	48,603	1,621,396
Schlumberger Ltd.	55,875	3,735,244

		6,650,311
PHARMACEUTICALS – 8.59%
Abbott Laboratories	72,809	3,478,086
Bristol-Myers Squibb Co.	92,440	2,215,787
Cardinal Health Inc.	19,812	1,327,404
Lilly (Eli) & Co.	45,751	2,597,284
Merck & Co. Inc.	104,381	4,203,423
Pfizer Inc.	346,985	9,018,140
Schering-Plough Corp.	69,910	1,428,960
Wyeth	63,137	3,060,250

		27,329,334
RETAIL – 5.33%
Home Depot Inc.	97,826	3,395,540
Lowe’s Companies Inc.	73,276	2,077,375
McDonald’s Corp.	59,002	2,088,081
Target Corp.	37,389	1,716,903
Walgreen Co.	47,883	2,239,967
Wal-Mart Stores Inc.	122,313	5,442,929

		16,960,795
SAVINGS & LOANS – 0.66%
Washington Mutual Inc.	46,943	2,098,352

		2,098,352
SEMICONDUCTORS – 0.69%
Texas Instruments Inc.	73,857	2,199,461

		2,199,461
SOFTWARE – 0.84%
Automatic Data Processing Inc.	27,248	1,192,372
First Data Corp.	36,203	1,478,893

		2,671,265
TELECOMMUNICATIONS – 6.42%
AT&T Inc.	185,975	5,577,390
BellSouth Corp.	86,808	3,400,269
Corning Inc.[1]	73,182	1,395,581
Motorola Inc.	117,935	2,684,201
Sprint Nextel Corp.	134,839	2,669,812
Verizon Communications Inc.	138,722	4,691,578

		20,418,831
TRANSPORTATION – 1.49%
Burlington Northern Santa Fe Corp.	17,297	1,191,936
FedEx Corp.	13,484	1,411,910

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2006

Security	Shares	Value
United Parcel Service Inc. Class B	30,968	$2,134,005

		4,737,851

TOTAL COMMON STOCKS (Cost: $308,524,287)		317,779,663
SHORT-TERM INVESTMENTS – 0.03%
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[2,3]	89,201	89,201

		89,201

TOTAL SHORT-TERM INVESTMENTS (Cost: $89,201)		89,201

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $308,613,488)		317,868,864
Other Assets, Less Liabilities – 0.08%		245,839

NET ASSETS – 100.00%		$318,114,703

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2006

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$245,370,231	$231,596,639	$334,606,708	$100,046,679	$1,177,367,619

Affiliated issuers[a]	$116,534	$136,992	$106,236	$4,313	$1,020,170

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$202,279,032	$159,346,668	$267,426,198	$81,736,558	$1,464,078,573
Affiliated issuers[a]	116,534	136,992	106,236	4,313	1,020,170
Receivables:
Dividends and interest	16,764	783	50,973	3,045	1,090,541
Capital shares redeemed	—	—	2,137	—	—

Total Assets	202,412,330	159,484,443	267,585,544	81,743,916	1,466,189,284

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	863,887	1,878,921	3,786,592	810,035	12,499,604
Capital shares sold	1,883	5,054	2,989	—	—
Investment advisory fees (Note 2)	88,557	82,673	117,796	33,622	573,604

Total Liabilities	954,327	1,966,648	3,907,377	843,657	13,073,208

NET ASSETS	$201,458,003	$157,517,795	$263,678,167	$80,900,259	$1,453,116,076

Net assets consist of:
Paid-in capital	$254,291,413	$259,170,290	$342,719,088	$104,391,749	$1,175,548,203
Undistributed net investment income	—	—	—	—	279,339
Accumulated net realized loss	(9,742,211)	(29,402,524)	(11,860,411)	(5,181,369)	(9,422,420)
Net unrealized appreciation (depreciation)	(43,091,199)	(72,249,971)	(67,180,510)	(18,310,121)	286,710,954

NET ASSETS	$201,458,003	$157,517,795	$263,678,167	$80,900,259	$1,453,116,076

Shares outstanding	4,700,000	6,000,000	4,750,000	2,150,000	14,300,000

Net asset value per share	$42.86	$26.25	$55.51	$37.63	$101.62

[a]	See Note 2.
[b]	Securities on loan with market values of $840,985, $1,807,031, $3,699,787, $778,587 and $12,229,802, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2006

	iShares NYSE
	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$52,932,306	$308,524,287

Affiliated issuers[a]	$263,882	$89,201

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$56,426,253	$317,779,663
Affiliated issuers[a]	283,694	89,201
Receivables:
Investment securities sold	15,357	—
Dividends and interest	125,036	281,162
Capital shares redeemed	—	6,967

Total Assets	56,850,340	318,156,993

LIABILITIES
Payables:
Investment securities purchased	46,432	—
Collateral for securities on loan (Note 5)	144,293	—
Investment advisory fees (Note 2)	11,821	42,290

Total Liabilities	202,546	42,290

NET ASSETS	$56,647,794	$318,114,703

Net assets consist of:
Paid-in capital	$53,023,327	$308,993,575
Undistributed net investment income	129,919	374,670
Accumulated net realized loss	(19,211)	(508,918)
Net unrealized appreciation	3,513,759	9,255,376

NET ASSETS	$56,647,794	$318,114,703

Shares outstanding	750,000	4,650,000

Net asset value per share	$75.53	$68.41

[a]	See Note 2.
[b]	Securities on loan with market values of $140,724 and $–, respectively. See Note 5.

See notes to the financial statements.

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2006

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,526,377	$428,702	$2,369,707	$295,270	$19,229,968
Interest from affiliated issuers[b]	9,819	5,062	9,730	3,638	37,037
Securities lending income[c]	21,314	23,959	29,227	27,886	71,521

Total investment income	1,557,510	457,723	2,408,664	326,794	19,338,526

EXPENSES
Investment advisory fees (Note 2)	1,426,656	1,241,090	2,096,358	870,951	5,896,751
Proxy fees	7,898	6,459	11,975	6,528	27,025

Total expenses	1,434,554	1,247,549	2,108,333	877,479	5,923,776

Net investment income (loss)	122,956	(789,826)	300,331	(550,685)	13,414,750

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,316,822)	(17,425,646)	(9,631,887)	(6,501,737)	(7,473,024)
In-kind redemptions	20,564,988	22,190,476	66,478,819	1,832,712	133,636,064

Net realized gain (loss)	16,248,166	4,764,830	56,846,932	(4,669,025)	126,163,040

Net change in unrealized appreciation (depreciation)	(37,980,008)	(56,067,931)	(89,017,891)	(5,512,402)	117,296,207

Net realized and unrealized gain (loss)	(21,731,842)	(51,303,101)	(32,170,959)	(10,181,427)	243,459,247

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,608,886)	$(52,092,927)	$(31,870,628)	$(10,732,112)	$256,873,997

[a]	Net of foreign withholding tax of $2,053, $–, $18,045, $– and $323,041, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2006

	iShares NYSE
	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$845,783	$1,197,558
Dividends from affiliated issuers[b]	4,474	—
Interest from affiliated issuers[b]	1,485	2,051
Securities lending income[c]	2,613	727

Total investment income	854,355	1,200,336

EXPENSES
Investment advisory fees (Note 2)	84,881	118,017
Proxy fees	1,258	2,039

Total expenses	86,139	120,056

Net investment income	768,216	1,080,280

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	4,455	(335,547)
In-kind redemptions	—	382,853
Foreign currency transactions	(11)	—

Net realized gain	4,444	47,306

Net change in unrealized appreciation (depreciation)	2,459,829	7,919,247

Net realized and unrealized gain	2,464,273	7,966,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,232,489	$9,046,833

[a]	Net of foreign withholding tax of $33,291 and $75, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund		iShares Goldman Sachs Semiconductor Index Fund
	Year ended July 31, 2006	Year ended July 31, 2005	Year ended July 31, 2006	Year ended July 31, 2005	Year ended July 31, 2006	Year ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$122,956	$1,592,489	$(789,826)	$(385,758)	$300,331	$(241,448)
Net realized gain	16,248,166	18,400,548	4,764,830	7,570,021	56,846,932	5,185,450
Net change in unrealized appreciation (depreciation)	(37,980,008)	180,738	(56,067,931)	6,789,087	(89,017,891)	51,444,027

Net increase (decrease) in net assets resulting from operations	(21,608,886)	20,173,775	(52,092,927)	13,973,350	(31,870,628)	56,388,029

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(217,577)	(1,592,306)	—	—	(300,331)	—
Return of capital	—	(136,207)	—	—	(129,193)	—

Total distributions to shareholders	(217,577)	(1,728,513)	—	—	(429,524)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	122,820,443	242,907,990	292,116,819	93,889,531	419,456,784	518,050,804
Cost of shares redeemed	(194,240,812)	(152,614,415)	(230,492,029)	(106,862,520)	(667,794,134)	(154,189,209)

Net increase (decrease) in net assets from capital share transactions	(71,420,369)	90,293,575	61,624,790	(12,972,989)	(248,337,350)	363,861,595

INCREASE (DECREASE) IN NET ASSETS	(93,246,832)	108,738,837	9,531,863	1,000,361	(280,637,502)	420,249,624
NET ASSETS
Beginning of year	294,704,835	185,965,998	147,985,932	146,985,571	544,315,669	124,066,045

End of year	$201,458,003	$294,704,835	$157,517,795	$147,985,932	$263,678,167	$544,315,669

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	5,500,000	8,550,000	3,400,000	6,650,000	9,850,000
Shares redeemed	(4,200,000)	(3,550,000)	(7,500,000)	(3,900,000)	(11,150,000)	(3,050,000)

Net increase (decrease) in shares outstanding	(1,700,000)	1,950,000	1,050,000	(500,000)	(4,500,000)	6,800,000

See notes to the financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund
	Year ended July 31, 2006	Year ended July 31, 2005	Year ended July 31, 2006	Year ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(550,685)	$838,438	$13,414,750	$5,656,215
Net realized gain (loss)	(4,669,025)	17,112,206	126,163,040	21,387,032
Net change in unrealized appreciation (depreciation)	(5,512,402)	(1,272,242)	117,296,207	132,619,694

Net increase (decrease) in net assets resulting from operations	(10,732,112)	16,678,402	256,873,997	159,662,941

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,041,378)	(12,876,808)	(5,658,207)

Total distributions to shareholders	—	(1,041,378)	(12,876,808)	(5,658,207)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	247,903,295	427,435,765	654,898,497	424,475,999
Cost of shares redeemed	(385,912,331)	(328,508,098)	(246,665,878)	(40,864,743)

Net increase (decrease) in net assets from capital share transactions	(138,009,036)	98,927,667	408,232,619	383,611,256

INCREASE (DECREASE) IN NET ASSETS	(148,741,148)	114,564,691	652,229,808	537,615,990
NET ASSETS
Beginning of year	229,641,407	115,076,716	800,886,268	263,270,278

End of year	$80,900,259	$229,641,407	$1,453,116,076	$800,886,268

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$—	$279,339	$(9,394)

SHARES ISSUED AND REDEEMED
Shares sold	6,100,000	10,900,000	7,000,000	5,950,000
Shares redeemed	(9,650,000)	(8,600,000)	(2,600,000)	(550,000)

Net increase (decrease) in shares outstanding	(3,550,000)	2,300,000	4,400,000	5,400,000

See notes to the financial statements.

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE Composite Index Fund		iShares NYSE 100 Index Fund
	Year ended July 31, 2006	Year ended July 31, 2005	Year ended July 31, 2006	Year ended July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$768,216	$234,020	$1,080,280	$579,890
Net realized gain	4,444	1,054,625	47,306	418,440
Net change in unrealized appreciation (depreciation)	2,459,829	1,222,338	7,919,247	1,702,033

Net increase in net assets resulting from operations	3,232,489	2,510,983	9,046,833	2,700,363

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(650,906)	(233,674)	(773,733)	(583,851)

Total distributions to shareholders	(650,906)	(233,674)	(773,733)	(583,851)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,405,675	6,509,554	280,783,091	9,519,295
Cost of shares redeemed	—	(9,831,548)	(3,212,892)	(12,252,794)

Net increase (decrease) in net assets from capital share transactions	40,405,675	(3,321,994)	277,570,199	(2,733,499)

INCREASE (DECREASE) IN NET ASSETS	42,987,258	(1,044,685)	285,843,299	(616,987)
NET ASSETS
Beginning of year	13,660,536	14,705,221	32,271,404	32,888,391

End of year	$56,647,794	$13,660,536	$318,114,703	$32,271,404

Undistributed net investment income included in net assets at end of year	$129,919	$20,307	$374,670	$68,123

SHARES ISSUED AND REDEEMED
Shares sold	550,000	100,000	4,200,000	150,000
Shares redeemed	—	(150,000)	(50,000)	(200,000)

Net increase (decrease) in shares outstanding	550,000	(50,000)	4,150,000	(50,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	85

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$46.05	$41.79	$38.51	$30.28	$54.58

Income from investment operations:
Net investment income (loss)	0.02[a]	0.35	(0.06)	(0.04)	(0.25)
Net realized and unrealized gain (loss)[b]	(3.17)	4.28	3.34	8.27	(24.05)

Total from investment operations	(3.15)	4.63	3.28	8.23	(24.30)

Less distributions from:
Net investment income	(0.04)	(0.34)	—	—	—
Return of capital	—	(0.03)	—	—	—

Total distributions	(0.04)	(0.37)	—	—	—

Net asset value, end of year	$42.86	$46.05	$41.79	$38.51	$30.28

Total return	(6.85)%	11.10%	8.52%	27.18%	(44.52)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$201,458	$294,705	$185,966	$103,984	$21,194
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.04%	0.81%	(0.20)%	(0.18)%	(0.30)%
Portfolio turnover rate[c]	5%	7%	5%	11%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$29.90	$26.97	$20.75	$13.09	$38.02

Income from investment operations:
Net investment loss	(0.10)[a]	(0.08)	(0.07)	(0.01)	(0.06)
Net realized and unrealized gain (loss)[b]	(3.55)	3.01	6.29	7.67	(24.87)

Total from investment operations	(3.65)	2.93	6.22	7.66	(24.93)

Net asset value, end of year	$26.25	$29.90	$26.97	$20.75	$13.09

Total return	(12.21)%	10.86%	29.98%	58.52%	(65.57)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$157,518	$147,986	$146,986	$80,917	$24,219
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.31)%	(0.26)%	(0.31)%	(0.17)%	(0.34)%
Portfolio turnover rate[c]	32%	16%	12%	26%	46%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$58.84	$50.64	$48.34	$41.63	$73.93

Income from investment operations:
Net investment income (loss)	0.04 [a]	(0.03)	(0.16)	(0.06)	(0.07)
Net realized and unrealized gain (loss)[b]	(3.30)	8.23	2.46	6.77	(32.23)

Total from investment operations	(3.26)	8.20	2.30	6.71	(32.30)

Less distributions from:
Net investment income	(0.05)	—	—	—	—
Return of capital	(0.02)	—	(0.00)[c]	—	—

Total distributions	(0.07)	—	(0.00)[c]	—	—

Net asset value, end of year	$55.51	$58.84	$50.64	$48.34	$41.63

Total return	(5.56)%	16.19%	4.76%	16.12%	(43.69)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$263,678	$544,316	$124,066	$101,516	$64,522
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.07%	(0.09)%	(0.20)%	(0.20)%	(0.29)%
Portfolio turnover rate[d]	6%	10%	6%	11%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$40.29	$33.85	$31.56	$23.61	$48.28

Income from investment operations:
Net investment income (loss)	(0.13)[a]	0.20	(0.15)	(0.06)	(0.07)
Net realized and unrealized gain (loss)[b]	(2.53)	6.48	2.44	8.01	(24.60)

Total from investment operations	(2.66)	6.68	2.29	7.95	(24.67)

Less distributions from:
Net investment income	—	(0.24)	—	—	—

Total distributions	—	(0.24)	—	—	—

Net asset value, end of year	$37.63	$40.29	$33.85	$31.56	$23.61

Total return	(6.60)%	19.72%	7.26%	33.67%	(51.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,900	$229,641	$115,077	$115,197	$37,769
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	(0.31)%	0.59%	(0.40)%	(0.43)%	(0.42)%
Portfolio turnover rate[c]	16%	13%	11%	9%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Oct. 22, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$80.90	$58.51	$43.52	$41.64	$47.46

Income from investment operations:
Net investment income	1.04[c]	0.81	0.67	0.76	0.55
Net realized and unrealized gain (loss)[d]	20.67	22.39	15.04	1.83	(5.84)

Total from investment operations	21.71	23.20	15.71	2.59	(5.29)

Less distributions from:
Net investment income	(0.99)	(0.81)	(0.72)	(0.71)	(0.53)

Total distributions	(0.99)	(0.81)	(0.72)	(0.71)	(0.53)

Net asset value, end of period	$101.62	$80.90	$58.51	$43.52	$41.64

Total return	26.96%	39.92%	36.34%	6.27%	(11.29)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,453,116	$800,886	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[f]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[f]	1.12%	1.20%	1.33%	1.92%	1.51%
Portfolio turnover rate[g]	7%	8%	7%	7%	12%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	1.66[b]	1.63	0.34
Net realized and unrealized gain (loss)[c]	6.74	9.46	(1.60)

Total from investment operations	8.40	11.09	(1.26)

Less distributions from:
Net investment income	(1.17)	(1.61)	(0.26)

Total distributions	(1.17)	(1.61)	(0.26)

Net asset value, end of period	$75.53	$68.30	$58.82

Total return	12.40%	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,648	$13,661	$14,705
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.26%	2.01%	1.98%
Portfolio turnover rate[f]	4%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	1.21[b]	1.25	0.33
Net realized and unrealized gain (loss)[c]	3.85	4.73	(1.13)

Total from investment operations	5.06	5.98	(0.80)

Less distributions from:
Net investment income	(1.19)	(1.24)	(0.20)

Total distributions	(1.19)	(1.24)	(0.20)

Net asset value, end of period	$68.41	$64.54	$59.80

Total return	7.93%	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$318,115	$32,271	$32,888
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.83%	2.03%	1.89%
Portfolio turnover rate[f]	6%	7%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2006, the Trust offered 87 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Goldman Sachs Technology	$—	$(45,972,719)	$(6,860,691)	$(52,833,410)
Goldman Sachs Networking	—	(79,690,499)	(21,961,996)	(101,652,495)
Goldman Sachs Semiconductor	—	(70,759,168)	(8,281,753)	(79,040,921)
Goldman Sachs Software	—	(18,731,448)	(4,760,042)	(23,491,490)
Goldman Sachs Natural Resources	302,318	279,639,412	(2,373,857)	277,567,873
NYSE Composite	128,573	3,503,839	(7,945)	3,624,467
NYSE 100	374,670	9,057,774	(311,316)	9,121,128

For the years ended July 31, 2006 and July 31, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2006.

From November 1, 2005 to July 31, 2006, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2007, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Goldman Sachs Technology	$1,790,771
Goldman Sachs Networking	7,179,431
Goldman Sachs Semiconductor	5,485,610
Goldman Sachs Software	3,162,493
Goldman Sachs Natural Resources	59,149
NYSE 100	77,782

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of July 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$5,069,920
Goldman Sachs Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	14,782,565
Goldman Sachs Semiconductor	175,882	472,453	510,075	2,373	1,635,360	2,796,143
Goldman Sachs Software	—	797,714	761,567	—	38,268	1,597,549
Goldman Sachs Natural Resources	—	256,427	187,450	—	1,870,831	2,314,708
NYSE Composite	—	—	—	7,945	—	7,945
NYSE 100	—	—	25,021	—	208,513	233,534

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended July 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Technology	$248,368,285	$2,893,819	$(48,866,538)	$(45,972,719)
Goldman Sachs Networking	239,174,159	—	(79,690,499)	(79,690,499)
Goldman Sachs Semiconductor	338,291,602	—	(70,759,168)	(70,759,168)
Goldman Sachs Software	100,472,319	1,397,508	(20,128,956)	(18,731,448)
Goldman Sachs Natural Resources	1,185,459,331	287,722,513	(8,083,101)	279,639,412
NYSE Composite	53,206,108	4,790,046	(1,286,207)	3,503,839
NYSE 100	308,811,090	13,200,393	(4,142,619)	9,057,774

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Goldman Sachs Technology	0.48%
Goldman Sachs Networking	0.48
Goldman Sachs Semiconductor	0.48
Goldman Sachs Software	0.48
Goldman Sachs Natural Resources	0.48
NYSE Composite	0.25
NYSE 100	0.20

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.50% from each of the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software and iShares Goldman Sachs Natural Resources Index Funds.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of its shares, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Goldman Sachs Technology	$21,314
Goldman Sachs Networking	23,959
Goldman Sachs Semiconductor	29,227
Goldman Sachs Software	27,886
Goldman Sachs Natural Resources	71,521
NYSE Composite	2,613
NYSE 100	727

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended July 31, 2006, if any, were executed by certain Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended July 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income
Goldman Sachs Technology
IMMF	340	57,946	58,169	117	$116,534	$9,819
Goldman Sachs Networking
IMMF	67	27,973	27,903	137	136,992	5,062
Goldman Sachs Semiconductor
IMMF	353	56,995	57,242	106	106,236	9,730
Goldman Sachs Software
IMMF	69	20,614	20,679	4	4,313	3,638
Goldman Sachs Natural Resources
IMMF	482	218,488	217,950	1,020	1,020,170	37,037
NYSE Composite
Barclays PLC ADR	1	4	—	5	233,759	4,474
IMMF	7	8,537	8,494	50	49,935	1,485
NYSE 100
IMMF	15	11,303	11,229	89	89,201	2,051

As of July 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Goldman Sachs Technology	$14,608,375	$14,989,852
Goldman Sachs Networking	76,432,186	77,771,482
Goldman Sachs Semiconductor	23,950,742	25,436,109
Goldman Sachs Software	26,475,322	27,633,687
Goldman Sachs Natural Resources	93,518,812	88,151,496
NYSE Composite	1,592,357	1,485,256
NYSE 100	4,879,046	4,404,156

In-kind transactions (see Note 4) for the year ended July 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Goldman Sachs Technology	$122,743,011	$194,122,117
Goldman Sachs Networking	308,400,242	246,267,606
Goldman Sachs Semiconductor	419,210,447	666,015,847
Goldman Sachs Software	247,872,648	385,295,801
Goldman Sachs Natural Resources	698,979,181	296,558,794
NYSE Composite	40,298,923	—
NYSE 100	280,283,563	3,180,641

4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of July 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, presents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	99

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund (each a series of iShares Trust, hereafter referred to as the “Funds”), as listed on the table of contents at July 31, 2006, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2006

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by certain Funds during the fiscal year ended July 31, 2006 qualified for the dividends-received deduction, as follows:

iShares Index Fund	Dividends- Received Deduction
Goldman Sachs Technology	100.00%
Goldman Sachs Semiconductor	100.00
Goldman Sachs Natural Resources	94.49
NYSE Composite	50.79
NYSE 100	93.23

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2006:

iShares Index Fund	Qualified Dividend Income
Goldman Sachs Technology	$119,741
Goldman Sachs Semiconductor	300,331
Goldman Sachs Natural Resources	13,170,582
NYSE Composite	759,949
NYSE 100	1,080,280

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	101

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-and three- year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange traded funds other than the Funds and because few, if any, exchange traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds underperformed funds in their respective Lipper Peer Groups over relevant periods, but that any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGI, an affiliate of BGFA, historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not necessary at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of possible economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	103

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through June 30, 2006, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Goldman Sachs Technology Index Fund

Period Covered: April 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.23%
Greater than 0.5% and Less than 1.0%	18	1.37
Between 0.5% and –0.5%	1,262	95.74
Less than –0.5% and Greater than –1.0%	25	1.90
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5%	3	0.23

	1,318	100.00%

iShares Goldman Sachs Networking Index Fund

Period Covered: October 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.33%
Greater than 0.5% and Less than 1.0%	44	3.68
Between 0.5% and –0.5%	1,089	91.13
Less than –0.5% and Greater than –1.0%	45	3.77
Less than –1.0% and Greater than –1.5%	7	0.59
Less than –1.5%	6	0.50

	1,195	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Goldman Sachs Semiconductor Index Fund

Period Covered: October 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.25%
Greater than 0.5% and Less than 1.0%	18	1.51
Between 0.5% and –0.5%	1,141	95.48
Less than –0.5% and Greater than –1.0%	26	2.18
Less than –1.0% and Greater than –1.5%	4	0.33
Less than –1.5%	3	0.25

	1,195	100.00%

iShares Goldman Sachs Software Index Fund

Period Covered: October 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.25%
Greater than 0.5% and Less than 1.0%	17	1.42
Between 0.5% and –0.5%	1,149	96.16
Less than –0.5% and Greater than –1.0%	22	1.84
Less than –1.0%	4	0.33

	1,195	100.00%

iShares Goldman Sachs Natural Resources Index Fund

Period Covered: January 1, 2002 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.09%
Between 0.5% and –0.5%	1,123	99.29
Less than –0.5% and Greater than –1.0%	5	0.44
Less than –1.0%	2	0.18

	1,131	100.00%

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares NYSE Composite Index Fund

Period Covered: April 2, 2004 through June 30, 2006*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%.	1	0.18%
Greater than 0.5% and Less than 1.0%	40	7.07
Between 0.5% and –0.5%	523	92.40
Less than –0.5%	2	0.35

	566	100.00%

iShares NYSE 100 Index Fund

Period Covered: April 2, 2004 through June 30, 2006*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	7	1.24%
Between 0.5% and –0.5%.	554	97.88
Less than –0.5%	5	0.88

	566	100.00%

*	April 2, 2004 is the first day of trading on the stock exchange on which the shares of the Fund are listed for trading.

SUPPLEMENTAL INFORMATION	107

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	111

Notes:

112	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the dvisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

114	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-013-07006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Management’s Discussion of Fund Performance

iSHARES® FTSE / XINHUA CHINA 25 INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.81%	29.79%	30.63%	24.34%	24.76%	25.23%	48.73%	49.64%	50.60%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/5/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE / XINHUA CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/06
Sector	Percentage of Net Assets
Financial	32.16%
Energy	24.62
Communications	21.46
Diversified	10.95
Consumer Non-Cyclical	3.79
Utilities	3.55
Basic Materials	3.26
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/06
Security	Percentage of Net Assets
China Mobile Ltd.	10.60%
PetroChina Co. Ltd. Class H	9.01
Bank of China Ltd.	7.67
China Life Insurance Co. Ltd. Class H	7.07
CNOOC Ltd.	6.08
Ping An Insurance (Group) Co. of China Ltd. Class H	4.21
China Merchants Holdings International Co. Ltd.	4.01
China Petroleum & Chemical Corp. Class H	4.00
China Telecom Corp. Ltd. Class H	3.99
BOC Hong Kong Holdings Ltd.	3.98

TOTAL	60.62%

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned 29.81%, while the Index returned 30.63%.

The Chinese economy continued to experience robust growth during the reporting period. Fourth quarter 2005 gross domestic product grew at an annualized 9.9% rate, followed by annualized growth rates of 10.2% for the first quarter of 2006 and 11.3% for the second quarter of 2006 — its fastest pace in more than a decade. During the reporting period, China’s economy surpassed that of the United Kingdom to become the fourth largest economy in the world. The People’s Bank of China responded to the strong economic growth by raising its key interest rate in an attempt to prevent the economy from overheating. The increase, which lifted the benchmark one-year lending rate from 5.58% to 5.85%, was the first since October 2004.

The slight appreciation of the Chinese currency, the yuan, during the reporting period, helped to relieve some inflationary pressure from the surging economy, although the Chinese authorities remained slow with changes to currency policies in order to maintain stability of the yuan. Since China abandoned the 10-year-old peg of the yuan to the U.S. dollar on July 21, 2005, the currency has appreciated only 1.5%.

The Fund’s ten largest holdings as of July 31, 2006 represented approximately 61% of the Fund’s net assets. Among the Fund’s ten largest holdings, performance was mostly positive for the reporting period. The Class H shares of China Life Insurance Co. Ltd. and Ping An Insurance (Group) Co. of China Ltd. both posted triple-digit gains for the reporting period. China Mobile Ltd. also performed well, as did China Merchants Holdings International Co. Ltd. China Telecom Corp. Ltd.’s Class H shares declined for the reporting period.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

Performance as of July 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.91%	24.45%	24.01%	10.62%	10.68%	10.79%	65.08%	65.52%	66.23%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/06
Sector	Percentage of Net Assets
Financial	29.12%
Consumer Non-Cyclical	16.29
Industrial	11.19
Consumer Cyclical	11.06
Communications	8.47
Energy	8.33
Basic Materials	7.04
Utilities	5.13
Technology	2.23
Diversified	0.77
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/06
Sector	Percentage of Net Assets
BP PLC (United Kingdom)	2.15%
HSBC Holdings PLC (United Kingdom)	1.74
GlaxoSmithKline PLC (United Kingdom)	1.38
Toyota Motor Corp. (Japan)	1.31
Total SA (France)	1.30
Royal Dutch Shell PLC Class A (United Kingdom)	1.19
Novartis AG (Switzerland)	1.14
Nestle SA (Switzerland)	1.12
Roche Holding AG Genusschein (Switzerland)	1.08
Mitsubishi UFJ Financial Group (Japan)	1.08

TOTAL	13.49%

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index has been developed by Morgan Stanley Capital International, Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2006 (the “reporting period”), the Fund returned 23.91%, while the Index returned 24.01%.

International markets overcame rising energy costs and geopolitical unrest to deliver solid gains for the reporting period. Economic growth began to improve in Europe, helping to relieve high unemployment rates. In France, consumer confidence rose as unemployment fell to its lowest level in four years, dipping to 9.0% in June. In July, Germany reported its highest consumer confidence level since 2001, and the unemployment rate fell to 10.6%, the lowest unemployment rate in two years, as export-driven growth stimulated investment and hiring. The United Kingdom (U.K.) also experienced positive economic conditions and a healthy housing market. The U.K. market also benefited from rising oil prices, since the energy sector represents more than 30% of the British stock market.

In Japan, the Bank of Japan witnessed change in its ten-year battle with deflation, as it raised its key interest rate from 0% to 0.25% — its first increase in nearly six years. An increase in consumer prices provided further evidence of a possible end to the long period of deflation.

The ten largest holdings of the Fund represented approximately 13% of the net assets of the Fund as of July 31, 2006. Among the Fund’s ten largest holdings as of July 31, 2006, performance was positive for the reporting period. Mitsubishi UFJ Financial Group (Japan) delivered the strongest gains for the period, followed by Toyota Motor Corp. (Japan). Pharmaceutical company Roche Holding AG Genusschein (Switzerland) was also a strong performer. Nestle SA (Switzerland) performed well, as did pharmaceutical company GlaxoSmithKline PLC (United Kingdom).

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of July 31, 2006

Cumulative Total Returns
Inception to 7/31/06
NAV	MARKET	INDEX
21.80%	22.23%	22.16%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and are calculated from the inception date of the Fund (8/1/05).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/06
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.80%
Financial	19.44
Industrial	14.05
Basic Materials	10.42
Consumer Cyclical	9.10
Energy	8.48
Communications	7.93
Technology	2.97
Utilities	1.49
Diversified	1.03
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/06
Sector	Percentage of Net Assets
BP PLC (United Kingdom)	4.38%
GlaxoSmithKline PLC (United Kingdom)	2.83
Novartis AG (Switzerland)	2.34
Roche Holding AG Genusschein (Switzerland)	2.21
Mitsubishi UFJ Financial Group (Japan)	2.18
Sanofi-Aventis (France)	1.77
Total SA (France)	1.70
AstraZeneca PLC (United Kingdom)	1.69
Mizuho Financial Group Inc. (Japan)	1.45
Nokia OYJ (Finland)	1.43

TOTAL	21.98%

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the growth style. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. From its inception on August 1, 2005 through July 31, 2006 (the “reporting period”), the Fund returned 21.80%, while the Index returned 22.16%.

International markets overcame rising energy costs and geopolitical unrest to deliver solid gains for the reporting period. Economic growth began to improve in Europe, helping to relieve high unemployment rates. In France, consumer confidence rose as unemployment fell to its lowest level in four years, dipping to 9.0% in June. In July, Germany reported its highest consumer confidence level since 2001, and the unemployment rate fell to 10.6%, the lowest unemployment rate in two years, as export-driven growth stimulated investment and hiring. The United Kingdom (U.K.) also experienced positive economic conditions and a healthy housing market. The U.K. market also benefited from rising oil prices, since the energy sector represents more than 30% of the British stock market.

In Japan, the Bank of Japan witnessed change in its ten-year battle with deflation, as it raised its key interest rate from 0% to 0.25% — its first increase in nearly six years. An increase in consumer prices provided further evidence of a possible end to the long period of deflation.

For the reporting period, growth stocks in the MSCI EAFE Index slightly lagged their value counterparts.

The ten largest holdings of the Fund represented approximately 22% of the net assets of the Fund as of July 31, 2006. Among the Fund’s ten largest holdings as of July 31, 2006, performance was positive for the reporting period. Mizuho Financial Group Inc. (Japan) and Mitsubishi UFJ Financial Group (Japan) both delivered solid gains for the reporting period. Pharmaceutical companies AstraZeneca PLC (United Kingdom) and Roche Holding AG Genusschein (Switzerland) both performed well, as did mobile phone giant Nokia OYJ (Finland). The most modest returns among the ten largest holdings came from pharmaceutical company Sanofi-Aventis (France), which still delivered double-digit gains.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of July 31, 2006

Cumulative Total Returns
Inception to 7/31/06
NAV	MARKET	INDEX
24.18%	24.91%	24.48%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and are calculated from the inception date of the Fund (8/1/05).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/06
Sector	Percentage of Net Assets
Financial	38.60%
Consumer Cyclical	12.58
Communications	9.08
Utilities	8.76
Consumer Non-Cyclical	8.24
Energy	8.06
Industrial	7.94
Basic Materials	4.22
Technology	1.57
Diversified	0.40
Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/06
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.56%
Toyota Motor Corp. (Japan)	2.67
Royal Dutch Shell PLC Class A (United Kingdom)	2.40
Nestle SA (Switzerland)	2.29
Vodafone Group PLC (United Kingdom)	1.98
Royal Bank of Scotland Group PLC (United Kingdom)	1.79
Royal Dutch Shell PLC Class B (United Kingdom)	1.76
Banco Santander Central Hispano SA (Spain)	1.59
BNP Paribas (France)	1.40
Eni SpA (Italy)	1.39

TOTAL	20.83%

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Value Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the value style. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. From its inception on August 1, 2005 through July 31, 2006 (the “reporting period”), the Fund returned 24.18%, while the Index returned 24.48%.

International markets overcame rising energy costs and geopolitical unrest to deliver solid gains for the reporting period. Economic growth began to improve in Europe, helping to relieve high unemployment rates. In France, consumer confidence rose as unemployment fell to its lowest level in four years, dipping to 9.0% in June. In July, Germany reported its highest consumer confidence level since 2001, and the unemployment rate fell to 10.6%, the lowest unemployment rate in two years, as export-driven growth stimulated investment and hiring. The United Kingdom (U.K.) also experienced positive economic conditions and a healthy housing market. The U.K. market also benefited from rising oil prices, since the energy sector represents more than 30% of the British stock market.

In Japan, the Bank of Japan witnessed a change in its ten-year battle with deflation, as it raised its key interest rate from 0% to 0.25% — its first increase in nearly six years. An increase in consumer prices provided further evidence of a possible end to the long period of deflation.

For the reporting period, value stocks in the MSCI EAFE Index slightly outperformed their growth counterparts.

The ten largest holdings of the Fund represented approximately 21% of the net assets of the Fund as of July 31, 2006. Among the Fund’s ten largest holdings as of July 31, 2006, performance was mostly positive for the reporting period. Toyota Motor Corp. (Japan) delivered the strongest gains for the period. Banks BNP Paribas (France) and Banco Santander Central Hispano SA (Spain) also performed well, as did Nestle SA (Switzerland). Royal Dutch Shell PLC’s Class A and B shares (United Kingdom) both posted gains, benefiting from high oil prices. Wireless telecommunications company Vodafone Group PLC (United Kingdom) was the lone decliner for the reporting period.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/06 to (7/31/06)
FTSE/Xinhua China 25
Actual	$1,000.00	$1,117.10	0.74%	$3.88
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.74	3.71
MSCI EAFE
Actual	1,000.00	1,047.30	0.35	1.78
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
MSCI EAFE Growth
Actual	1,000.00	1,032.10	0.40	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.81	0.40	2.01
MSCI EAFE Value
Actual	1,000.00	1,061.50	0.40	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.81	0.40	2.01

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.79%
BANKS – 19.37%
Bank of China Ltd.[1,2]	516,719,000	$228,064,492
Bank of Communications Co. Ltd. Class H2	179,596,000	113,009,418
BOC Hong Kong Holdings Ltd.	58,216,500	118,362,001
China Construction Bank Class H2	266,350,000	116,530,802

		575,966,713
CHEMICALS – 1.37%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	83,710,000	40,609,516

		40,609,516
COAL – 5.53%
China Shenhua Energy Co. Ltd. Class H	63,924,000	114,995,338
Yanzhou Coal Mining Co. Ltd. Class H2	70,344,000	49,513,487

		164,508,825
COMMERCIAL SERVICES – 3.79%
Cosco Pacific Ltd.	39,366,000	87,533,470
Jiangsu Expressway Co. Ltd. Class H	43,306,000	25,076,661

		112,610,131
ELECTRIC – 3.55%
Datang International Power Generation Co. Class H	55,524,000	35,009,503
Huaneng Power International Inc. Class H2	109,214,000	70,549,047

		105,558,550
HOLDING COMPANIES – DIVERSIFIED – 10.95%
China Merchants Holdings International Co. Ltd.	39,396,000	119,385,658
China Resources Enterprises Ltd.	41,564,000	91,565,151
Citic Pacific Ltd.	39,300,000	114,796,204

		325,747,013
INSURANCE – 12.79%
China Life Insurance Co. Ltd. Class H	124,804,000	210,382,165

Security	Shares or Principal	Value
PICC Property & Casualty Co. Ltd. Class H2	118,206,000	$44,871,507
Ping An Insurance (Group) Co. of China Ltd. Class H	37,394,500	125,109,474

		380,363,146
MINING – 1.89%
Aluminum Corporation of China Ltd. Class H2	84,074,000	56,148,504

		56,148,504
OIL & GAS – 19.09%
China Petroleum & Chemical Corp. Class H	212,074,000	118,982,485
CNOOC Ltd.	212,600,000	180,831,397
PetroChina Co. Ltd. Class H	236,158,000	267,724,238

		567,538,120
TELECOMMUNICATIONS – 21.46%
China Mobile Ltd.	48,953,500	315,280,383
China Netcom Group Corp. Ltd.	47,182,000	85,970,355
China Telecom Corp. Ltd. Class H	360,142,000	118,637,736
China Unicom Ltd.[2]	129,730,000	118,190,562

		638,079,036

TOTAL COMMON STOCKS (Cost: $2,511,500,311)		2,967,129,554
SHORT-TERM INVESTMENTS – 16.44%
CERTIFICATES OF DEPOSIT[3]– 0.34%
Credit Suisse First Boston NY
5.28%, 04/23/07	$415,872	415,872
Societe Generale
5.33%, 12/08/06	4,158,693	4,158,693
Washington Mutual Bank
5.28%, 08/07/06	2,079,347	2,079,347
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,326,954	3,326,954

		9,980,866
COMMERCIAL PAPER[3] – 2.43%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	1,213,423	1,193,733
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	4,158,693	4,158,693

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2006

Security	Principal	Value
ASAP Funding Ltd.
5.21%, 08/08/06[4]	$1,996,173	$1,994,150
Barton Capital Corp.
5.29%, 08/01/06[4]	3,975,253	3,975,253
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	2,110,162	2,109,854
CC USA Inc.
5.03%, 10/24/06[4]	831,739	821,977
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	3,067,951	3,009,230
Five Finance Inc.
5.19%, 12/01/06[4]	1,871,412	1,838,497
General Electric Capital Corp.
5.26%, 08/02/06	4,158,693	4,158,085
General Electric Capital Services Inc.
5.22%, 12/11/06	415,869	407,910
General Electric Co.
5.26%, 08/02/06	4,158,693	4,158,085
Giro Funding Corp.
5.32%, 08/09/06[4]	1,247,608	1,246,133
Govco Inc.
5.22%, 08/03/06[4]	4,158,693	4,157,487
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	1,413,956	1,397,823
Landale Funding LLC
5.30%, 08/15/06[4]	4,574,562	4,565,134
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	2,271,561	2,236,882
Lockhart Funding LLC
5.28%, 08/04/06[4]	1,081,260	1,080,784
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[4]	10,396,733	10,390,924
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	9,968,055	9,957,781
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	6,593,234	6,593,234
Tulip Funding Corp.
5.30%, 08/01/06[4]	2,079,347	2,079,347

Security	Shares or Principal	Value
White Pine Finance LLC
5.12%, 10/27/06[4]	$785,993	$776,268

		72,307,264
MEDIUM-TERM NOTES[3] – 0.58%
Bank of America N.A.
5.28%, 04/20/07	1,039,673	1,039,673
Cullinan Finance Corp.
5.71%, 06/28/07[4]	3,119,020	3,119,020
K2 USA LLC
5.39%, 06/04/07[4]	3,119.020	3,119,020
Marshall & Ilsley Bank
5.18%, 12/15/06	4,158,693	4,164,025
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	4,865,671	4,865,671
US Bank N.A.
2.85%, 11/15/06	831,739	827,293

		17,134,702
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	696,381	696,381

		696,381
REPURCHASE AGREEMENTS[3]– 4.30%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $8,318,624 (collateralized by non-U.S. Government debt securities, value $8,581,468, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$8,317,386	8,317,386
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $16,637,212 (collateralized by non-U.S. Government debt securities, value $16,996,305, 5.00% to 5.50%, 2/1/34 to 7/1/34).	16,634,772	16,634,772

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2006

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $6,238,971 (collateralized by non-U.S. Government debt securities, value $6,873,514, 0.20% to 6.43%, 9/25/20 to 6/23/46).	$6,238,040	$6,238,040
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $18,716,905 (collateralized by non-U.S. Government debt securities, value $19,683,221, 4.92% to 5.93%, 10/25/33 to 10/25/35).	18,714,119	18,714,119
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,495,594 (collateralized by non-U.S. Government debt securities, value $2,816,681, 0.00% to 10.00%, 9/10/34 to 5/9/36).	2,495,216	2,495,216
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $8,318,623 (collateralized by non-U.S. Government debt securities, value $8,498,153, 3.00% to 8.57%, 10/15/06 to 2/15/38).	8,317,386	8,317,386
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $4,159,302 (collateralized by U.S. Government obligations, value $4,249,076, 4.81% to 5.82%, 1/1/33 to 7/1/36).	4,158,693	4,158,693
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,159,312 (collateralized by non-U.S. Government debt securities, value $4,374,049, 5.97% to 9.01%, 10/27/10 to 3/25/37).	4,158,693	4,158,693
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,535,425 (collateralized by non-U.S. Government debt securities, value $3,717,942, 0.00% to 10.00%, 8/1/06 to 7/31/36).	3,534,889	3,534,889
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $12,477,937 (collateralized by non-U.S. Government debt securities, value $13,039,215, 0.66% to 9.61%, 2/22/11 to 7/25/46).	12,476,079	12,476,079
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $5,199,136 (collateralized by non-U.S. Government debt securities, value $5,372,865, 0.00% to 10.13%, 10/15/06 to 10/1/25).	5,198,366	5,198,366
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $20,796,509 (collateralized by U.S. Government obligations, value $21,344,197, 4.48% to 6.50%, 6/1/20 to 7/1/36).	20,793,465	20,793,465

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,159,312 (collateralized by non-U.S. Government debt securities, value $4,462,306, 3.22% to 7.30%, 5/15/07 to 10/25/45).	$4,158,693	$4,158,693
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,455,764 (collateralized by non-U.S. Government debt securities, value $1,501,626, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,455,543	1,455,543
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,048,317 (collateralized by non-U.S. Government debt securities, value $3,082,663, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	2,911,085	2,911,085
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $8,318,629 (collateralized by non-U.S. Government debt securities, value $8,735,982, 0.00% to 6.16%, 10/10/06 to 5/15/44).	8,317,386	8,317,386

		127,879,811
TIME DEPOSITS[3] – 0.83%
Deutsche Bank AG
5.31%, 08/01/06	1,663,103	1,663,103
Rabobank Nederland NV
5.29%, 08/01/06	10,396,733	10,396,733
Societe Generale
5.29%, 08/01/06	6,238,040	6,238,040
Wells Fargo Bank N.A.
5.30%, 08/01/06	6,238,040	6,238,040

		24,535,916
VARIABLE & FLOATING RATE NOTES[3] – 7.94%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	10,646,254	10,647,662
American Express Bank
5.37%, 02/28/07	4,158,693	4,158,676
American Express Centurion Bank
5.46%, 07/19/07	4,574,562	4,579,624
American Express Credit Corp.
5.43%, 07/05/07	1,247,608	1,248,371
ASIF Global Financing
5.17%, 05/03/07[4]	415,869	416,046
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	2,703,150	2,703,150
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	6,030,105	6,030,375
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	10,604,667	10,605,265
BMW US Capital LLC
5.37%, 07/13/07[4]	4,158,693	4,158,693
BNP Paribas
5.14%, 05/18/07[4]	7,693,582	7,693,582
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	3,035,846	3,035,845
CC USA Inc.
5.48%, 07/30/07[4]	2,079,347	2,079,645
Commodore CDO Ltd.
5.38%, 06/12/07[4]	1,039,673	1,039,673
Credit Agricole SA
5.48%, 07/23/07	4,158,693	4,158,693
Credit Suisse First Boston NY
5.51%, 04/24/07	2,079,347	2,079,454
Cullinan Finance Corp.
5.36%, 04/25/07	1,039,673	1,039,673
DEPFA Bank PLC
5.37%, 06/15/07	4,158,693	4,158,693
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	4,782,497	4,782,840
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	4,158,693	4,158,693

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2006

Security	Principal	Value
Fifth Third Bancorp
5.38%, 06/22/07[4]	$8,317,386	$8,317,386
First Tennessee Bank N.A.
5.21%, 08/25/06	1,247,608	1,247,615
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	4,158,693	4,158,354
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	4,366,628	4,367,751
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	6,238,040	6,239,111
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	4,158,693	4,158,693
JP Morgan Chase & Co.
5.32%, 08/02/07	3,119,020	3,119,020
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	3,119,020	3,118,869
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	4,340,900	4,340,901
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	5,198,366	5,196,933
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	4,574,562	4,574,201
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	1,832,435	1,832,435
Marshall & Ilsley Bank
5.35%, 07/13/07	2,287,281	2,287,281
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	6,238,040	6,238,040
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	415,869	415,869
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	523,995	524,073
Mound Financing PLC
5.32%, 05/08/07[4]	3,909,171	3,909,171
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	4,158,693	4,158,473
National City Bank of Indiana
5.17%, 05/21/07	2,079,347	2,079,487
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	13,723,687	13,727,187
Newcastle Ltd.
5.42%, 04/24/07[4]	1,465,939	1,465,623
Northern Rock PLC
5.39%, 08/03/07[4]	4,990,432	4,990,560
Principal Life Global Funding I
5.81%, 02/08/07	1,871,412	1,875,994
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	3,119,020	3,118,868
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	4,158,693	4,158,693
Strips III LLC
5.45%, 07/24/07[4]	1,039,673	1,039,673
SunTrust Bank
5.32%, 05/01/07	4,158,693	4,158,885
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	10,147,211	10,146,215
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	5,822,170	5,822,170
US Bank N.A.
5.33%, 09/29/06	1,871,412	1,871,333
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	6,328,136	6,328,136
Wachovia Bank N.A.
5.36%, 05/22/07	8,317,386	8,317,386
Wells Fargo & Co.
5.38%, 08/15/07[4]	2,079,347	2,079,478
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	3,119,020	3,118,995

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2006

Security	Principal	Value
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	$13,515,752	$13,512,919
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	1,404,557	1,404,557

		236,194,988

TOTAL SHORT-TERM INVESTMENTS (Cost: $488,729,928)		488,729,928

TOTAL INVESTMENTS IN SECURITIES – 116.23% (Cost: $3,000,230,239)		3,455,859,482
Other Assets, Less Liabilities – (16.23)%		(482,447,612)

NET ASSETS – 100.00%		$2,973,411,870

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.35%
AUSTRALIA – 5.43%
Alumina Ltd.	4,117,296	$20,097,884
Amcor Ltd.	2,551,176	13,235,121
AMP Ltd.	4,882,872	33,713,121
Aristocrat Leisure Ltd.	1,018,536	9,412,880
Australia & New Zealand Banking Group Ltd.	4,888,873	94,595,170
Australian Gas & Light Co. Ltd.	1,258,104	18,336,899
Australian Stock Exchange Ltd.	583,296	14,625,176
BHP Billiton Ltd.	9,274,952	197,372,379
BHP Steel	2,313,853	12,145,773
Boral Ltd.	2,165,784	12,497,091
Brambles Industries Ltd.[1]	2,641,200	21,980,114
Caltex Australia Ltd.	626,448	11,708,349
Coca-Cola Amatil Ltd.	2,152,392	11,298,239
Coles Myer Ltd.	3,271,368	28,502,877
Commonwealth Bank of Australia	3,329,400	114,299,101
Commonwealth Property Office Fund	29,040,552	30,598,941
Computershare Ltd.	1,703,760	10,261,947
CSL Ltd.	519,312	20,991,798
CSR Ltd.	4,222,200	10,968,249
DB RREEF Trust	12,549,048	14,905,320
Foster’s Group Ltd.	6,478,752	26,709,912
Futuris Corp. Ltd.	4,113,021	6,303,616
GPT Group	5,823,288	20,169,983
Harvey Normand Holdings Ltd.	2,839,104	7,462,326
Insurance Australia Group Ltd.	5,015,304	19,984,783
Investa Property Group	9,297,768	16,315,974
James Hardie Industries NV	1,653,225	8,868,064
John Fairfax Holdings Ltd.	3,206,640	9,828,993
Lend Lease Corp. Ltd.	1,214,208	13,258,878
Macquarie Airports	2,432,136	5,740,337
Macquarie Bank Ltd.	630,486	29,882,297
Macquarie Infrastructure Group	7,182,479	14,970,700
Macquarie Infrastructure Group New[2,3]	2,384,506	1,918,609
Mayne Pharma Ltd.[2]	3,452,904	7,276,391
Mirvac Group	4,712,496	15,419,763
Multiplex Group	2,133,792	5,837,396
National Australia Bank Ltd.	4,043,640	111,241,224
Newcrest Mining Ltd.	1,045,320	15,347,710
Orica Ltd.	828,507	14,869,005
Origin Energy Ltd.	3,923,112	22,697,419
Qantas Airways Ltd.	3,483,408	8,141,473
QBE Insurance Group Ltd.	2,042,719	34,515,649
Rinker Group Ltd.	2,782,560	28,082,071
Rio Tinto Ltd.	787,896	44,895,943
Santos Ltd.	2,534,064	22,331,312
Stockland Trust Group	4,103,904	21,510,580
Suncorp-Metway Ltd.	1,788,576	26,520,835
Symbion Health Ltd.	3,784,471	8,903,123
TABCORP Holdings Ltd.	1,779,752	20,934,698
Telstra Corp. Ltd.	5,428,968	15,892,033
Toll Holdings Ltd.	1,719,116	18,798,707
Transurban Group[1]	2,355,504	12,779,561
Wesfarmers Ltd.	917,352	24,885,026
Westfield Group	3,920,153	55,273,844
Westpac Banking Corp.	4,949,088	83,434,695
Woodside Petroleum Ltd.	1,417,320	46,473,890
Woolworths Ltd.	2,944,008	42,954,113

		1,591,977,362
AUSTRIA – 0.51%
Erste Bank der Oesterreichischen Sparkassen AG	709,776	40,905,054
Oesterreichische Elektrizitaetswirtschafts AG Class A	434,496	20,998,236
OMV AG	188,232	11,534,993
Raiffeisen International Bank Holding AG	160,704	13,789,741
RHI AG2	209,005	6,881,421
Telekom Austria AG	1,351,104	30,501,299
Wiener Staedtische Allgemeine Versicherung AG	213,528	12,425,715
Wienerberger AG	270,816	12,825,284

		149,861,743
BELGIUM – 1.26%
AGFA Gevaert NV	326,713	7,571,536
Bekaert NV	94,102	8,628,342
Cofinimmo[1]	125,067	21,833,862
Colruyt NV	72,984	11,884,477
Delhaize-Le Lion SA	207,309	15,066,543

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Dexia Group	1,384,683	$33,874,602
Euronav NV	130,200	4,313,377
Fortis	2,968,949	105,405,091
Groupe Bruxelles Lambert SA1	206,279	21,717,543
InBev NV	445,943	23,389,606
KBC Groupe SA	453,096	49,322,035
Mobistar SA	126,480	10,475,344
Omega Pharma SA	98,666	5,980,849
Solvay SA1	183,582	21,764,442
UCB SA	283,948	16,534,498
Umicore Mines SA	92,256	11,661,404

		369,423,551
DENMARK – 0.70%
AP Moller – Maersk A/S	2,976	22,445,396
Carlsberg A/S Class B	154,008	11,352,103
Coloplast A/S Class B	171,120	12,906,103
D/S Torm A/S	111,600	5,363,228
Danisco A/S	178,560	13,161,858
Danske Bank A/S	1,162,128	44,520,266
GN Store Nord A/S1	695,640	9,874,575
Novo Nordisk A/S Class B	657,696	40,493,328
Novozymes A/S Class B	217,992	14,465,320
Topdanmark A/S2	114,576	16,009,268
Vestas Wind Systems A/S2	524,520	14,128,575

		204,720,020
FINLAND – 1.46%
Cargotec Corp. Class B	169,349	6,917,833
Elisa OYJ Class A	537,168	10,666,488
Fortum OYJ	1,243,224	33,666,385
Kone OYJ	360,096	16,120,541
Metso Corp.	447,888	16,135,485
Neste Oil OYJ	468,720	16,150,240
Nokia OYJ	10,909,272	216,206,602
Nokian Renkaat OYJ[1]	510,384	7,047,353
Rautaruukki OYJ	340,752	9,675,427
Sampo OYJ Class A	1,189,656	22,423,511
Stora Enso OYJ Class R	1,517,016	22,398,825
TietoEnator OYJ[1]	282,701	6,731,947
UPM-Kymmene OYJ	1,307,952	28,976,321
YIT OYJ	682,992	14,991,524

		428,108,482
FRANCE – 9.38%
Accor SA	627,870	37,002,016
Air France-KLM	402,698	9,933,746
Alcatel SA2	3,693,960	41,625,036
Alstom[2]	293,136	25,419,110
AXA	4,191,652	144,427,771
BIC SA	116,554	6,986,336
BNP Paribas	2,161,934	210,232,148
Bouygues SA	543,663	27,120,467
Cap Gemini SA	345,960	18,569,358
Carrefour SA	1,465,776	91,301,548
Compagnie de Saint-Gobain SA	780,457	55,675,293
Compagnie Generale des Etablissements Michelin Class B	397,296	24,113,362
Credit Agricole SA	1,586,894	63,730,362
Dassault Systemes SA	149,544	7,730,952
Essilor International SA	275,093	27,487,992
European Aeronautic Defence and Space Co.	809,472	23,294,323
France Telecom SA	4,475,160	93,659,997
Gaz de France[1]	436,350	15,508,218
Groupe Danone	604,986	79,907,473
Lafarge SA	436,369	52,735,807
Lagardere S.C.A.	359,561	25,191,072
L’Air Liquide SA	301,089	60,709,087
L’Oreal SA1	783,477	78,436,991
LVMH Moet Hennessy Louis Vuitton SA	599,853	60,206,764
Neopost SA	134,996	14,686,456
PagesJaunes SA	459,615	12,921,425
Pernod-Ricard SA	198,831	41,359,323
PPR SA	179,393	23,946,326
PSA Peugeot Citroen	460,644	24,154,791
Publicis Groupe	387,624	14,513,511
Renault SA	469,990	51,310,986
Safran SA	498,291	9,684,667
Sanofi-Aventis	2,700,730	256,594,649
Schneider Electric SA	628,993	64,616,498
SCOR	2,572,008	6,039,373
Societe Generale Class A	863,784	128,750,737
Societe Television Francaise	350,875	11,171,840
Sodexho Alliance SA	353,434	17,919,613

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Suez SA	2,571,264	$106,511,600
Technip-Coflexip SA	295,368	15,846,300
Thales/Ex Thomson CSF[1]	266,920	10,607,217
Thomson SA1	821,376	13,783,817
Total SA	5,595,255	380,225,484
Union du Credit Bail Immobilier	172,644	32,012,444
Valeo SA	252,960	9,235,734
Vallourec SA	94,776	20,585,416
Veolia Environment	837,420	45,439,999
Vinci SA	494,234	50,173,515
Vivendi Universal SA	2,976,000	100,680,272
Zodiac SA	119,784	6,857,405

		2,750,634,627
GERMANY – 6.41%
Adidas-Salomon AG	566,184	26,387,004
Allianz AG	1,042,344	163,586,434
Altana AG	232,872	13,346,336
BASF AG	1,352,592	108,762,209
Bayer AG	1,822,056	89,683,610
Celesio AG	272,526	12,728,896
Commerzbank AG	1,636,800	57,316,736
Continental AG	352,136	35,950,269
DaimlerChrysler AG Registered	2,378,568	122,660,900
Deutsche Bank AG	1,307,952	150,640,151
Deutsche Boerse AG	302,064	42,845,988
Deutsche Lufthansa AG	784,176	14,640,624
Deutsche Post AG	1,893,480	46,829,144
Deutsche Telekom AG	2,646,421	40,864,485
Douglas Holding AG	268,869	12,118,899
E.ON AG	1,601,088	192,839,901
Fresenius Medical Care AG & Co. KGaA	201,379	24,105,644
Hochtief AG	218,736	11,550,811
Hypo Real Estate Holding AG	401,016	22,281,881
Infineon Technologies AG2	2,275,896	24,280,656
Linde AG	318,629	26,897,807
MAN AG	406,224	29,336,412
Merck KGaA	163,260	14,879,946
Metro AG	446,400	25,435,916
Muenchener Rueckversicherungs-Gesellschaft AG	515,592	70,949,200
Puma AG	48,360	17,521,396
RWE AG	1,121,208	98,398,151
SAP AG	576,600	105,422,090
Siemens AG	2,121,144	170,832,327
SolarWorld AG1	132,120	7,214,605
ThyssenKrupp AG	1,027,808	35,938,859
TUI AG1	1,053,504	21,188,203
Volkswagen AG	543,374	40,738,820

		1,878,174,310
GREECE – 0.42%
Hellenic Telecommunications Organization SA ADR[2]	3,940,284	44,564,612
National Bank of Greece SA ADR	10,051,442	77,295,589

		121,860,201
HONG KONG – 1.65%
Bank of East Asia Ltd.	5,059,200	20,897,580
BOC Hong Kong Holdings Ltd.	10,044,000	20,420,807
Cheung Kong (Holdings) Ltd.	4,464,000	48,366,582
CLP Holdings Ltd.	4,092,000	24,274,242
Esprit Holdings Ltd.	2,604,000	19,803,301
Foxconn International Holdings Ltd.[2]	5,776,000	13,423,138
Hang Lung Properties Ltd.	7,440,000	14,686,132
Hang Seng Bank Ltd.	2,083,200	26,618,853
Henderson Land Development Co. Ltd.	2,976,000	16,313,669
Hong Kong & China Gas Co. Ltd.	9,672,200	21,880,299
Hong Kong Exchanges & Clearing Ltd.	4,464,000	29,008,461
Hongkong Electric Holdings Ltd.	3,720,000	17,711,436
Hutchison Telecommunications International Ltd.[2]	4,464,000	7,754,737
Hutchison Whampoa Ltd.	5,208,000	47,514,518
Johnson Electric Holdings Ltd.	3,509,500	2,461,223
Li & Fung Ltd.	6,154,200	12,892,440
Link REIT (The)[2]	5,952,000	12,499,487
Melco International Development Ltd.	1,488,000	3,274,222
MTR Corp. Ltd.	4,464,000	11,419,568
New World Development Co. Ltd.	8,385,599	14,351,419
PCCW Ltd.	11,221,800	7,061,232

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Sun Hung Kai Properties Ltd.	3,720,000	$39,108,766
Swire Pacific Ltd. Class A	2,976,000	30,904,063
Techtronic Industries Co.	4,464,000	6,008,485
Wharf Holdings Ltd.	4,464,000	16,572,160

		485,226,820
IRELAND – 0.90%
Allied Irish Banks PLC	2,440,320	58,952,078
Bank of Ireland	2,840,592	50,025,296
CRH PLC	1,504,368	48,378,941
DCC PLC	413,664	9,924,470
DEPFA Bank PLC	1,069,148	17,996,347
Elan Corp. PLC[2]	1,123,440	16,802,706
Grafton Group PLC[2]	1,280,424	16,291,111
Independent News & Media PLC	2,885,976	8,544,417
Irish Life & Permanent PLC	1,042,344	24,009,881
Kerry Group PLC Class A	601,152	12,121,130
Ryanair Holdings PLC[2]	88,752	882,302

		263,928,679
ITALY – 3.79%
Alleanza Assicurazioni SpA[1]	1,378,968	16,207,482
Arnoldo Mondadori Editore SpA	672,352	6,542,418
Assicurazioni Generali SpA	2,361,777	84,361,348
Autogrill SpA[1]	746,381	11,687,103
Autostrade SpA	711,293	19,824,530
Banca Intesa SpA	9,849,072	56,905,664
Banca Monte dei Paschi di Siena SpA[1]	3,562,272	21,400,264
Banca Popolare di Milano Scrl	1,369,704	17,173,587
Banche Popolari Unite Scrl	1,041,600	27,993,749
Banco Popolare di Verona e Novara Scrl[1]	1,148,736	32,690,896
Bulgari SpA[1]	573,942	6,943,494
Capitalia SpA	4,828,169	40,480,844
Enel SpA	10,899,980	96,118,165
Eni SpA	6,872,104	210,563,751
Fiat SpA[1,2]	1,545,288	21,830,254
Finmeccanica SpA	921,952	19,860,148
Gruppo Editoriale L’Espresso SpA[1]	663,943	3,524,730
Italcementi SpA[1]	363,905	9,037,173
Luxottica Group SpA	383,160	10,576,413
Mediaset SpA	2,406,789	27,274,243
Mediobanca SpA	1,324,609	26,894,261
Mediolanum SpA[1]	893,235	6,189,667
Pirelli & Co. SpA	8,086,234	6,779,746
Sanpaolo IMI SpA[1]	2,873,514	51,118,466
Snam Rete Gas SpA	2,807,112	12,976,867
Telecom Italia SpA	28,260,840	75,916,974
Telecom Italia SpA RNC	16,002,696	38,576,857
UniCredito Italiano SpA German	19,777,752	152,067,254

		1,111,516,348
JAPAN – 24.00%
Access Co. Ltd.[2]	744	4,297,496
Acom Co. Ltd.	200,880	9,128,116
Aderans Co. Ltd.	223,200	6,299,961
Advantest Corp.	223,200	21,650,020
AEON Co. Ltd.	1,760,400	41,150,610
AEON Credit Service Co. Ltd.	226,290	4,765,665
Aisin Seiki Co. Ltd.	595,200	17,320,016
Ajinomoto Co. Inc.	1,488,000	16,773,889
All Nippon Airways Co. Ltd.[1]	1,488,000	5,734,329
Alps Electric Co. Ltd.	744,000	9,225,639
Amada Co. Ltd.	1,488,000	15,824,669
Asahi Breweries Ltd.	1,218,900	17,830,547
Asahi Glass Co. Ltd.	2,635,000	33,825,447
Asahi Kasei Corp.	2,976,000	18,542,299
Astellas Pharma Inc.	1,339,290	53,367,959
Bank of Fukuoka Ltd.	2,232,000	16,656,862
Bank of Yokohama Ltd.	2,976,000	23,899,542
Benesse Corp.	148,800	5,279,224
Bridgestone Corp.	1,488,000	27,111,286
Canon Inc.	2,789,400	134,308,507
Casio Computer Co. Ltd.	892,800	17,671,097
Central Japan Railway Co.	3,192	35,424,826
Chiba Bank Ltd. (The)	2,232,000	21,884,074
Chiyoda Corp.	462,000	8,881,898
Chubu Electric Power Co. Inc.	1,488,000	36,148,381
Chugai Pharmaceutical Co. Ltd.	744,000	15,376,065
Citizen Watch Co. Ltd.	892,800	7,661,376
Coca Cola West Japan Co. Ltd.	280,800	5,238,852
Credit Saison Co. Ltd.	372,000	16,156,246
CSK Corp.	159,200	6,552,471
Dai Nippon Printing Co. Ltd.	1,488,000	23,483,445

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Daicel Chemical Industries Ltd.	744,000	$5,493,774
Daido Steel Co. Ltd.	1,488,000	11,299,620
Daiichi Sanyko Co. Ltd.	1,785,695	49,154,011
Daikin Industries Ltd.	744,000	24,055,578
Daimaru Inc. (The)	744,000	8,920,068
Dainippon Ink & Chemical Inc.	2,232,000	7,762,800
Dainippon Screen Manufacturing Co. Ltd.	744,000	5,799,345
Daito Trust Construction Co. Ltd.	297,600	16,201,756
Daiwa House Industry Co. Ltd.	1,488,000	24,289,632
Daiwa Securities Group Inc.	3,720,000	41,642,155
Denso Corp.	1,488,000	51,101,848
DENTSU Inc.	4,464	13,146,048
Dowa Mining Co. Ltd.	744,000	6,709,556
E*Trade Securities Co. Ltd.	3,720	4,973,653
East Japan Railway Co.	8,928	66,549,430
Ebara Corp.	1,488,000	6,241,447
Eisai Co. Ltd.	669,600	30,953,677
Electric Power Development Co.	446,400	16,695,871
Elpida Memory Inc.[2]	297,600	11,936,768
FamilyMart Co. Ltd.	223,200	6,748,565
Fanuc Ltd.	520,800	43,508,087
Fast Retailing Co. Ltd.	148,800	12,131,813
Fuji Electric Holdings Co. Ltd.	1,488,000	7,372,709
Fuji Photo Film Co. Ltd.	1,339,200	45,172,473
Fuji Television Network Inc.	983	2,053,017
Fujikura Ltd.	1,488,000	18,581,308
Fujitsu Ltd.	5,208,000	40,458,881
Furukawa Electric Co. Ltd.	1,488,000	9,635,234
Goodwill Group Inc. (The)[1]	4,464	2,734,534
Gunma Bank Ltd.	1,488,000	11,572,683
Haseko Corp.[1,2]	2,185,500	7,448,289
Heavy Industries Co. Ltd.	3,720,000	10,499,935
Hino Motors Ltd.	744,000	4,212,977
Hirose Electric Co. Ltd.	74,400	9,609,228
Hitachi Cable Ltd.	744,000	3,543,322
Hitachi Ltd.	8,186,000	52,505,999
Honda Motor Co. Ltd.	3,976,000	131,334,644
Hoya Corp.	1,099,000	38,510,857
Ibiden Co. Ltd.	463,800	22,453,375
INPEX Holdings Inc.[2]	2,492	23,518,679
Isetan Co. Ltd.	818,400	12,880,136
Ito En Ltd.	148,800	5,383,248
Itochu Corp.	3,720,000	33,580,286
Itochu Techno-Science Corp.	74,400	3,341,775
JAFCO Co. Ltd.	74,400	3,998,427
Japan Airlines System Corp.[1,2]	1,488,000	2,743,636
Japan Steel Works Ltd. (The)	1,343,000	8,297,295
Japan Tobacco Inc.	11,160	42,812,426
JFE Holdings Inc.	1,488,875	59,588,827
JGC Corp.	744,000	12,352,864
Joyo Bank Ltd.	2,232,000	13,672,670
JS Group Corp.	744,480	15,320,928
JSR Corp.	475,300	11,214,314
Kajima Corp.	2,232,000	9,401,180
Kamigumi Co. Ltd.	744,000	5,448,263
Kaneka Corp.	744,000	6,664,045
Kansai Electric Power Co. Inc.	1,934,400	44,626,347
Kao Corp.	1,488,000	38,748,984
Kawasaki Heavy Industries Ltd.	3,720,000	11,312,623
Kawasaki Kisen Kaisha Ltd.[1]	2,232,000	12,970,508
KDDI Corp.	6,581	42,786,420
Keihin Electric Express Railway Co. Ltd.[1]	744,000	5,253,218
Keio Corp.	1,488,000	9,323,161
Keyence Corp.	81,181	18,565,184
Kikkoman Corp.	744,000	9,576,720
Kinden Corp.	744,000	5,766,838
Kintetsu Corp.	4,464,000	14,043,256
Kirin Brewery Co. Ltd.	2,232,000	33,157,688
Kobe Steel Ltd.	7,440,000	22,495,216
Kokuhoku Financial Group Inc.	2,976,000	11,260,611
Komatsu Ltd.	2,232,000	44,957,924
Konami Co. Ltd.	297,600	7,255,682
Konica Minolta Holdings Inc.[2]	1,488,000	18,997,405
Kubota Corp.	2,976,000	27,410,356
Kuraray Co. Ltd.	1,116,000	12,326,858
Kyocera Corp.	446,400	36,629,493
Kyowa Hakko Kogyo Co. Ltd.	1,488,000	10,818,508
Kyushu Electric Power Co. Inc.	1,041,600	24,348,145
Lawson Inc.	223,200	7,626,268
Leopalace21 Corp.	372,000	13,035,522
Marubeni Corp.	3,720,000	19,797,090
Marui Co. Ltd.	818,400	11,664,354

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Matsushita Electric Industrial Co. Ltd.	5,208,868	$108,560,757
Meiji Dairies Corp.	1,488,000	9,193,132
Meiji Seika Kaisha Ltd.	1,488,000	7,450,728
Meitec Corp.[1]	148,800	4,863,128
Millea Holdings Inc.	3,720	72,166,732
Minebea Co. Ltd.	1,488,000	7,580,758
Mitsubishi Chemical Holdings Corp.	2,879,500	18,142,347
Mitsubishi Corp.	3,273,600	67,225,586
Mitsubishi Electric Corp.	5,576,000	43,853,716
Mitsubishi Estate Co. Ltd.	2,976,000	61,764,321
Mitsubishi Gas Chemical Co. Inc.	858,000	8,644,855
Mitsubishi Heavy Industries Ltd.	8,184,000	33,541,277
Mitsubishi Materials Corp.[1]	3,720,000	14,790,930
Mitsubishi Rayon Co.	1,488,000	11,312,623
Mitsubishi UFJ Financial Group	22,320	315,973,260
Mitsui & Co. Ltd.	3,720,000	56,790,667
Mitsui Chemicals Inc.	1,488,000	9,362,171
Mitsui Engineering & Shipbuilding Co. Ltd.	2,232,000	6,143,925
Mitsui Fudosan Co. Ltd.	2,232,000	47,493,512
Mitsui Mining & Smelting Co.	2,232,000	12,716,949
Mitsui O.S.K. Lines Ltd.	3,609,000	23,842,391
Mitsui Sumitomo Insurance Co. Ltd.	2,976,160	35,110,027
Mitsui Trust Holdings Inc.	1,488,000	16,383,798
Mitsukoshi Ltd.[1]	1,488,000	6,917,604
Mizuho Financial Group Inc.	24,552	206,611,404
Murata Manufacturing Co. Ltd.	595,200	39,425,141
Namco Bandai Holdings Inc.	604,300	8,692,077
NEC Corp.	5,208,000	28,853,690
NEC Electronics Corp.[1,2]	148,800	4,551,055
Net One Systems Co. Ltd.	2,232	3,452,300
NGK Insulators Ltd.	744,000	9,563,718
NGK Spark Plug Co. Ltd.	744,000	15,571,110
Nichirei Corp.	1,488,000	8,347,936
Nidec Corp.	275,100	19,568,436
Nikko Cordial Corp.	2,137,000	25,527,846
Nikon Corp.	744,000	13,198,060
Nintendo Co. Ltd.	287,700	53,826,688
Nippon Electric Glass Co. Ltd.	744,000	16,643,859
Nippon Express Co. Ltd.	2,232,000	11,371,137
Nippon Meat Packers Inc.	744,000	8,770,533
Nippon Mining Holdings Inc.	2,435,000	20,640,101
Nippon Oil Corp.	3,720,000	29,191,768
Nippon Paper Group Inc.	2,232	8,913,566
Nippon Sheet Glass Co. Ltd.[1]	1,488,000	7,177,664
Nippon Steel Corp.	16,368,000	63,792,791
Nippon Telegraph & Telephone Corp.	13,134	68,748,774
Nippon Yusen Kabushiki Kaisha	3,720,000	23,990,562
Nishimatsu Construction Co. Ltd.[1]	1,488,000	5,318,233
Nishi-Nippon City Bank Ltd. (The)	1,488,000	6,592,529
Nissan Motor Co. Ltd.	5,723,700	61,821,062
Nisshin Seifun Group Inc.	801,200	9,080,757
Nisshin Steel Co. Ltd.	2,976,000	8,946,074
Nissin Food Products Co. Ltd.	223,200	8,191,899
Nitto Denko Corp.	446,600	32,509,093
NOK Corp.	297,600	7,788,806
Nomura Holdings Inc.	4,464,000	79,383,406
NSK Ltd.	1,488,000	11,429,650
NTN Corp.	1,488,000	11,234,605
NTT Data Corp.	2,976	13,549,141
NTT DoCoMo Inc.[2]	45,241	66,022,170
Obayashi Corp.	2,232,000	14,452,851
Oji Paper Co. Ltd.	2,232,000	12,970,508
Okumura Corp.	744,000	3,881,400
Olympus Corp.	744,000	21,454,974
Omron Corp.	624,100	15,734,072
Oracle Corp. Japan	74,400	3,289,763
Oriental Land Co. Ltd.	148,800	8,191,899
ORIX Corp.	223,200	58,611,089
Osaka Gas Co. Ltd.	5,208,000	17,612,583
Pioneer Corp.[1]	520,800	8,537,780
Promise Co. Ltd.	260,400	11,696,212
Resona Holdings Inc.	11,904	37,344,658
Ricoh Corp. Ltd.	1,488,000	30,036,964
Rohm Co. Ltd.	223,200	19,016,909
Ryohin Keikaku Co. Ltd.	74,400	5,643,308
Sankyo Co. Ltd. Gunma	148,800	8,178,896
Sanyo Electric Co. Ltd.[1]	3,720,000	7,509,241
Sapporo Breweries Ltd.[1]	1,488,000	7,489,737
SBI Holdings Inc.	20,088	7,899,331

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Secom Co. Ltd.	744,000	$36,343,426
Sega Sammy Holdings Inc.	519,538	17,252,103
Seiko Epson Corp.[1]	372,000	10,434,919
Seino Holdings Co. Ltd.	744,000	7,710,788
Sekisui Chemical Co. Ltd.	1,488,000	12,885,988
Sekisui House Ltd.	1,488,000	21,116,896
Seven & I Holdings Co. Ltd.	2,140,480	74,819,068
77 Bank Ltd. (The)	1,488,000	10,818,508
Sharp Corp.	2,976,000	50,373,679
Shimano Inc.	223,200	6,729,060
Shimizu Corp.	1,488,000	7,957,845
Shin-Etsu Chemical Co. Ltd.	967,200	56,121,012
Shinsei Bank Ltd.	2,976,000	18,594,311
Shionogi & Co. Ltd.	744,000	14,140,779
Shiseido Co. Ltd.	744,000	14,888,452
Shizuoka Bank Ltd.	1,488,000	16,968,934
Showa Denko K.K.	2,976,000	12,170,822
Showa Shell Sekiyu K.K.	818,400	10,248,326
SMC Corp.	148,800	19,075,423
SoftBank Corp.[1]	1,934,400	35,582,750
Sompo Japan Insurance Inc.	2,232,000	30,212,505
Sony Corp.	2,604,000	120,147,857
Stanley Electric Co. Ltd.	475,300	10,113,650
Sumitomo Chemical Co. Ltd.	4,464,000	35,342,194
Sumitomo Corp.	2,976,000	42,233,792
Sumitomo Electric Industries Ltd.	2,008,800	26,383,767
Sumitomo Heavy Industries Ltd.	1,488,000	12,951,003
Sumitomo Metal Industries Ltd.	11,160,000	44,665,356
Sumitomo Metal Mining Co. Ltd.	1,488,000	21,025,875
Sumitomo Mitsui Financial Group Inc.	15,624	166,568,620
Sumitomo Osaka Cement Co. Ltd.	2,232,000	6,690,051
Sumitomo Realty & Development Co. Ltd.	1,137,000	28,316,948
Sumitomo Trust & Banking Co. Ltd. (The)	3,720,000	39,561,672
Suruga Bank Ltd. (The)	744,000	10,304,890
Suzuken Co. Ltd.	223,240	8,778,608
T&D Holdings Inc.	558,000	44,421,549
Taiheiyo Cement Corp.	2,232,000	8,406,449
Taisei Corp.	2,976,000	9,986,315
Taisho Pharmaceutical Co. Ltd.	744,000	14,660,899
Taiyo Nippon Sanso Corp.	744,000	5,864,360
Takara Holdings Inc.[1]	744,000	4,173,968
Takashimaya Co. Ltd.	1,488,000	17,957,163
Takeda Pharmaceutical Co. Ltd.	2,157,600	139,522,349
Takefuji Corp.	305,040	14,980,773
TDK Corp.	297,600	23,301,403
Teijin Ltd.	2,232,000	12,599,921
Terumo Corp.	446,400	16,149,744
THK Co. Ltd.	297,600	7,931,839
Tobu Railway Co. Ltd.	2,232,000	10,844,514
Toda Corp.	1,488,000	6,982,619
Toho Co. Ltd.	595,200	12,456,889
Tohoku Electric Power Co. Inc.	1,190,400	25,069,812
Tokuyama Corp.	869,000	11,565,404
Tokyo Broadcasting System	146,500	3,091,690
Tokyo Electric Power Co. Inc. (The)	2,976,000	80,098,571
Tokyo Electron Ltd.	446,400	28,437,593
Tokyo Gas Co. Ltd.	6,696,000	33,352,733
Tokyo Steel Manufacturing Co. Ltd.	372,000	6,924,105
Tokyo Tatemono Co. Ltd.	1,488,000	15,057,491
Tokyu Corp.	2,976,000	18,490,287
Tokyu Land Corp.	1,488,000	11,429,650
TonenGeneral Sekiyu K.K.	1,488,000	14,901,455
Toppan Printing Co. Ltd.	1,488,000	17,150,977
Toray Industries Inc.	3,720,000	31,304,758
Toshiba Corp.	7,440,000	48,176,170
Tosoh Corp.	1,488,000	5,266,221
TOTO Ltd.	1,488,000	14,212,295
Toyo Seikan Kaisha Ltd.	595,200	11,806,737
Toyobo Co. Ltd.	1,488,000	3,900,904
Toyoda Gosei Co. Ltd.	223,200	4,681,085
Toyota Industries Corp.	744,000	30,166,994
Toyota Motor Corp.	7,229,600	382,849,443
Trend Micro Inc.	322,000	10,579,980
Ube Industries Ltd.	2,232,000	5,714,825
Uni-Charm Corp.	148,800	8,256,914
Uny Co. Ltd.	746,000	10,736,768
USS Co. Ltd.	89,280	5,944,978
West Japan Railway Co.	5,208	21,799,554
Yahoo! Japan Corp.	38,688	16,396,802

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Yamada Denki Co. Ltd.	223,200	$21,747,543
Yamaha Corp.	475,100	9,237,537
Yamaha Motor Co. Ltd.	669,600	17,466,300
Yamato Holdings Co. Ltd.	1,488,000	21,975,095
Yaskawa Electric Corp.	744,000	8,627,500
Yokogawa Electric Corp.	744,000	9,927,802

		7,037,250,773
NETHERLANDS – 3.71%
ABN AMRO Holding NV	4,611,312	127,522,008
Aegon NV	3,766,872	63,886,275
Akzo Nobel NV2	683,301	37,984,084
ASML Holding NV2	1,306,654	25,729,317
Buhrmann NV	356,475	4,913,088
Euronext NV	296,112	26,508,515
Getronics NV1	404,801	4,117,197
Hagemeyer NV1,2	1,749,888	8,463,523
Heineken NV2	642,603	30,186,328
ING Groep NV	4,853,856	196,853,212
Koninklijke Ahold NV2	4,087,233	36,667,934
Koninklijke DSM NV	384,312	15,007,457
Koninklijke KPN NV	5,112,832	58,004,944
Koninklijke Philips Electronics NV2	3,401,986	112,226,339
Mittal Steel Co. NV1	308,050	10,456,939
Mittal Steel Co. NV French[2]	1,461,498	49,984,430
QIAGEN NV1,2	506,664	7,700,759
Reed Elsevier NV2	1,730,313	25,680,656
Royal Numico NV	439,704	21,075,978
SBM Offshore NV	549,072	15,121,068
STMicroelectronics NV	1,730,544	25,772,422
TNT Post Group NV	1,113,768	39,768,954
Unilever NV CVA	4,219,493	100,209,379
Vedior NV	515,592	9,685,359
Wereldhave NV	147,825	15,657,691
Wolters Kluwer NV CVA[2]	778,968	18,330,835

		1,087,514,691
NORWAY – 0.82%
DNB NOR ASA	1,767,000	22,347,686
Frontline Ltd.[1]	175,584	6,861,252
Norsk Hydro ASA	2,027,400	57,527,950
Orkla ASA	443,424	20,059,717
Petrojarl ASA[2]	248,592	1,580,064
Petroleum Geo-Services ASA[2]	251,634	13,586,730
Schibsted ASA[1]	305,652	8,276,469
Statoil ASA	1,935,888	57,285,473
Storebrand ASA	785,664	8,153,015
Tandberg ASA	591,062	5,510,643
Telenor ASA	2,125,008	27,047,780
Tomra Systems ASA	713,880	4,931,014
Yara International ASA	570,327	8,577,076

		241,744,869
PORTUGAL – 0.43%
Banco Comercial Portugues SA Class R	6,453,181	18,529,261
Banco Espirito Santo SA	1,471,219	21,591,205
Brisa-Auto Estradas de Portugal SA	1,990,023	20,240,356
Energias de Portugal SA	6,300,564	24,925,441
Portugal Telecom SGPS SA	2,082,211	25,828,116
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	319,018	3,684,389
Sonae Industria SGPS SA2	459,048	3,632,047
Sonae SGPS SA	4,010,810	6,295,626

		124,726,441
SINGAPORE – 0.81%
Chartered Semiconductor Manufacturing Ltd.[1,2]	3,720,000	2,548,592
City Developments Ltd.	2,232,000	12,672,165
ComfortDelGro Corp. Ltd.	8,184,000	8,098,858
Creative Technology Ltd.	228,000	1,236,615
DBS Group Holdings Ltd.	2,976,000	34,170,008
Fraser and Neave Ltd.	7,440,150	19,067,626
Haw Par Corp. Ltd.	2,256,775	8,088,543
Keppel Corp. Ltd.	1,488,000	14,442,020
Oversea-Chinese Banking Corp.	7,441,200	29,974,385
Singapore Airlines Ltd.	1,488,000	12,270,997
Singapore Press Holdings Ltd.	5,952,750	14,727,052
Singapore Technologies Engineering Ltd.	5,952,000	10,685,207
Singapore Telecommunications Ltd.	16,159,720	26,550,162
STATS ChipPAC Ltd.[2]	6,696,000	3,801,649

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
United Overseas Bank Ltd.	3,419,000	$33,834,306
United Overseas Land Ltd.	3,221,000	5,884,598

		238,052,783
SPAIN – 3.93%
Abertis Infraestructuras SA1	931,665	21,924,133
Acciona SA	107,136	16,324,560
Acerinox SA1	705,312	13,249,235
Actividades de Construcciones y Servicios SA	738,792	32,310,079
Altadis SA	773,760	36,584,423
Antena 3 de Television SA1	342,240	7,437,845
Banco Bilbao Vizcaya Argentaria SA	8,691,408	184,563,231
Banco Popular Espanol SA	2,580,192	38,722,293
Banco Santander Central Hispano SA	15,330,120	232,023,497
Cintra Concesiones de Infraestructuras de Transporte SA1	795,336	10,098,932
Endesa SA	2,568,288	87,706,454
Gas Natural SDG SA	579,576	18,690,347
Grupo Ferrovial SA	203,856	16,454,541
Iberdrola SA	2,124,120	75,357,342
Iberia Lineas Aereas de Espana SA	3,484,152	8,447,971
Industria de Diseno Textil SA	603,384	26,187,989
Metrovacesa SA	207,156	18,901,892
Repsol YPF SA	2,634,854	73,974,316
Sogecable SA1,2	178,560	5,879,029
Telefonica SA	11,614,584	196,242,636
Union Fenosa SA	587,584	24,032,543
Zeltia SA1,2	800,589	6,232,197

		1,151,345,485
SWEDEN – 2.33%
ASSA Abloy AB Class B	895,196	14,692,316
Atlas Copco AB Class A	957,981	23,816,346
Atlas Copco AB Class B2	669,600	15,858,618
Boliden AB	841,956	14,926,334
Electrolux AB Class B1	797,115	11,536,951
Eniro AB	537,327	6,176,900
Hennes & Mauritz AB Class B	1,265,544	46,887,256
Hoganas AB Class B1	198,648	4,952,340
Holmen AB Class B	127,968	5,458,909
Husqvarna AB2	797,115	8,556,112
Lundin Petroleum AB1,2	661,416	8,107,216
Modern Times Group MTG AB Class B2	148,800	7,367,714
Nordea AB	5,752,807	71,908,594
Oriflame Cosmetics SA	192,632	6,549,885
Sandvik AB	3,225,240	33,502,490
Scania AB Class B	319,445	14,312,786
Securitas AB Class B	810,216	15,093,045
Skandinaviska Enskilda Banken AB Class A	1,467,275	36,071,455
Skanska AB Class B	1,105,584	17,303,102
SKF AB	1,028,208	14,525,628
SSAB Svenskt Stal AB Class A	680,760	13,482,916
Svenska Cellulosa AB Class B	342,240	14,338,705
Svenska Handelsbanken AB Class A	1,508,832	38,137,967
Swedish Match AB	1,294,560	21,336,487
Tele2 AB Class B	1,468,656	14,340,457
Telefonaktiebolaget LM Ericsson Class B	39,106,872	122,951,184
TeliaSonera AB	4,852,368	27,151,190
Trelleborg AB Class B	515,592	9,319,025
Volvo AB Class A	284,208	15,233,547
Volvo AB Class B	549,545	29,036,989

		682,932,464
SWITZERLAND – 6.94%
ABB Ltd.	5,089,215	65,715,287
Adecco SA	359,352	20,895,443
Ciba Specialty Chemicals AG1	314,304	17,382,631
Clariant AG Registered[2]	676,740	9,233,144
Compagnie Financiere Richemont AG	1,380,120	62,205,433
Credit Suisse Group	3,145,632	176,141,086
Geberit AG Registered	15,198	16,983,350
Givaudan SA Registered	31,382	25,893,622
Holcim Ltd.	559,997	43,681,903
Kuoni Reisen Holding AG2	13,303	6,914,297
Logitech International SA2	552,004	11,207,293
Lonza Group AG Registered[1]	157,482	10,685,525

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
Nestle SA	1,003,656	$328,683,382
Nobel Biocare Holding AG1	67,290	15,929,699
Novartis AG	5,888,408	334,267,040
Roche Holding AG Genusschein	1,784,112	317,310,698
Serono SA	17,299	11,695,633
Societe Generale de Surveillance Holding SA	13,392	12,354,986
Sulzer AG Registered	12,648	9,460,192
Swatch Group AG (The) Class B1	103,611	18,427,587
Swatch Group AG (The) Registered[1]	289,865	10,534,339
Swiss Reinsurance Co.	901,728	64,809,297
Syngenta AG2	294,045	42,243,521
Synthes Inc.	155,496	17,931,889
UBS AG Registered	5,318,112	289,152,230
Unaxis Holding AG Class R1,2	34,763	9,881,066
Zurich Financial Services AG	376,464	84,458,667

		2,034,079,240
UNITED KINGDOM – 24.47%
Acergy SA2	718,230	12,227,967
Aegis Group PLC	3,406,823	7,680,556
Aggreko PLC	1,118,232	5,851,046
Alliance Boots PLC	1,325,064	19,445,331
AMEC PLC	973,152	5,032,878
AMVESCAP PLC	2,188,104	21,202,705
Anglo American PLC	3,688,008	153,895,291
ARM Holdings PLC	4,327,104	9,391,744
Associated British Ports Holdings PLC	1,082,520	18,321,443
AstraZeneca PLC	3,985,414	243,245,218
Aviva PLC	6,114,192	81,963,306
BAE Systems PLC	8,381,904	55,907,603
Balfour Beatty PLC	1,370,448	9,166,525
Barclays PLC[4]	16,387,884	192,149,153
Barratt Developments PLC	690,432	12,491,099
BBA Group PLC	1,499,160	7,060,494
Berkeley Group Holdings PLC[2]	401,016	9,209,218
BG Group PLC	9,458,472	127,147,969
BHP Billiton PLC	6,312,840	119,513,973
BOC Group PLC	1,279,680	38,299,302
BP PLC	52,451,256	631,642,808
Brambles Industries PLC	2,071,296	16,890,054
British Airways PLC[2]	1,575,792	11,385,859
British American Tobacco PLC	3,997,512	107,699,095
British Land Co. PLC	1,584,126	40,430,972
British Sky Broadcasting Group PLC	3,228,216	33,782,684
BT Group PLC	21,630,657	96,016,569
Bunzl PLC	1,167,336	13,599,922
Burberry Group PLC	1,331,760	11,810,697
Cable & Wireless PLC	6,542,736	14,047,958
Cadbury Schweppes PLC	5,173,839	50,569,137
Capita Group PLC	1,748,400	17,064,391
Carnival PLC	444,168	17,705,210
Cattles PLC	1,297,536	8,079,253
Centrica PLC	9,687,624	52,995,726
Charter PLC[2]	529,312	7,718,248
Close Brothers Group PLC	562,464	9,078,533
Cobham PLC	4,148,544	12,876,959
Compass Group PLC	5,946,792	28,340,300
Cookson Group PLC	668,856	6,730,965
Corus Group PLC	2,356,992	18,889,669
CSR PLC[2]	465,382	9,861,918
Daily Mail and General Trust PLC Class A	948,600	10,050,900
De La Rue PLC	621,984	6,253,467
Diageo PLC	7,357,084	129,256,171
DSG International PLC	5,158,152	19,212,903
Electrocomponents PLC	1,377,144	6,061,596
EMAP PLC	703,824	9,165,671
EMI Group PLC	2,101,800	10,026,243
Enterprise Inns PLC	1,087,728	19,739,790
First Choice Holidays PLC	1,986,480	8,502,556
FKI PLC	2,231,256	4,103,379
Friends Provident PLC	5,370,936	18,250,607
Gallaher Group PLC	1,842,144	30,662,028
George Wimpey PLC	1,233,552	11,054,896
GKN PLC	2,223,072	10,770,772
GlaxoSmithKline PLC	14,629,272	404,514,154
Great Portland Estates PLC	1,381,608	13,852,083
GUS PLC	2,249,593	42,274,033
Hammerson PLC	996,960	23,229,949
Hanson PLC	2,054,184	25,274,391
Hays PLC	4,555,788	11,376,620
HBOS PLC	9,730,869	177,047,345

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares	Value
HSBC Holdings PLC	28,177,512	$510,831,679
ICAP PLC	1,950,491	17,143,134
IMI PLC	1,214,952	11,443,958
Imperial Chemical Industries PLC	3,171,672	21,954,592
Imperial Tobacco Group PLC	1,878,482	61,376,347
Inchcape PLC	1,834,704	16,228,231
Intercontinental Hotels Group PLC	1,226,178	19,837,093
International Power PLC	4,021,320	22,111,076
Invensys PLC[2]	21,772,508	7,520,317
ITV PLC	10,798,416	19,606,750
J Sainsbury PLC	3,861,515	25,377,938
Johnson Matthey PLC	632,400	15,278,548
Kesa Electricals PLC	1,854,048	10,696,345
Kingfisher PLC	6,322,512	28,861,871
Land Securities Group PLC	1,318,368	48,564,586
Legal & General Group PLC	17,043,552	39,537,796
Lloyds TSB Group PLC	14,213,011	143,031,208
LogicaCMG PLC	3,303,744	10,516,875
London Stock Exchange Group PLC	859,507	17,892,879
Man Group PLC	830,304	38,042,376
Marks & Spencer Group PLC	4,483,344	49,930,792
Meggitt PLC	1,441,128	7,984,528
Misys PLC	1,416,576	6,446,745
Mitchells & Butlers PLC	2,385,264	23,603,058
National Express Group PLC	456,072	6,973,861
National Grid PLC	6,901,667	78,538,691
Next PLC	707,544	22,563,022
Old Mutual PLC	13,862,952	41,930,176
Pearson PLC	2,114,448	28,700,361
Persimmon PLC	770,040	18,402,601
Provident Financial PLC	851,880	9,264,677
Prudential Corp. PLC	6,006,757	63,083,901
Punch Taverns PLC	810,216	13,311,881
Rank Group PLC	2,953,680	10,781,177
Reckitt Benckiser PLC	1,517,016	60,838,765
Reed International PLC	3,387,492	33,773,454
Rentokil Initial PLC	4,459,179	13,633,023
Reuters Group PLC	3,691,728	27,088,078
Rexam PLC	1,342,920	12,661,859
Rio Tinto PLC	2,706,672	139,729,053
Rolls-Royce Group PLC[2]	4,540,632	37,364,964
Royal & Sun Alliance Insurance Group PLC	8,262,120	20,631,996
Royal Bank of Scotland Group PLC	8,018,088	260,780,382
Royal Dutch Shell PLC Class A	9,930,912	350,249,110
Royal Dutch Shell PLC Class B	6,914,736	254,459,211
SABMiller PLC	2,231,256	44,783,065
Sage Group PLC	3,316,008	14,394,430
Scottish & Newcastle PLC	2,373,360	23,662,511
Scottish & Southern Energy PLC	2,160,576	48,810,232
Scottish Power PLC	3,749,760	42,355,986
Serco Group PLC	1,450,056	8,920,643
Severn Trent PLC	920,580	22,309,620
Signet Group PLC	5,431,944	10,192,420
Slough Estates PLC	1,689,624	20,946,627
Smith & Nephew PLC	2,478,264	21,330,667
Smiths Group PLC	1,500,648	25,258,090
Stagecoach Group PLC	2,762,472	5,789,488
Standard Life PLC[2]	4,640,328	21,659,311
Tate & Lyle PLC	1,321,344	16,899,055
Taylor Woodrow PLC	1,804,200	11,596,170
Tesco PLC	20,190,006	135,516,224
3i Group PLC	1,316,603	22,811,751
Tomkins PLC	2,261,760	11,908,350
Trinity Mirror PLC	915,864	7,660,638
Unilever PLC	3,091,876	73,082,219
United Business Media PLC	854,544	10,083,411
United Utilities PLC	2,265,480	27,916,445
Vodafone Group PLC	134,562,120	292,059,765
Vodafone Group PLC Class B3	153,785,280	43,068,721
Whitbread PLC	812,631	18,798,389
William Hill PLC	1,708,224	18,848,997
Wolseley PLC	1,645,968	35,033,392
WPP Group PLC	2,972,280	35,155,420
Xstrata PLC	1,186,549	50,886,505
Yell Group PLC	1,983,504	18,849,803

		7,176,266,612

TOTAL COMMON STOCKS (Cost: $23,388,485,855)		29,129,345,501

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.28%
GERMANY – 0.23%
Henkel KGaA	194,928	$23,134,435
Porsche AG	23,064	22,575,206
Prosieben Satellite Media AG2	261,888	6,690,852
Volkswagen AG	310,992	16,644,830

		69,045,323
ITALY – 0.05%
Banca Intesa SpA	2,596,744	13,918,106

		13,918,106

TOTAL PREFERRED STOCKS (Cost: $61,060,853)		82,963,429
SHORT-TERM INVESTMENTS – 1.72%
CERTIFICATES OF DEPOSIT[5] – 0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$426,839	426,839
Societe Generale
5.33%, 12/08/06	4,268,388	4,268,388
Washington Mutual Bank
5.28%, 08/07/06	2,134,194	2,134,194
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,414,711	3,414,711

		10,244,132
COMMERCIAL PAPER[5] – 0.25%
Amstel Funding Corp.
5.20%, 11/21/06 – 11/22/06[6]	1,245,430	1,225,225
Amsterdam Funding Corp.
5.26%, 08/01/06[6]	4,268,388	4,268,388
ASAP Funding Ltd.
5.21%, 08/08/06[6]	2,048,826	2,046,751
Barton Capital Corp.
5.29%, 08/01/06[6]	4,080,110	4,080,110
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[6]	2,165,823	2,165,506
CC USA Inc.
5.03%, 10/24/06[6]	853,678	843,658
Edison Asset Securitization LLC
5.22%, 12/11/06[6]	3,148,875	3,088,606

Security	Principal	Value
Five Finance Inc.
5.19%, 12/01/06[6]	$1,920,775	$1,886,992
General Electric Capital Corp.
5.26%, 08/02/06	4,268,388	4,267,765
General Electric Capital Services Inc.
5.22%, 12/11/06	426,839	418,669
General Electric Co.
5.26%, 08/02/06	4,268,388	4,267,765
Giro Funding Corp.
5.32%, 08/09/06[6]	1,280,516	1,279,003
Govco Inc.
5.22%, 08/03/06[6]	4,268,388	4,267,150
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[6]	1,451,252	1,434,694
Landale Funding LLC
5.30%, 08/15/06[6]	4,695,227	4,685,550
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[6]	2,331,479	2,295,885
Lockhart Funding LLC
5.28%, 08/04/06[6]	1,109,781	1,109,293
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[6]	10,670,971	10,665,008
Park Sienna LLC
5.29% - 5.31%, 08/08/06[6]	10,230,985	10,220,441
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[6]	6,767,145	6,767,145
Tulip Funding Corp.
5.30%, 08/01/06[6]	2,134,194	2,134,194
White Pine Finance LLC
5.12%, 10/27/06[6]	806,725	796,744

		74,214,542
MEDIUM-TERM NOTES[5] – 0.06%
Bank of America N.A.
5.28%, 04/20/07	1,067,097	1,067,097
Cullinan Finance Corp.
5.71%, 06/28/07[6]	3,201,291	3,201,291
K2 USA LLC
5.39%, 06/04/07[6]	3,201,291	3,201,291

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$4,268,388	$4,273,861
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[6]	4,994,014	4,994,014
US Bank N.A.
2.85%, 11/15/06	853,678	849,115

		17,586,669
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[4,7]	3,903,181	3,903,181

		3,903,181
REPURCHASE AGREEMENTS[5]– 0.45%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $8,538,048 (collateralized by non-U.S. Government debt securities, value $8,807,824, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$8,536,777	8,536,777
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $17,076,057 (collateralized by non-U.S. Government debt securities, value $17,444,622, 5.00% to 5.50%, 2/1/34 to 7/1/34).	17,073,553	17,073,553
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $6,403,537 (collateralized by non-U.S. Government debt securities, value $7,054,819, 0.20% to 6.43%, 9/25/20 to 6/23/46).	6,402,582	6,402,582

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $19,210,608 (collateralized by non-U.S. Government debt securities, value $20,202,412, 4.92% to 5.93%, 10/25/33 to 10/25/35).	$19,207,748	$19,207,748
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,561,421 (collateralized by non-U.S. Government debt securities, value $2,890,978, 0.00% to 10.00%, 9/10/34 to 5/9/36).	2,561,033	2,561,033
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $8,538,046 (collateralized by non-U.S. Government debt securities, value $8,722,311, 3.00% to 8.57%, 10/15/06 to 2/15/38).	8,536,777	8,536,777
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $4,269,013 (collateralized by U.S. Government obligations, value $4,361,156, 4.81% to 5.82%, 1/1/33 to 7/1/36).	4,268,388	4,268,388
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,269,024 (collateralized by non-U.S. Government debt securities, value $4,489,425, 5.97% to 9.01%, 10/27/10 to 3/25/37).	4,268,388	4,268,388

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,628,680 (collateralized by non-U.S. Government debt securities, value $3,816,011, 0.00% to 10.00%, 8/1/06 to 7/31/36).	$3,628,130	$3,628,130
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $12,807,072 (collateralized by non-U.S. Government debt securities, value $13,383,155, 0.66% to 9.61%, 2/22/11 to 7/25/46).	12,805,165	12,805,165
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $5,336,275 (collateralized by non-U.S. Government debt securities, value $5,514,587, 0.00% to 10.13%, 10/15/06 to 10/1/25).	5,335,485	5,335,485
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $21,345,066 (collateralized by U.S. Government obligations, value $21,907,200, 4.48% to 6.50%, 6/1/20 to 7/1/36).	21,341,942	21,341,942
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,269,024 (collateralized by non-U.S. Government debt securities, value $4,580,010, 3.22% to 7.30%, 5/15/07 to 10/25/45).	4,268,388	4,268,388
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,494,163 (collateralized by non-U.S. Government debt securities, value $1,541,235, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,493,936	1,493,936
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,128,724 (collateralized by non-U.S. Government debt securities, value $3,163,976, 0.00% to 10.00%, 8/1/06 to 7/31/36).[8]	2,987,872	2,987,872
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $8,538,053 (collateralized by non-U.S. Government debt securities, value $8,966,414, 0.00% to 6.16%, 10/10/06 to 5/15/44).	8,536,777	8,536,777

		131,252,941
TIME DEPOSITS[5] – 0.09%
Deutsche Bank AG
5.31%, 08/01/06	1,706,971	1,706,971
Rabobank Nederland NV
5.29%, 08/01/06	10,670,971	10,670,971
Societe Generale
5.29%, 08/01/06	6,402,582	6,402,582
Wells Fargo Bank N.A.
5.30%, 08/01/06	6,402,582	6,402,582

		25,183,106
VARIABLE & FLOATING RATE NOTES[5] – 0.83%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[6]	10,927,074	10,928,518
American Express Bank
5.37%, 02/28/07	4,268,388	4,268,370

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Principal	Value
American Express Centurion Bank
5.46%, 07/19/07	$4,695,227	$4,700,422
American Express Credit Corp.
5.43%, 07/05/07	1,280,516	1,281,300
ASIF Global Financing
5.17%, 05/03/07[6]	426,839	427,020
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[6]	2,774,452	2,774,452
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[6]	6,189,163	6,189,440
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[6]	10,884,390	10,885,003
BMW US Capital LLC
5.37%, 07/13/07[6]	4,268,388	4,268,388
BNP Paribas
5.14%, 05/18/07[6]	7,896,518	7,896,518
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[6]	3,115,923	3,115,924
CC USA Inc.
5.48%, 07/30/07[6]	2,134,194	2,134,501
Commodore CDO Ltd.
5.38%, 06/12/07[6]	1,067,097	1,067,097
Credit Agricole SA
5.48%, 07/23/07	4,268,388	4,268,388
Credit Suisse First Boston NY
5.51%, 04/24/07	2,134,194	2,134,305
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,067,097	1,067,097
DEPFA Bank PLC
5.37%, 06/15/07	4,268,388	4,268,388
Dorada Finance Inc.
5.41% - 5.47%,
06/27/07 - 07/17/07[6]	4,908,647	4,908,998
Eli Lilly Services Inc.
5.32%, 06/29/07[6]	4,268,388	4,268,388
Fifth Third Bancorp
5.38%, 06/22/07[6]	8,536,777	8,536,777
First Tennessee Bank N.A.
5.21%, 08/25/06	1,280,516	1,280,524
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[6]	4,268,388	4,268,041
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	4,481,808	4,482,961
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	6,402,582	6,403,682
HBOS Treasury Services PLC
5.53%, 07/24/07[6]	4,268,388	4,268,388
JP Morgan Chase & Co.
5.32%, 08/02/07	3,201,291	3,201,291
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[6]	3,201,291	3,201,136
Leafs LLC
5.38%, 01/22/07 - 02/20/07[6]	4,455,402	4,455,402
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[6]	5,335,485	5,334,014
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[6]	4,695,227	4,694,857
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[6]	1,880,770	1,880,770
Marshall & Ilsley Bank
5.35%, 07/13/07	2,347,614	2,347,614
Metropolitan Life Global Funding I
5.34%, 08/06/07[6]	6,402,582	6,402,582
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[6,8]	426,839	426,839
Mortgage Interest Networking Trust
5.61%, 08/25/06[6]	537,817	537,897
Mound Financing PLC
5.32%, 05/08/07[6]	4,012,285	4,012,285

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2006

Security	Principal	Value
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[6]	$4,268,388	$4,268,162
National City Bank of Indiana
5.17%, 05/21/07	2,134,194	2,134,339
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[6]	14,085,681	14,089,273
Newcastle Ltd.
5.42%, 04/24/07[6]	1,504,607	1,504,283
Northern Rock PLC
5.39%, 08/03/07[6]	5,122,066	5,122,198
Principal Life Global Funding I
5.81%, 02/08/07	1,920,775	1,925,477
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[6]	3,201,291	3,201,134
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[6]	4,268,388	4,268,388
Strips III LLC
5.45%, 07/24/07[6]	1,067,097	1,067,097
SunTrust Bank
5.32%, 05/01/07	4,268,388	4,268,585
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[6]	10,414,867	10,413,844
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[6]	5,975,744	5,975,743
US Bank N.A.
5.33%, 09/29/06	1,920,775	1,920,693
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[6]	6,495,056	6,495,056
Wachovia Bank N.A.
5.36%, 05/22/07	8,536,777	8,536,777
Wells Fargo & Co.
5.38%, 08/15/07[6]	2,134,194	2,134,329
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[6]	3,201,291	3,201,266
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[6]	13,872,262	13,869,355
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[6]	1,441,605	1,441,605

		242,425,181

TOTAL SHORT-TERM INVESTMENTS (Cost: $504,809,752)		504,809,752

TOTAL INVESTMENTS IN SECURITIES – 101.35% (Cost: $23,954,356,460)		29,717,118,682
Other Assets, Less Liabilities – (1.35)%		(396,301,947)

NET ASSETS – 100.00%		$29,320,816,735

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	Affiliated issuer. See Note 2.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule144A or pursuant to Section 4(2) of the Securities Act of1933.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.39%
AUSTRALIA – 5.15%
A.B.C. Learning Centres Ltd.	18,600	$89,367
Alinta Ltd.	18,954	150,183
Alumina Ltd.	55,020	268,571
AMP Ltd.	29,613	204,459
Aristocrat Leisure Ltd.	16,737	154,676
Australian Gas & Light Co. Ltd.	25,560	372,538
Australian Stock Exchange Ltd.	5,170	129,629
AXA Asia Pacific Holdings Ltd.	29,687	144,457
Babcock & Brown Ltd.	7,570	112,247
BHP Billiton Ltd.	149,970	3,191,384
Billabong International Ltd.	8,799	97,432
Brambles Industries Ltd.	43,712	363,772
Caltex Australia Ltd.	7,020	131,204
Coca-Cola Amatil Ltd.	41,138	215,940
Cochlear Ltd.	2,730	111,043
Coles Myer Ltd.	53,750	468,315
Computershare Ltd.	20,970	126,305
CSL Ltd.	7,990	322,974
CSR Ltd.	56,850	147,682
Downer EDI Ltd.	17,038	97,791
Foster’s Group Ltd.	99,966	412,129
Harvey Normand Holdings Ltd.	34,920	91,784
James Hardie Industries NV	20,450	109,696
Macquarie Bank Ltd.	10,896	516,423
Macquarie Communications Infrastructure Group	18,515	85,980
Newcrest Mining Ltd.	14,621	214,670
Orica Ltd.	14,521	260,605
Origin Energy Ltd.	45,994	266,101
Paladin Resources Ltd.[1,2]	19,360	67,057
Publishing & Broadcasting Ltd.	6,180	80,981
QBE Insurance Group Ltd.	34,490	582,775
Rinker Group Ltd.	39,440	398,035
Rio Tinto Ltd.	12,700	723,672
Toll Holdings Ltd.	26,185	286,336
Woodside Petroleum Ltd.	20,087	658,652
Woolworths Ltd.	53,486	780,380
WorleyParsons Ltd.	6,131	94,199
Zinifex Ltd.	22,161	179,160

		12,708,604
AUSTRIA – 0.53%
Erste Bank der Oesterreichischen Sparkassen AG	8,690	500,813
Oesterreichische Elektrizitaetswirtschafts AG Class A	4,200	202,977
Raiffeisen International Bank Holding AG	1,870	160,462
RHI AG1	2,194	72,237
Telekom Austria AG	16,090	363,233

		1,299,722
BELGIUM – 1.24%
AGFA Gevaert NV	7,267	168,412
Belgacom SA	9,610	324,132
Delhaize-Le Lion SA	3,660	265,997
D’Ieteren NV SA	238	77,450
InBev NV	7,960	417,500
KBC Groupe SA	8,210	893,704
Mobistar SA	1,500	124,233
Omega Pharma SA	1,041	63,102
Solvay SA	3,290	390,044
UCB SA	2,751	160,193
Umicore Mines SA	1,350	170,644

		3,055,411
DENMARK – 0.69%
De Sammensluttede Vognmaend A/S	1,090	175,044
GN Store Nord A/S	10,950	155,435
Novo Nordisk A/S Class B	10,790	664,324
Novozymes A/S Class B	2,680	177,837
Topdanmark A/S1	1,153	161,104
Vestas Wind Systems A/S1	8,340	224,648
William Demant Holding A/S1	1,918	143,838

		1,702,230
FINLAND – 1.59%
Cargotec Corp. Class B	3,415	139,501
Elisa OYJ Class A	7,711	153,117
Nokia OYJ	177,780	3,523,352
TietoEnator OYJ	4,295	102,277

		3,918,247
FRANCE – 9.12%
Accor SA	6,473	381,471
Alcatel SA1	38,402	432,729

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
Alstom[1]	4,791	$415,449
Bouygues SA	8,681	433,049
Cap Gemini SA	5,552	298,003
Carrefour SA	17,236	1,073,611
Dassault Systemes SA	2,752	142,270
Essilor International SA	4,520	451,650
European Aeronautic Defence and Space Co.	14,881	428,233
Gaz de France	5,387	191,458
Groupe Danone	10,388	1,372,063
Hermes International	2,862	237,037
Imerys SA	1,450	105,196
Lagardere S.C.A.	2,620	183,559
L’Air Liquide SA	5,170	1,042,436
L’Oreal SA	13,027	1,304,185
LVMH Moet Hennessy Louis Vuitton SA	10,592	1,063,111
Neopost SA	1,490	162,100
Pernod-Ricard SA	3,230	671,880
Publicis Groupe	6,181	231,430
Safran SA	8,043	156,322
Sanofi-Aventis	45,890	4,359,980
Societe Television Francaise	6,051	192,663
Sodexho Alliance SA	3,536	179,280
Technip-Coflexip SA	4,075	218,621
Thales/Ex Thomson CSF	4,370	173,661
Total SA	61,620	4,187,386
Union du Credit Bail Immobilier	2,050	380,120
Vallourec SA	1,665	361,639
Veolia Environment	12,422	674,041
Vinci SA	8,522	865,134
Zodiac SA	2,410	137,968

		22,507,735
GERMANY – 6.21%
Adidas-Salomon AG	9,360	436,223
Altana AG	3,142	180,074
BASF AG	11,248	904,454
Bayer AG	31,480	1,549,480
Beiersdorf AG	2,580	135,781
Bilfinger Berger AG	2,071	108,068
Celesio AG	3,740	174,685
Commerzbank AG	27,065	947,750
Continental AG	5,737	585,702
Deutsche Boerse AG	4,650	659,575
Fresenius Medical Care AG & Co. KGaA	2,830	338,759
Hochtief AG	1,991	105,139
Hypo Real Estate Holding AG	5,920	328,936
Infineon Technologies AG1	33,446	356,822
IVG Immobilien AG	4,390	140,057
KarstadtQuelle AG1,2	3,292	77,384
Linde AG	4,783	403,768
MAN AG	5,805	419,222
Merck KGaA	2,310	210,539
Metro AG	6,790	386,895
Puma AG	554	200,721
Rheinmetall AG	1,972	127,389
RWE AG	12,615	1,107,103
Salzgitter AG	2,110	166,354
SAP AG	9,593	1,753,927
Siemens AG	36,730	2,958,154
SolarWorld AG	1,600	87,370
Volkswagen AG	4,874	365,422
Wincor Nixdorf AG	786	103,595

		15,319,348
GREECE – 0.46%
Coca Cola Bottling Co. SA ADR	6,840	219,769
Hellenic Telecommunications Organization SA ADR[1]	27,450	310,459
National Bank of Greece SA ADR	79,102	608,294

		1,138,522
HONG KONG – 1.67%
Esprit Holdings Ltd.	45,000	342,223
Foxconn International Holdings Ltd.[1]	92,000	213,803
Hang Lung Properties Ltd.	110,000	217,134
Hong Kong & China Gas Co. Ltd.	135,000	305,395
Hong Kong Exchanges & Clearing Ltd.	48,000	311,919
Hutchison Telecommunications International Ltd.[1]	63,000	109,442
Hutchison Whampoa Ltd.	50,000	456,169
Kingboard Chemicals Holdings Co. Ltd.	33,500	98,070
Li & Fung Ltd.	83,200	174,296
Link REIT (The)[1]	106,500	223,655
Melco International Development Ltd.	28,000	61,612

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
PCCW Ltd.	172,000	$108,230
Shangri-La Asia Ltd.	80,000	164,504
Sun Hung Kai Properties Ltd.	60,000	630,787
Swire Pacific Ltd. Class A	47,000	488,068
Techtronic Industries Co.	60,000	80,759
Television Broadcasts Ltd.	23,000	140,730

		4,126,796
IRELAND – 0.93%
Bank of Ireland	16,650	293,221
C&C Group PLC	15,120	158,222
CRH PLC	23,604	759,081
DEPFA Bank PLC	16,460	277,062
Elan Corp. PLC[1]	18,830	281,630
Grafton Group PLC[1]	12,530	159,422
IAWS Group PLC	6,070	112,320
Kerry Group PLC Class A	7,710	155,458
Kingspan Group PLC	6,120	101,452

		2,297,868
ITALY – 3.81%
Alleanza Assicurazioni SpA[2]	21,180	248,936
Assicurazioni Generali SpA	41,851	1,494,894
Autogrill SpA	7,050	110,391
Autostrade SpA	12,460	347,274
Banca Intesa SpA	170,128	982,960
Banca Monte dei Paschi di Siena SpA	51,390	308,724
Banche Popolari Unite Scrl	10,621	285,447
Banco Popolare di Verona e Novara Scrl	17,927	510,169
Bulgari SpA	12,406	150,087
Capitalia SpA	74,350	623,373
Finmeccanica SpA	14,980	322,690
Lottomatica SpA	3,290	122,177
Luxottica Group SpA	6,470	178,592
Mediaset SpA	34,479	390,723
Mediobanca SpA	24,210	491,549
Sanpaolo IMI SpA	48,920	870,264
Seat Pagine Gaille SpA	289,058	138,146
Terna SpA	53,038	146,198
UniCredito Italiano SpA German	217,412	1,671,638

		9,394,232
JAPAN – 23.95%
Access Co. Ltd.[1,2]	10	57,762
Advantest Corp.	3,500	339,494
AEON Co. Ltd.	32,200	752,698
AEON Credit Service Co. Ltd.	4,800	101,088
Aisin Seiki Co. Ltd.	8,600	250,256
ARRK Corp.	3,300	65,461
Asahi Glass Co. Ltd.	40,000	513,479
Asahi Kasei Corp.	36,000	224,302
ASICS Corp.	7,000	69,306
Astellas Pharma Inc.	15,600	621,628
Bank of Fukuoka Ltd.	30,000	223,883
Bank of Yokohama Ltd.	54,000	433,661
Bridgestone Corp.	28,000	510,159
Casio Computer Co. Ltd.	11,400	225,639
Central Japan Railway Co.	67	743,566
Chiba Bank Ltd. (The)	34,000	333,360
Chiyoda Corp.	6,000	115,349
Chugai Pharmaceutical Co. Ltd.	7,200	148,801
Credit Saison Co. Ltd.	7,000	304,015
CSK Corp.	1,000	41,159
Daido Steel Co. Ltd.	16,000	121,501
Daikin Industries Ltd.	10,600	342,727
Daimaru Inc. (The)	20,000	239,787
Dainippon Ink & Chemical Inc.	30,000	104,339
Dainippon Screen Manufacturing Co. Ltd.	10,000	77,948
DENTSU Inc.	40	117,796
Dowa Mining Co. Ltd.	14,000	126,255
E*Trade Securities Co. Ltd.	84	112,308
Eisai Co. Ltd.	10,700	494,630
Elpida Memory Inc.[1]	3,200	128,352
Fanuc Ltd.	7,800	651,619
Fast Retailing Co. Ltd.	2,400	195,674
Fuji Photo Film Co. Ltd.	22,000	742,081
Fujikura Ltd.	16,000	199,799
Fujitsu Ltd.	91,000	706,943
Furukawa Electric Co. Ltd.	15,000	97,129
Gunma Bank Ltd.	20,000	155,547
Hanshin Electric Railway Co. Ltd.	12,000	80,325
Heavy Industries Co. Ltd.	56,000	158,064
Hikari Tsushin Inc.	2,000	81,094

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
Hirose Electric Co. Ltd.	1,500	$193,734
Hitachi Chemical Co. Ltd.	5,600	136,776
Hitachi Construction Machinery Co. Ltd.	4,500	105,977
Hitachi Ltd.	48,000	307,878
Hoya Corp.	18,400	644,768
Ibiden Co. Ltd.	6,000	290,471
INPEX Holdings Inc.[1]	32	302,006
Isetan Co. Ltd.	9,500	149,513
JAFCO Co. Ltd.	1,000	53,742
Japan Steel Works Ltd. (The)	16,000	98,851
Japan Tobacco Inc.	196	751,903
JGC Corp.	8,000	132,826
Joyo Bank Ltd.	30,000	183,772
JSR Corp.	8,000	188,753
JTEKT Corp.	10,000	187,006
Kajima Corp.	40,000	168,480
Kao Corp.	21,000	546,861
Kawasaki Heavy Industries Ltd.	61,000	185,503
Keihin Electric Express Railway Co. Ltd.[2]	20,000	141,216
Keisei Electric Railway Co. Ltd.	10,000	55,228
Keyence Corp.	2,650	606,025
Kintetsu Corp.	70,000	220,212
KK DaVinci Advisors[1]	53	44,230
Kobe Steel Ltd.	65,000	196,531
Kokuhoku Financial Group Inc.	50,000	189,190
Komatsu Ltd.	38,000	765,413
Konica Minolta Holdings Inc.[1]	22,500	287,259
Kubota Corp.	48,000	442,103
Kuraray Co. Ltd.	10,000	110,456
Leopalace21 Corp.	5,600	196,234
Matsushita Electric Industrial Co. Ltd.	85,000	1,771,530
Millea Holdings Inc.	21	407,393
Mitsubishi Electric Corp.	42,000	330,319
Mitsubishi Estate Co. Ltd.	58,000	1,203,740
Mitsubishi Gas Chemical Co. Inc.	17,000	171,285
Mitsubishi Materials Corp.	44,000	174,946
Mitsubishi Rayon Co.	25,000	190,064
Mitsubishi UFJ Financial Group	380	5,379,473
Mitsui Chemicals Inc.	17,000	106,960
Mitsui Engineering & Shipbuilding Co. Ltd.	36,000	99,096
Mitsui Fudosan Co. Ltd.	35,500	755,385
Mitsui Mining & Smelting Co. Ltd.	28,000	159,532
Mitsui Trust Holdings Inc.	8,000	88,085
Mizuho Financial Group Inc.	426	3,584,900
Murata Manufacturing Co. Ltd.	3,000	198,715
NGK Spark Plug Co. Ltd.	8,000	167,431
NHK Spring Co. Ltd.	10,000	106,873
Nidec Corp.	4,800	341,434
Nikon Corp.	13,000	230,611
Nippon Electric Glass Co. Ltd.	10,000	223,708
Nippon Steel Corp.	95,000	370,254
Nissan Chemical Industries Ltd.	8,000	100,948
Nitori Co. Ltd.	2,000	89,483
Nitto Denko Corp.	8,000	582,339
NOK Corp.	5,000	130,860
NTT Data Corp.	56	254,957
Odakyu Electric Railway Co. Ltd.	27,000	175,305
Okuma Holdings Inc.	7,000	70,529
Olympus Corp.	10,000	288,373
Oriental Land Co. Ltd.	2,700	148,643
ORIX Corp.	3,720	976,851
OSG Corp.	4,700	81,773
Otsuka Corp.	700	78,359
Park 24 Co. Ltd.	2,600	72,932
Rakuten Inc.[1]	320	152,401
Resona Holdings Inc.	128	401,555
Round One Corp.	18	72,670
Ryohin Keikaku Co. Ltd.	2,000	151,702
Sanken Electric Co. Ltd.	6,000	77,389
Sanyo Electric Co. Ltd.[2]	58,000	117,080
SBI Holdings Inc.	350	137,633
Secom Co. Ltd.	9,000	439,638
Sega Sammy Holdings Inc.	8,300	275,615
Seiko Epson Corp.	4,600	129,034
Seven & I Holdings Co. Ltd.	17,000	594,224
Shimamura Co. Ltd.	2,000	204,658
Shimano Inc.	4,000	120,592
Shimizu Corp.	27,000	144,396
Shin-Etsu Chemical Co. Ltd.	17,000	986,411
Shinko Electric Industries Co. Ltd.	3,400	101,315
Shinsei Bank Ltd.	40,000	249,924

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
Shionogi & Co. Ltd.	7,000	$133,045
Shiseido Co. Ltd.	17,000	340,193
Showa Denko K.K.	50,000	204,483
SMC Corp.	2,500	320,488
SoftBank Corp.	32,000	588,631
Sony Corp.	43,500	2,007,078
Stanley Electric Co. Ltd.	7,000	148,949
Sumco Corp.	2,000	116,398
Sumitomo Chemical Co. Ltd.	66,000	522,532
Sumitomo Electric Industries Ltd.	31,200	409,784
Sumitomo Heavy Industries Ltd.	26,000	226,294
Sumitomo Metal Industries Ltd.	114,000	456,259
Sumitomo Metal Mining Co. Ltd.	23,500	332,062
Sumitomo Mitsui Financial Group Inc.[2]	260	2,771,879
Sumitomo Realty & Development Co. Ltd.	20,000	498,099
Sumitomo Titanium Corp.	400	61,834
Suruga Bank Ltd. (The)	10,000	138,507
Suzuken Co. Ltd.	3,000	117,971
T&D Holdings Inc.	10,100	804,046
Taiheiyo Cement Corp.	40,000	150,653
Taisei Corp.	25,000	83,890
Takashimaya Co. Ltd.	14,000	168,952
TDK Corp.	3,700	289,702
Teijin Ltd.	38,000	214,515
Terumo Corp.	8,000	289,422
THK Co. Ltd.	4,100	109,276
Tobu Railway Co. Ltd.	37,000	179,770
Toho Titanium Co. Ltd.	1,200	59,352
Tokuyama Corp.	10,000	133,089
Tokyo Electron Ltd.	7,000	445,930
Tokyo Seimitsu Co. Ltd.	1,700	79,032
Tokyo Steel Manufacturing Co. Ltd.	3,700	68,869
Tokyo Tatemono Co. Ltd.	14,000	141,670
Tokyu Corp.	47,000	292,017
Tokyu Land Corp.	18,000	138,262
TonenGeneral Sekiyu K.K.	12,000	120,173
Toppan Printing Co. Ltd.	10,000	115,262
Toray Industries Inc.	58,000	488,085
Toshiba Corp.	125,000	809,411
Toyoda Gosei Co. Ltd.	3,000	62,918
Toyota Tsusho Corp.	9,100	222,659
Trend Micro Inc.	4,000	131,428
Ube Industries Ltd.	46,000	117,779
Ushio Inc.	6,000	128,195
USS Co. Ltd.	1,950	129,847
Yahoo! Japan Corp.	658	278,874
Yamada Denki Co. Ltd.	5,700	555,381
Yamato Holdings Co. Ltd.	17,000	251,060
Yaskawa Electric Corp.	8,000	92,769
Yokogawa Electric Corp.	10,000	133,438
Zeon Corp.	8,000	85,708

		59,127,144
NETHERLANDS – 4.02%
Akzo Nobel NV1	12,112	673,295
ASML Holding NV1	21,368	420,757
Euronext NV	4,070	364,354
Fugro NV	2,620	112,309
Getronics NV2	2,880	29,292
Hagemeyer NV1	23,711	114,681
Heineken NV1	10,620	498,875
Koninklijke Ahold NV1	70,760	634,812
Koninklijke Philips Electronics NV1	55,246	1,822,481
Mittal Steel Co. NV2	10,620	360,502
QIAGEN NV1	7,020	106,697
Randstad Holding NV	2,034	111,381
Reed Elsevier NV1	32,930	488,735
Rodamco Europe NV	3,190	337,479
Royal Numico NV	7,696	368,886
SBM Offshore NV	6,424	176,913
STMicroelectronics NV	29,845	444,472
TNT Post Group NV	18,194	649,647
Unilever NV CVA	74,653	1,772,945
Vedior NV	7,494	140,774
Wolters Kluwer NV CVA[1]	12,930	304,271

		9,933,558
NEW ZEALAND – 0.11%
Fisher & Paykel Healthcare Corp Ltd.	40,273	107,019
Sky City Entertainment Group Ltd.	52,717	173,239

		280,258
NORWAY – 0.93%
Aker Kvaerner ASA	1,600	160,847
Det Norske Oljeselskap AS1	40,800	78,724

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
Ocean Rig ASA[1]	8,500	$54,302
Orkla ASA	3,630	164,215
Petrojarl ASA[1]	2,890	18,369
Petroleum Geo-Services ASA[1]	2,890	156,043
ProSafe ASA	858	50,779
SeaDrill Ltd.[1]	9,600	124,916
Statoil ASA	29,006	858,326
Tandberg Television ASA[1]	3,971	55,856
Telenor ASA	33,000	420,035
TGS NOPEC Geophysical Co. ASA[1]	5,000	88,369
Tomra Systems ASA	9,571	66,110

		2,296,891
PORTUGAL – 0.35%
BPI-SPGS SA Registered	23,358	172,590
Brisa-Auto Estradas de Portugal SA	20,652	210,050
Portugal Telecom SGPS SA	35,090	435,263
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,124	59,178

		877,081
SINGAPORE – 0.77%
CapitaLand Ltd.	66,000	171,657
City Developments Ltd.	27,000	153,292
Keppel Corp. Ltd.	30,000	291,170
Oversea-Chinese Banking Corp.	82,000	330,310
Singapore Exchange Ltd.	78,000	183,075
Singapore Press Holdings Ltd.	80,000	197,919
Singapore Telecommunications Ltd.	350,000	575,044

		1,902,467
SPAIN – 3.96%
Abertis Infraestructuras SA2	11,100	261,207
Acciona SA	1,320	201,131
Acerinox SA	11,507	216,158
Actividades de Construcciones y Servicios SA	10,870	475,385
Altadis SA	12,180	575,887
Antena 3 de Television SA	4,330	94,103
Banco Bilbao Vizcaya Argentaria SA	145,130	3,081,855
Banco Popular Espanol SA	23,211	348,340
Cintra Concesiones de Infraestructuras de Transporte SA2	9,830	124,818
Corporacion Mapfre SA	5,360	105,270
Fadesa Inmobiliaria SA	2,787	94,891
Fomento de Construcciones y Contratas SA	2,260	176,074
Gamesa Corp. Tecnologica SA	9,385	200,010
Grupo Ferrovial SA	2,870	231,656
Indra Sistemas SA	9,718	194,706
Industria de Diseno Textil SA	10,270	445,737
Inmobiliaria Colonial SA	1,930	154,551
Metrovacesa SA	2,454	223,915
Sacyr Vallehermoso SA2	4,900	182,904
Sogecable SA1	2,047	67,397
Telefonica SA	125,460	2,119,801
Union Fenosa SA	4,742	193,951

		9,769,747
SWEDEN – 2.28%
Alfa Laval AB	4,826	157,744
ASSA Abloy AB Class B	14,360	235,682
Atlas Copco AB Class A	14,790	367,694
Atlas Copco AB Class B1	9,721	230,229
Boliden AB	13,050	231,353
Capio AB1	5,074	77,303
Eniro AB	9,274	106,610
Getinge AB	9,050	162,947
Hennes & Mauritz AB Class B	22,602	837,384
Husqvarna AB1	11,740	126,015
Lundin Petroleum AB1	8,210	100,633
Modern Times Group MTG AB Class B1	2,630	130,222
Securitas AB Class B	14,140	263,406
Swedish Match AB	19,355	319,002
Tele2 AB Class B	9,092	88,777
Telefonaktiebolaget LM Ericsson Class B	647,550	2,035,884
TeliaSonera AB	30,006	167,897

		5,638,782
SWITZERLAND – 7.37%
ABB Ltd.	86,094	1,111,702
Adecco SA	5,852	340,280
Compagnie Financiere Richemont AG	14,954	674,014
Geberit AG Registered	192	214,555
Holcim Ltd.	3,380	263,653
Kudelski SA Bearer	1,700	37,138

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
Kuehne & Nagel International AG	3,000	$199,781
Kuoni Reisen Holding AG1	173	89,918
Logitech International SA1	8,288	168,271
Nobel Biocare Holding AG	1,069	253,067
Novartis AG	101,960	5,787,960
Phonak Holding AG	2,240	141,347
Roche Holding AG Genusschein	30,620	5,445,876
Schindler Holding AG Certificates of Participation	2,550	136,679
Serono SA	232	156,852
Societe Generale de Surveillance Holding SA	210	193,739
Straumann Holding AG	390	99,135
Sulzer AG Registered	185	138,373
Syngenta AG1	4,850	696,768
Synthes Inc.	2,140	246,786
UBS AG Registered	31,500	1,712,693
Unaxis Holding AG Class R1	316	89,820

		18,198,407
UNITED KINGDOM – 24.25%
Acergy SA1	8,700	148,119
Aegis Group PLC	43,822	98,795
Alliance Boots PLC	14,725	216,093
AMVESCAP PLC	33,570	325,293
Anglo American PLC	61,720	2,575,487
ARM Holdings PLC	64,000	138,909
AstraZeneca PLC	68,180	4,161,289
BAE Systems PLC	142,270	948,946
Balfour Beatty PLC	18,408	123,126
BG Group PLC	149,700	2,012,381
BHP Billiton PLC	106,940	2,024,576
BOC Group PLC	21,670	648,557
BP PLC	897,110	10,803,423
Brambles Industries PLC	32,712	266,745
British Airways PLC[1]	27,140	196,100
British Land Co. PLC	22,496	574,156
British Sky Broadcasting Group PLC	53,530	560,182
Bunzl PLC	14,837	172,857
Burberry Group PLC	22,680	201,137
Cadbury Schweppes PLC	92,395	903,069
Capita Group PLC	29,954	292,351
Carnival PLC	7,770	309,724
Carphone Warehouse Group PLC (The)	18,912	97,190
Charter PLC[1]	7,500	109,362
Cobham PLC	57,740	179,223
Collins Stewart Tullett PLC	10,583	152,045
CSR PLC[1]	5,753	121,912
Daily Mail and General Trust PLC Class A	17,811	188,717
De La Rue PLC	8,988	90,366
Diageo PLC	60,708	1,066,575
EMAP PLC	11,136	145,021
EMI Group PLC	25,105	119,759
Enterprise Inns PLC	15,652	284,048
First Choice Holidays PLC	27,310	116,893
Gallaher Group PLC	29,940	498,344
GlaxoSmithKline PLC	252,710	6,987,687
Group 4 Securicor PLC	52,460	163,814
GUS PLC	20,211	379,802
Hammerson PLC	9,518	221,777
Hays PLC	68,166	170,223
ICAP PLC	22,976	201,939
Imperial Chemical Industries PLC	27,441	189,949
Imperial Tobacco Group PLC	30,885	1,009,117
Inchcape PLC	21,408	189,357
Intercontinental Hotels Group PLC	11,968	193,618
International Power PLC	64,560	354,981
Intertek Testing Services Ltd.	8,440	103,135
Invensys PLC[1]	355,369	122,746
Investec PLC	3,190	166,467
J Sainsbury PLC	68,824	452,312
Johnson Matthey PLC	6,310	152,447
Ladbrokes PLC	21,994	158,609
Land Securities Group PLC	10,354	381,409
Liberty International PLC	12,802	273,200
LogicaCMG PLC	53,134	169,143
London Stock Exchange Group PLC	8,076	168,123
Man Group PLC	12,935	592,648
Marks & Spencer Group PLC	74,016	824,313
Michael Page International PLC	15,840	97,521
Misys PLC	26,710	121,555
Next PLC	11,440	364,813
PartyGaming PLC	53,880	110,153

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares	Value
Prudential Corp. PLC	101,747	$1,068,563
Punch Taverns PLC	11,930	196,010
Reckitt Benckiser PLC	26,630	1,067,976
Reed International PLC	55,036	548,712
Reuters Group PLC	60,717	445,511
Rio Tinto PLC	45,840	2,366,441
Rolls-Royce Group PLC[1]	78,942	649,616
SABMiller PLC	38,960	781,958
Sage Group PLC	56,158	243,776
Schroders PLC	6,192	111,908
Serco Group PLC	21,363	131,424
Smith & Nephew PLC	45,160	388,697
Smiths Group PLC	24,560	413,381
Tesco PLC	227,620	1,527,796
3i Group PLC	20,862	361,460
Tomkins PLC	37,295	196,361
Travis Perkins PLC	6,580	187,349
Unilever PLC	53,884	1,273,648
United Business Media PLC	12,820	151,273
Whitbread PLC	6,310	145,968
William Hill PLC	19,530	215,499
Wolseley PLC	25,238	537,175
WPP Group PLC	52,251	618,012
Xstrata PLC	19,940	855,150
Yell Group PLC	19,671	186,939

		59,862,231

TOTAL COMMON STOCKS (Cost: $235,942,894)		245,355,281
PREFERRED STOCKS – 0.32%
GERMANY – 0.32%
Henkel KGaA	2,852	338,481
Porsche AG	357	349,434
Prosieben Satellite Media AG1	4,080	104,238

		792,153

TOTAL PREFERRED STOCKS (Cost: $722,501)		792,153

Security	Principal	Value
SHORT-TERM INVESTMENTS – 1.12%
CERTIFICATES OF DEPOSIT[3]– 0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$2,340	$2,340
Societe Generale
5.33%, 12/08/06	23,405	23,405
Washington Mutual Bank
5.28%, 08/07/06	11,702	11,702
Wells Fargo Bank N.A.
4.78%, 12/05/06	18,724	18,724

		56,171
COMMERCIAL PAPER[3] – 0.16%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	6,829	6,718
Amsterdam Funding Corp.
5.26%, 08/01/06[4]	23,405	23,405
ASAP Funding Ltd.
5.21%, 08/08/06[4]	11,234	11,223
Barton Capital Corp.
5.29%, 08/01/06[4]	22,372	22,372
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[4]	11,876	11,874
CC USA Inc.
5.03%, 10/24/06[4]	4,681	4,626
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	17,266	16,936
Five Finance Inc.
5.19%, 12/01/06[4]	10,532	10,347
General Electric Capital Corp.
5.26%, 08/02/06	23,405	23,401
General Electric Capital Services Inc.
5.22%, 12/11/06	2,340	2,296
General Electric Co.
5.26%, 08/02/06	23,405	23,401
Giro Funding Corp.
5.32%, 08/09/06[4]	7,021	7,013
Govco Inc.
5.22%, 08/03/06[4]	23,405	23,398
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[4]	7,958	7,867

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
Landale Funding LLC
5.30%, 08/15/06[4]	$25,745	$25,692
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[4]	12,784	12,589
Lockhart Funding LLC
5.28%, 08/04/06[4]	6,085	6,083
Park Granada LLC
5.29% - 5.30%,
08/04/06 - 08/08/06[4]	58,512	58,479
Park Sienna LLC
5.29% - 5.31%, 08/08/06[4]	56,099	56,042
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[4]	37,106	37,106
Tulip Funding Corp.
5.30%, 08/01/06[4]	11,702	11,702
White Pine Finance LLC
5.12%, 10/27/06[4]	4,424	4,369

		406,939
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	5,851	5,851
Cullinan Finance Corp.
5.71%, 06/28/07[4]	17,554	17,554
K2 USA LLC
5.39%, 06/04/07[4]	17,554	17,554
Marshall & Ilsley Bank
5.18%, 12/15/06	23,405	23,435
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[4]	27,384	27,384
US Bank N.A.
2.85%, 11/15/06	4,681	4,656

		96,434
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[5,6]	28,192	28,192

		28,192

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.29%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $46,817 (collateralized by non-U.S. Government debt securities, value $48,296, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$46,810	$46,810
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $93,633 (collateralized by non-U.S. Government debt securities, value $95,654, 5.00% to 5.50%, 2/1/34 to 7/1/34).	93,619	93,619
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $35,112 (collateralized by non-U.S. Government debt securities, value $38,684, 0.20% to 6.43%, 9/25/20 to 6/23/46).	35,107	35,107
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $105,338 (collateralized by non-U.S. Government debt securities, value $110,776, 4.92% to 5.93%, 10/25/33 to 10/25/35).	105,322	105,322
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $14,045 (collateralized by non-U.S. Government debt securities, value $15,852, 0.00% to 10.00%, 9/10/34 to 5/9/36).	14,043	14,043
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $46,817 (collateralized by non-U.S. Government debt securities, value $47,827, 3.00% to 8.57%, 10/15/06 to 2/15/38).	46,810	46,810

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $23,408 (collateralized by U.S. Government obligations, value $23,913, 4.81% to 5.82%, 1/1/33 to 7/1/36).	$23,405	$23,405
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $23,408 (collateralized by non-U.S. Government debt securities, value $24,617, 5.97% to 9.01%, 10/27/10 to 3/25/37).	23,405	23,405
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $19,897 (collateralized by non-U.S. Government debt securities, value $20,924, 0.00% to 10.00%, 8/1/06 to 7/31/36).	19,894	19,894
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $70,225 (collateralized by non-U.S. Government debt securities, value $73,384, 0.66% to 9.61%, 2/22/11 to 7/25/46).	70,215	70,215
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $29,260 (collateralized by non-U.S. Government debt securities, value $30,238, 0.00% to 10.13%, 10/15/06 to 10/1/25).	29,256	29,256
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $117,041 (collateralized by U.S. Government obligations, value $120,123, 4.48% to 6.50%, 6/1/20 to 7/1/36).	117,024	117,024
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $23,408 (collateralized by non-U.S. Government debt securities, value $25,114, 3.22% to 7.30%, 5/15/07 to 10/25/45).	23,405	23,405
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $8,193 (collateralized by non-U.S. Government debt securities, value $8,451, 0.00% to 10.00%, 8/1/06 to 7/31/36).	8,192	8,192
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $17,155 (collateralized by non-U.S. Government debt securities, value $17,349, 0.00% to 10.00%, 8/1/06 to 7/31/36).[7]	16,383	16,383
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $46,817 (collateralized by non-U.S. Government debt securities, value $49,165, 0.00% to 6.16%, 10/10/06 to 5/15/44).	46,810	46,810

		719,700
TIME DEPOSITS[3] – 0.06%
Deutsche Bank AG
5.31%, 08/01/06	9,360	9,360
Rabobank Nederland NV
5.29%, 08/01/06	58,512	58,512
Societe Generale
5.29%, 08/01/06	35,107	35,107
Wells Fargo Bank N.A.
5.30%, 08/01/06	35,107	35,107

		138,086

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 0.54%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[4]	$59,916	$59,924
American Express Bank
5.37%, 02/28/07	23,405	23,404
American Express Centurion Bank
5.46%, 07/19/07	25,745	25,774
American Express Credit Corp.
5.43%, 07/05/07	7,021	7,026
ASIF Global Financing
5.17%, 05/03/07[4]	2,340	2,341
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[4]	15,213	15,213
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[4]	33,937	33,938
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[4]	59,682	59,686
BMW US Capital LLC
5.37%, 07/13/07[4]	23,405	23,405
BNP Paribas
5.14%, 05/18/07[4]	43,299	43,299
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[4]	17,085	17,085
CC USA Inc.
5.48%, 07/30/07[4]	11,702	11,704
Commodore CDO Ltd.
5.38%, 06/12/07[4]	5,851	5,851
Credit Agricole SA
5.48%, 07/23/07	23,405	23,405
Credit Suisse First Boston NY
5.51%, 04/24/07	11,702	11,703
Cullinan Finance Corp.
5.36%, 04/25/07[4]	5,851	5,851
DEPFA Bank PLC
5.37%, 06/15/07	23,405	23,405
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	26,916	26,917
Eli Lilly Services Inc.
5.32%, 06/29/07[4]	23,405	23,405
Fifth Third Bancorp
5.38%, 06/22/07[4]	46,810	46,810
First Tennessee Bank N.A.
5.21%, 08/25/06	7,021	7,021
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	23,405	23,403
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	24,575	24,581
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	35,107	35,113
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	23,405	23,405
JP Morgan Chase & Co.
5.32%, 08/02/07	17,554	17,554
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	17,554	17,553
Leafs LLC
5.38%, 01/22/07 - 02/20/07[4]	24,430	24,430
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	29,256	29,248
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[4]	25,745	25,743
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[4]	10,313	10,313
Marshall & Ilsley Bank
5.35%, 07/13/07	12,873	12,873
Metropolitan Life Global Funding I
5.34%, 08/06/07[4]	35,107	35,107
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	2,340	2,340
Mortgage Interest Networking Trust
5.61%, 08/25/06[4]	2,949	2,949
Mound Financing PLC
5.32%, 05/08/07[4]	22,001	22,000
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[4]	23,405	23,404

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2006

Security	Principal	Value
National City Bank of Indiana
5.17%, 05/21/07	$11,702	$11,703
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[4]	77,236	77,256
Newcastle Ltd.
5.42%, 04/24/07[4]	8,250	8,248
Northern Rock PLC
5.39%, 08/03/07[4]	28,086	28,086
Principal Life Global Funding I
5.81%, 02/08/07	10,532	10,558
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[4]	17,554	17,552
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[4]	23,405	23,405
Strips III LLC
5.45%, 07/24/07[4]	5,851	5,851
SunTrust Bank
5.32%, 05/01/07	23,405	23,406
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	57,108	57,102
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	32,767	32,767
US Bank N.A.
5.33%, 09/29/06	10,532	10,532
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[4]	35,614	35,614
Wachovia Bank N.A.
5.36%, 05/22/07	46,810	46,810
Wells Fargo & Co.
5.38%, 08/15/07[4]	11,702	11,703
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[4]	17,554	17,554
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[4]	76,066	76,049
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[4]	7,905	7,905

		1,329,284

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,774,806)		2,774,806

TOTAL INVESTMENTS IN SECURITIES – 100.83% (Cost: $239,440,201)		248,922,240
Other Assets, Less Liabilities – (0.83)%		(2,058,280)

NET ASSETS – 100.00%		$246,863,960

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.19%
AUSTRALIA – 5.39%
Amcor Ltd.	60,718	$314,997
AMP Ltd.	74,494	514,334
Ansell Ltd.	11,298	72,638
Australia & New Zealand Banking Group Ltd.	113,890	2,203,666
AXA Asia Pacific Holdings Ltd.	20,202	98,303
BHP Steel	43,148	226,491
Boral Ltd.	37,212	214,722
Centro Properties Group	55,972	297,666
CFS Retail Property Trust	83,818	119,467
Commonwealth Bank of Australia	79,660	2,734,747
Commonwealth Property Office Fund	114,492	120,636
DB RREEF Trust	151,508	179,956
Futuris Corp. Ltd.	36,778	56,366
Goodman Fielder Ltd.[1]	64,848	99,883
GPT Group	106,680	369,505
Insurance Australia Group Ltd.	92,778	369,698
Investa Property Group	112,840	198,015
John Fairfax Holdings Ltd.	51,632	158,262
Leighton Holdings Ltd.	3,038	44,861
Lend Lease Corp. Ltd.	22,302	243,533
Macquarie Airports	38,836	91,661
Macquarie Goodman Group	77,518	354,630
Macquarie Infrastructure Group	154,476	321,980
Macquarie Infrastructure Group New[1,2]	51,491	41,430
Mayne Pharma Ltd.[1]	40,110	84,525
Mirvac Group	64,708	211,731
Multiplex Group	22,638	61,931
National Australia Bank Ltd.	98,602	2,712,558
OneSteel Ltd.	30,772	91,964
Pacific Brands Ltd.	33,824	60,392
PaperlinX Ltd.	36,736	96,839
Qantas Airways Ltd.	49,350	115,342
Santos Ltd.	37,240	328,176
Stockland Trust Group	82,712	433,534
Suncorp-Metway Ltd.	33,824	501,539
TABCORP Holdings Ltd.	38,192	449,241
Telstra Corp. Ltd.	125,090	366,172
Transurban Group	57,008	309,291
Wesfarmers Ltd.	21,630	586,757
Westfield Group	90,132	1,270,854
Westpac Banking Corp.	113,232	1,908,933

		19,037,226
AUSTRIA – 0.68%
Boehler-Uddeholm AG	3,080	160,759
Mayr-Melnhof Karton AG	798	134,333
Meinl European Land Ltd.[1]	45,150	948,971
OMV AG	11,172	684,628
Voest-Alpine AG	1,725	254,609
Wienerberger AG	4,760	225,424

		2,408,724
BELGIUM – 1.26%
Cofinimmo	1,605	280,197
Compagnie Maritime Belge SA	1,862	57,385
Dexia Group	36,120	883,632
Fortis	74,746	2,653,669
Groupe Bruxelles Lambert SA	3,682	387,650
UCB SA	3,360	195,655

		4,458,188
DENMARK – 0.64%
AP Moller - Maersk A/S	70	527,950
Carlsberg A/S Class B	2,058	151,698
Danisco A/S	2,926	215,679
Danske Bank A/S	25,396	972,902
FLS Industries A/S Class B	1,540	59,918
Jyske Bank A/S1	3,010	167,561
Sydbank A/S	2,716	92,900
TrygVesta AS	1,400	84,759

		2,273,367
FINLAND – 1.32%
Amer Group Ltd.	3,738	78,375
Fortum OYJ	26,684	722,600
Kesko OYJ Class B	4,116	170,868
Kone OYJ	4,648	208,079
Metso Corp.	7,826	281,937
Neste Oil OYJ	8,722	300,526
Nokian Renkaat OYJ	8,036	110,961
Oriola-KD OYJ[1]	5,236	12,762
Orion OYJ[1]	5,236	88,001

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
Outokumpu OYJ	7,364	$178,554
Rautaruukki OYJ	5,460	155,033
Sampo OYJ Class A	25,270	476,308
SanomaWSOY OYI Class B	3,878	92,693
Stora Enso OYJ Class R	39,074	576,930
TietoEnator OYJ	1,960	46,673
UPM-Kymmene OYJ	33,390	739,721
Uponor OYJ	3,584	97,649
Wartsila OYJ Class B	4,004	155,335
YIT OYJ	7,084	155,492

		4,648,497
FRANCE – 9.58%
Accor SA	5,278	311,046
Air France-KLM	6,216	153,336
Alcatel SA1	29,036	327,189
AXA	102,412	3,528,713
BIC SA	994	59,581
BNP Paribas	50,737	4,933,799
Carrefour SA	13,692	852,859
CNP Assurances	2,240	213,107
Compagnie de Saint-Gobain SA	19,418	1,385,218
Compagnie Generale des Etablissements Michelin Class B	9,352	567,607
Credit Agricole SA	37,114	1,490,515
Etablissements Economiques du Casino Guichard-Perrachon SA	2,870	235,685
France Telecom SA	103,544	2,167,058
Gaz de France	5,012	178,130
Gecina SA	546	70,444
Lafarge SA	9,058	1,094,672
Lagardere S.C.A.	4,018	281,504
M6-Metropole Television SA	1,596	49,167
PagesJaunes SA	3,808	107,057
PPR SA	4,144	553,163
PSA Peugeot Citroen	9,478	496,998
Renault SA	11,340	1,238,040
Schneider Electric SA	13,930	1,431,030
SCOR	53,074	124,624
Societe Generale Class A	21,154	3,153,095
Sodexho Alliance SA	2,912	147,643
Suez SA	61,614	2,552,288
Thomson SA	16,422	275,584
Total SA	48,202	3,275,566
Valeo SA	5,250	191,681
Vivendi Universal SA	70,252	2,376,677

		33,823,076
GERMANY – 6.96%
Allianz AG	24,738	3,882,405
BASF AG	15,736	1,265,335
DaimlerChrysler AG Registered	55,888	2,882,101
Deutsche Bank AG	31,458	3,623,098
Deutsche Lufthansa AG	13,748	256,676
Deutsche Post AG	43,120	1,066,435
Deutsche Postbank AG	3,514	256,731
Deutsche Telekom AG	167,944	2,593,293
Douglas Holding AG	1,666	75,093
E.ON AG	38,066	4,584,785
Heidelberger Druckmaschinen AG	1,834	75,573
Muenchener Rueckversicherungs-Gesellschaft AG	11,998	1,651,012
RWE AG	9,604	842,855
Suedzucker AG	4,564	110,663
ThyssenKrupp AG	22,666	792,551
TUI AG3	15,680	315,358
Volkswagen AG	3,864	289,699

		24,563,663
HONG KONG – 1.56%
Bank of East Asia Ltd.	86,800	358,537
BOC Hong Kong Holdings Ltd.	217,000	441,190
Cheung Kong (Holdings) Ltd.	84,000	910,124
Cheung Kong Infrastructure Holdings Ltd.	28,000	87,013
CLP Holdings Ltd.	98,000	581,348
Hang Seng Bank Ltd.	44,800	572,448
Henderson Land Development Co. Ltd.	42,000	230,233
Hong Kong & China Gas Co. Ltd.	70,000	158,353
Hongkong Electric Holdings Ltd.	77,000	366,608
Hopewell Holdings Ltd.	42,000	119,710
Hutchison Whampoa Ltd.	56,000	510,909
Hysan Development Co. Ltd.	42,000	118,089
MTR Corp. Ltd.	84,000	214,884

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
New World Development Co. Ltd.	168,000	$287,521
Noble Group Ltd.[3]	70,000	51,954
Orient Overseas International Ltd.	14,000	55,306
Wharf Holdings Ltd.	84,000	311,842
Wing Hang Bank Ltd.	14,000	128,358

		5,504,427
IRELAND – 0.86%
Allied Irish Banks PLC	57,722	1,394,420
Bank of Ireland	43,918	773,434
DCC PLC	5,936	142,414
Fyffes PLC	38,626	71,474
Greencore Group PLC	21,448	110,578
Independent News & Media PLC	45,962	136,078
Irish Life & Permanent PLC	17,584	405,039

		3,033,437
ITALY – 3.72%
Banca Popolare di Milano Scrl	27,384	343,345
Banche Popolari Unite Scrl	11,508	309,286
Enel SpA	264,110	2,328,974
Eni SpA	159,769	4,895,380
Fiat SpA[1]	34,090	481,589
Fondiaria-SAI SpA	4,718	190,199
Italcementi SpA	4,970	123,424
Pirelli & Co. SpA	197,736	165,788
Snam Rete Gas SpA	63,896	295,382
Telecom Italia SpA	641,494	1,723,243
Telecom Italia SpA RNC	376,138	906,736
UniCredito Italiano SpA German	179,578	1,380,740

		13,144,086
JAPAN – 24.03%
Acom Co. Ltd.	4,620	209,936
Ajinomoto Co. Inc.	42,000	473,457
All Nippon Airways Co. Ltd.	14,000	53,952
Amada Co. Ltd.	28,000	297,776
Aoyama Trading Co. Ltd.	4,200	131,026
Asahi Breweries Ltd.	23,800	348,156
Asahi Kasei Corp.	28,000	174,457
Astellas Pharma Inc.	12,600	502,084
Autobacs Seven Co. Ltd.	1,400	61,904
Bank of Kyoto Ltd. (The)	14,000	144,851
Benesse Corp.	4,200	149,010
Canon Inc.	65,100	3,134,539
Canon Marketing Japan Inc.	8,400	184,244
Central Glass Co. Ltd.	14,000	78,420
Chubu Electric Power Co. Inc.	37,800	918,285
Chugai Pharmaceutical Co. Ltd.	8,400	173,601
Circle K Sunkus Co. Ltd.	2,800	57,989
Citizen Watch Co. Ltd.	22,400	192,221
Coca Cola West Japan Co. Ltd.	2,800	52,239
COMSYS Holdings Corp.	14,000	162,590
CSK Corp.	2,800	115,244
Dai Nippon Printing Co. Ltd.	42,000	662,839
Daicel Chemical Industries Ltd.	14,000	103,377
Daiichi Sanyko Co. Ltd.	44,918	1,236,437
Daito Trust Construction Co. Ltd.	5,600	304,872
Daiwa House Industry Co. Ltd.	28,000	457,063
Daiwa Securities Group Inc.	84,000	940,307
Denki Kagaku Kogyo Kabushiki Kaisha	28,000	113,042
Denso Corp.	35,000	1,201,992
DENTSU Inc.	56	164,915
East Japan Railway Co.	210	1,565,343
Edion Corp.	2,800	52,606
Electric Power Development Co.	9,920	371,019
FamilyMart Co. Ltd.	4,200	126,989
Fuji Electric Holdings Co. Ltd.	28,000	138,734
Fuji Soft ABC Inc.	1,400	46,734
Fuji Television Network Inc.	42	87,718
Furukawa Electric Co. Ltd.	28,000	181,308
Glory Ltd.	4,200	71,936
Hankyu Department Stores Inc.	14,000	108,760
Haseko Corp.[1]	28,000	95,425
Hino Motors Ltd.	14,000	79,276
Hitachi Cable Ltd.	14,000	66,675
Hitachi Credit Corp.	4,200	71,863
Hitachi High-Technologies Corp.	5,600	163,936
Hitachi Ltd.	140,000	897,977
Honda Motor Co. Ltd.	95,200	3,144,632
Itochu Corp.	112,000	1,011,019
Itochu Techno-Science Corp.	1,400	62,883
Japan Prime Realty Investment Corp.	28	84,659
Japan Real Estate Investment Corp.	14	122,340

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
Japan Retail Fund Investment Corp.	14	$108,026
JFE Holdings Inc.	35,000	1,400,795
JS Group Corp.	16,800	345,733
Kamigumi Co. Ltd.	14,000	102,521
Kaneka Corp.	14,000	125,399
Kansai Electric Power Co. Inc.	46,200	1,065,828
Kansai Paint Co. Ltd.	14,000	107,048
Kao Corp.	14,000	364,574
Katokichi Co. Ltd.	5,600	53,634
Kawasaki Kisen Kaisha Ltd.	42,000	244,069
KDDI Corp.	140	910,211
Keio Corp.	42,000	263,154
Kinden Corp.	14,000	108,516
Kirin Brewery Co. Ltd.	56,000	831,913
Kobe Steel Ltd.	98,000	296,308
Kokuyo Co. Ltd.	4,200	68,926
Konami Co. Ltd.	5,600	136,532
Kuraray Co. Ltd.	14,000	154,638
Kurita Water Industries Ltd.	7,000	130,904
Kyocera Corp.	9,800	804,142
Kyowa Hakko Kogyo Co. Ltd.	14,000	101,787
Kyushu Electric Power Co. Inc.	21,000	490,890
Lawson Inc.	4,200	143,505
Mabuchi Motor Co. Ltd.	1,400	94,202
Makita Corp.	4,200	138,000
Marubeni Corp.	98,000	521,536
Marui Co. Ltd.	19,600	279,352
Matsushita Electric Works Ltd.	14,000	156,106
Mediceo Paltac Holdings Co. Ltd.	5,600	104,723
Meiji Seika Kaisha Ltd.	14,000	70,101
Millea Holdings Inc.	56	1,086,381
Mitsubishi Chemical Holdings Corp.	70,000	441,036
Mitsubishi Corp.	53,200	1,092,498
Mitsubishi Electric Corp.	70,000	550,531
Mitsubishi Heavy Industries Ltd.	196,000	803,286
Mitsubishi UFJ Securities Co.	28,000	315,882
Mitsui & Co. Ltd.	112,000	1,709,827
Mitsui Chemicals Inc.	28,000	176,170
Mitsui O.S.K. Lines Ltd.	70,000	462,446
Mitsui Sumitomo Insurance Co. Ltd.	84,000	990,956
Mitsui Trust Holdings Inc.	28,000	308,297
Mitsukoshi Ltd.	14,000	65,085
Mitsumi Electric Co. Ltd.	4,200	49,951
Murata Manufacturing Co. Ltd.	8,400	556,403
Namco Bandai Holdings Inc.	12,600	181,235
NEC Corp.	126,000	698,073
NEC Electronics Corp.[1,3]	1,400	42,819
Nichirei Corp.	14,000	78,542
Nintendo Co. Ltd.	7,000	1,309,652
Nippon Building Fund Inc.	28	276,489
Nippon Express Co. Ltd.	56,000	285,297
Nippon Kayaku Co. Ltd.[3]	14,000	118,181
Nippon Light Metal Co. Ltd.	42,000	106,803
Nippon Meat Packers Inc.	14,000	165,037
Nippon Mining Holdings Inc.	49,000	415,345
Nippon Oil Corp.	84,000	659,169
Nippon Paper Group Inc.	70	279,547
Nippon Sheet Glass Co. Ltd.	28,000	135,064
Nippon Shokubai Co. Ltd.	14,000	162,345
Nippon Steel Corp.	266,000	1,036,711
Nippon Telegraph & Telephone Corp.	322	1,685,481
Nippon Yusen Kabushiki Kaisha	70,000	451,435
Nishimatsu Construction Co. Ltd.[3]	14,000	50,037
Nishi-Nippon City Bank Ltd. (The)	14,000	62,026
Nissan Motor Co. Ltd.	138,600	1,497,004
Nisshin Seifun Group Inc.	7,200	81,604
Nisshin Steel Co. Ltd.	56,000	168,340
Nissin Food Products Co. Ltd.	5,600	205,532
Nomura Holdings Inc.	74,200	1,319,500
Nomura Real Estate Office Fund Inc.	14	107,904
NSK Ltd.	28,000	215,074
NTN Corp.	28,000	211,404
NTT DoCoMo Inc.[1]	1,120	1,634,465
Obayashi Corp.	42,000	271,962
Odakyu Electric Railway Co. Ltd.	14,000	90,899
Oji Paper Co. Ltd.	56,000	325,425
Okumura Corp.	14,000	73,037
Omron Corp.	12,600	317,656
Oracle Corp. Japan	1,400	61,904
Osaka Gas Co. Ltd.	126,000	426,111
Pioneer Corp.	9,800	160,657
Promise Co. Ltd.	5,600	251,531

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
Resona Holdings Inc.	98	$307,441
Ricoh Corp. Ltd.	42,000	847,818
Rinnai Corp.	2,800	69,734
Rohm Co. Ltd.	7,000	596,408
Sankyo Co. Ltd. Gunma	1,400	76,952
Santen Pharmaceutical Co. Ltd.	4,200	101,481
Sanwa Shutter Corp.	14,000	73,893
Sanyo Electric Co. Ltd.	42,000	84,782
Sapporo Breweries Ltd.[3]	14,000	70,468
Sapporo Hokuyo Holdings Inc.	28	327,872
Seiko Epson Corp.	4,200	117,814
Seino Holdings Co. Ltd.	14,000	145,095
Sekisui Chemical Co. Ltd.	28,000	242,478
Sekisui House Ltd.	28,000	397,361
77 Bank Ltd. (The)	14,000	101,787
SFCG Co. Ltd.	420	73,624
Sharp Corp.	56,000	947,892
Shimachu Co. Ltd.	2,800	73,649
Shinsei Bank Ltd.	28,000	174,946
Shionogi & Co. Ltd.	14,000	266,090
Shizuoka Bank Ltd.	42,000	478,962
Showa Shell Sekiyu K.K.	12,600	157,782
Sompo Japan Insurance Inc.	56,000	758,020
Sumitomo Bakelite Co. Ltd.	14,000	123,441
Sumitomo Corp.	84,000	1,192,083
Sumitomo Metal Industries Ltd.	98,000	392,223
Sumitomo Osaka Cement Co. Ltd.	28,000	83,925
Sumitomo Trust & Banking Co. Ltd. (The)	84,000	893,328
Taisei Corp.	28,000	93,957
Taisho Pharmaceutical Co. Ltd.	14,000	275,877
Taiyo Nippon Sanso Corp.	14,000	110,351
Taiyo Yuden Co. Ltd.	14,000	185,712
Takara Holdings Inc.[3]	14,000	78,542
Takeda Pharmaceutical Co. Ltd.	54,600	3,530,738
Takefuji Corp.	7,000	343,776
Tanabe Seiyaku Co. Ltd.	14,000	184,000
TDK Corp.	2,800	219,234
THK Co. Ltd.	2,800	74,628
TIS Inc.	2,800	61,292
Toda Corp.	14,000	65,697
Tohoku Electric Power Co. Inc.	25,200	530,712
Tokyo Broadcasting System	2,800	59,090
Tokyo Electric Power Co. Inc. (The)	71,400	1,921,720
Tokyo Gas Co. Ltd.	140,000	697,339
Tokyo Steel Manufacturing Co. Ltd.	2,800	52,117
TonenGeneral Sekiyu K.K.	14,000	140,202
Toppan Printing Co. Ltd.	28,000	322,733
TOTO Ltd.	14,000	133,718
Toyo Seikan Kaisha Ltd.	9,800	194,399
Toyota Industries Corp.	14,000	567,658
Toyota Motor Corp.	177,800	9,415,546
Uny Co. Ltd.	14,000	201,494
West Japan Railway Co.	112	468,808
Yamaha Corp.	9,800	190,545
Yamaha Motor Co. Ltd.	9,800	255,630

		84,856,640
NETHERLANDS – 3.57%
ABN AMRO Holding NV	110,782	3,063,584
Aegon NV	87,500	1,484,003
Buhrmann NV	4,718	65,025
Corio NV	2,380	159,303
Getronics NV3	3,794	38,588
ING Groep NV	116,004	4,704,664
Koninklijke DSM NV	6,958	271,711
Koninklijke KPN NV	117,572	1,333,851
Mittal Steel Co. NV French[1]	38,188	1,306,044
Oce NV	3,535	57,021
Wereldhave NV	1,079	114,288

		12,598,082
NEW ZEALAND – 0.09%
Fletcher Building Ltd.	22,022	118,397
Lion Nathan Ltd.	23,982	144,630
Tower Ltd.[1]	20,174	42,415

		305,442
NORWAY – 0.79%
DNB NOR ASA	42,308	535,080
Frontline Ltd.	3,710	144,975
Norsk Hydro ASA	43,540	1,235,458
Norske Skogindustrier ASA	11,719	180,041
Orkla ASA	7,252	328,068
ProSafe ASA	868	51,371

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
Storebrand ASA	13,804	$143,247
Yara International ASA	12,642	190,121

		2,808,361
PORTUGAL – 0.44%
Banco Comercial Portugues SA Class R	149,282	428,639
Banco Espirito Santo SA	18,298	268,536
Brisa-Auto Estradas de Portugal SA	21,812	221,848
CIMPOR-Cimentos de Portugal SGPS SA	25,564	170,947
Energias de Portugal SA	113,764	450,058

		1,540,028
SINGAPORE – 0.89%
Allgreen Properties Ltd.	70,000	55,950
Ascendas Real Estate Investment Trust	70,000	86,146
CapitaMall Trust	70,000	98,579
ComfortDelGro Corp. Ltd.	140,000	138,544
DBS Group Holdings Ltd.	84,000	964,476
Jardine Cycle & Carriage Ltd.	14,000	94,139
Neptune Orient Lines Ltd.	42,000	48,224
Oversea-Chinese Banking Corp.	98,000	394,760
Singapore Airlines Ltd.	28,000	230,906
Singapore Press Holdings Ltd.	28,000	69,272
SMRT Corp. Ltd.	70,000	47,957
Suntec Real Estate Investment Trust	70,000	55,506
United Overseas Bank Ltd.	70,000	692,718
United Overseas Land Ltd.	42,000	76,732
Venture Corp. Ltd.	14,000	95,027

		3,148,936
SPAIN – 4.05%
Banco Popular Espanol SA	32,802	492,277
Banco Santander Central Hispano SA	371,294	5,619,586
Ebro Puleva SA	7,840	162,682
Endesa SA	60,214	2,056,294
Gas Natural SDG SA	14,000	451,476
Iberdrola SA	51,464	1,825,787
Repsol YPF SA	58,254	1,635,499
Sociedad General de Aguas de Barcelona SA Class A	3,598	98,719
Telefonica SA	99,274	1,677,356
Union Fenosa SA	4,438	181,517
Zeltia SA1	11,214	87,296

		14,288,489
SWEDEN – 2.19%
Axfood AB	1,960	58,907
Carnegie (D.) & Co. AB	3,780	70,415
Castellum AB	8,988	93,675
Electrolux AB Class B	15,932	230,590
Fabege AB	3,864	77,064
Hoganas AB Class B	1,176	29,318
Holmen AB Class B	3,304	140,943
Nordea AB	132,874	1,660,891
Sandvik AB	60,760	631,150
Scania AB Class B	5,180	232,091
Skandinaviska Enskilda Banken AB Class A	28,294	695,579
Skanska AB Class B	22,386	350,355
SKF AB	23,506	332,072
SSAB Svenskt Stal AB Class A	9,954	197,146
Svenska Cellulosa AB Class B	12,068	505,609
Svenska Handelsbanken AB Class A	32,550	822,750
Tele2 AB Class B	9,912	96,784
TeliaSonera AB	73,780	412,832
Trelleborg AB Class B	4,704	85,022
Volvo AB Class A	5,936	318,170
Volvo AB Class B	13,398	707,927

		7,749,290
SWITZERLAND – 6.61%
Ciba Specialty Chemicals AG	4,844	267,898
Clariant AG Registered[1]	15,372	209,729
Compagnie Financiere Richemont AG	10,164	458,117
Credit Suisse Group	73,836	4,134,480
Givaudan SA Registered	420	346,546
Holcim Ltd.	8,586	669,741
Micronas Semiconductor Holdings AG1	2,226	47,906
Nestle SA	24,696	8,087,597
PSP Swiss Property AG1	3,528	183,656
Rieter Holding AG	462	174,842

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares	Value
Swatch Group AG (The) Class B	1,204	$214,136
Swiss Reinsurance Co.	20,776	1,493,220
Swisscom AG	1,120	369,286
UBS AG Registered	86,380	4,696,586
Zurich Financial Services AG	8,792	1,972,461

		23,326,201
UNITED KINGDOM – 24.56%
Alliance Boots PLC	49,980	733,457
AMEC PLC	20,342	105,203
Arriva PLC	12,810	132,021
Associated British Ports Holdings PLC	7,292	123,416
Aviva PLC	143,948	1,929,683
Barclays PLC[4]	395,752	4,640,221
Barratt Developments PLC	13,552	245,179
BBA Group PLC	27,090	127,584
Bellway PLC	5,796	127,044
Berkeley Group Holdings PLC[1]	3,654	83,913
Bovis Homes Group PLC	5,908	89,513
British American Tobacco PLC	96,642	2,603,684
Brixton PLC	15,330	143,467
BT Group PLC	508,326	2,256,414
Cattles PLC	16,338	101,730
Centrica PLC	214,984	1,176,061
Close Brothers Group PLC	5,838	94,229
Compass Group PLC	140,924	671,594
Cookson Group PLC	6,594	66,358
Corus Group PLC	55,048	441,172
Diageo PLC	88,396	1,553,024
DSG International PLC	116,228	432,922
Eircom Group PLC	48,790	136,357
Electrocomponents PLC	24,612	108,331
EMI Group PLC	19,558	93,298
FirstGroup PLC	19,054	159,820
FKI PLC	39,004	71,730
Friends Provident PLC	102,536	348,421
George Wimpey PLC	23,758	212,915
GKN PLC	49,154	238,151
GUS PLC	27,931	524,875
Hammerson PLC	6,776	157,886
Hanson PLC	44,408	546,390
HBOS PLC	233,730	4,252,578
HMV Group PLC	27,678	81,390
HSBC Holdings PLC	693,490	12,572,319
IMI PLC	10,808	101,803
Imperial Chemical Industries PLC	36,946	255,743
Intercontinental Hotels Group PLC	9,481	153,384
ITV PLC	256,088	464,981
Johnson Matthey PLC	4,676	112,970
Kelda Group PLC	21,392	332,300
Kesa Electricals PLC	20,580	118,730
Kingfisher PLC	141,890	647,719
Ladbrokes PLC	15,372	110,855
Land Securities Group PLC	12,026	443,001
Legal & General Group PLC	379,190	879,649
Lloyds TSB Group PLC	341,488	3,436,530
Meggitt PLC	12,894	71,439
Mitchells & Butlers PLC	26,600	263,217
National Express Group PLC	9,282	141,932
National Grid PLC	162,456	1,848,696
Old Mutual PLC	316,204	956,397
Pearson PLC	48,020	651,797
Persimmon PLC	16,506	394,464
Premier Farnell PLC	13,692	46,078
Provident Financial PLC	14,168	154,085
Rank Group PLC	46,144	168,429
Rentokil Initial PLC	104,748	320,245
Resolution PLC	11,382	120,598
Resolution PLC Rights[1,2]	10,117	107,195
Rexam PLC	28,168	265,585
Royal & Sun Alliance Insurance Group PLC	177,506	443,264
Royal Bank of Scotland Group PLC	194,348	6,320,977
Royal Dutch Shell PLC Class A	240,268	8,473,910
Royal Dutch Shell PLC Class B	168,672	6,207,055
Scottish & Newcastle PLC	50,848	506,957
Scottish & Southern Energy PLC	50,204	1,134,174
Scottish Power PLC	89,355	1,009,323
Severn Trent PLC	20,762	503,153
Signet Group PLC	106,400	199,647
Slough Estates PLC	25,522	316,402
Stagecoach Group PLC	52,962	110,996
Standard Life PLC[1]	119,994	560,087

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
Tate & Lyle PLC	29,316	$374,931
Taylor Woodrow PLC	33,040	212,359
Tesco PLC	165,536	1,111,085
Trinity Mirror PLC	17,220	144,035
United Utilities PLC	50,428	621,401
Vodafone Group PLC	3,228,892	7,008,134
Vodafone Group PLC Class B2	3,690,162	1,033,458
Whitbread PLC	10,327	238,892
Yell Group PLC	24,402	231,899

		86,712,311

TOTAL COMMON STOCKS (Cost: $342,054,192)		350,228,471
PREFERRED STOCKS – 0.26%
GERMANY – 0.16%
RWE AG	2,744	218,159
Volkswagen AG	6,776	362,663

		580,822
ITALY – 0.10%
Banca Intesa SpA	37,436	200,651
Unipol SpA	53,312	153,757

		354,408

TOTAL PREFERRED STOCKS (Cost: $883,394)		935,230
SHORT-TERM INVESTMENTS – 0.18%
CERTIFICATES OF DEPOSIT[5]– 0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$425	425
Societe Generale
5.33%, 12/08/06	4,252	4,252
Washington Mutual Bank
5.28%, 08/07/06	2,126	2,126
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,402	3,402

		10,205

COMMERCIAL PAPER[5] – 0.02%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[6]	1,241	1,230
Amsterdam Funding Corp.
5.26%, 08/01/06[6]	4,252	4,252

Security	Principal	Value
ASAP Funding Ltd.
5.21%, 08/08/06[6]	$2,041	$2,039
Barton Capital Corp.
5.29%, 08/01/06[6]	4,065	4,065
Cancara Asset Securitisation Ltd.
5.27%, 08/02/06[6]	2,158	2,157
CC USA Inc.
5.03%, 10/24/06[6]	850	840
Edison Asset Securitization LLC
5.22%, 12/11/06[6]	3,137	3,077
Five Finance Inc.
5.19%, 12/01/06[6]	1,913	1,880
General Electric Capital Corp.
5.26%, 08/02/06	4,252	4,251
General Electric Capital Services Inc.
5.22%, 12/11/06	425	417
General Electric Co.
5.26%, 08/02/06	4,252	4,251
Giro Funding Corp.
5.32%, 08/09/06[6]	1,276	1,274
Govco Inc.
5.22%, 08/03/06[6]	4,252	4,251
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06[6]	1,446	1,429
Landale Funding LLC
5.30%, 08/15/06[6]	4,677	4,668
Lexington Parker Capital Co. LLC
5.19%, 11/15/06[6]	2,323	2,287
Lockhart Funding LLC
5.28%, 08/04/06[6]	1,106	1,105
Park Granada LLC
5.29% - 5.30%, 08/04/06 - 08/08/06[6]	10,630	10,624
Park Sienna LLC
5.29% - 5.31%, 08/08/06[6]	10,192	10,182
Three Pillars Funding Corp.
5.27% - 5.29%, 08/01/06[6]	6,741	6,741
Tulip Funding Corp.
5.30%, 08/01/06[6]	2,126	2,126
White Pine Finance LLC
5.12%, 10/27/06[6]	804	794

		73,940

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[5] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	$1,063	$1,063
Cullinan Finance Corp.
5.71%, 06/28/07[6]	3,189	3,189
K2 USA LLC
5.39%, 06/04/07[6]	3,189	3,189
Marshall & Ilsley Bank
5.18%, 12/15/06	4,252	4,258
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[6]	4,975	4,975
US Bank N.A.
2.85%, 11/15/06	850	846

		17,520
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.27%[4,7]	147,759	147,759

		147,759
REPURCHASE AGREEMENTS[5] – 0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 8/1/06, maturity value $8,505 (collateralized by non-U.S. Government debt securities, value $8,774, 3.50% to 9.00%, 5/1/07 to 11/15/23).	$8,504	8,504
Bank of America N.A. Repurchase Agreement, 5.28%, due 8/1/06, maturity value $17,010 (collateralized by non-U.S. Government debt securities, value $17,378, 5.00% to 5.50%, 2/1/34 to 7/1/34).	17,008	17,008
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 8/1/06, maturity value $6,379 (collateralized by non-U.S. Government debt securities, value $7,028, 0.20% to 6.43%, 9/25/20 to 6/23/46).	6,378	6,378

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $19,137 (collateralized by non-U.S. Government debt securities, value $20,125, 4.92% to 5.93%, 10/25/33 to 10/25/35).	$19,134	$19,134
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $2,551 (collateralized by non-U.S. Government debt securities, value $2,880, 0.00% to 10.00%, 9/10/34 to 5/9/36).	2,551	2,551
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 8/1/06, maturity value $8,505 (collateralized by non-U.S. Government debt securities, value $8,689, 3.00% to 8.57%, 10/15/06 to 2/15/38).	8,504	8,504
Goldman Sachs Group Inc. Repurchase Agreement, 5.27%, due 8/1/06, maturity value $4,253 (collateralized by U.S. Government obligations, value $4,345, 4.81% to 5.82%, 1/1/33 to 7/1/36).	4,252	4,252
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,253 (collateralized by non-U.S. Government debt securities, value $4,472, 5.97% to 9.01%, 10/27/10 to 3/25/37).	4,252	4,252

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 8/1/06, maturity value $3,615 (collateralized by non-U.S. Government debt securities, value $3,801, 0.00% to 10.00%, 8/1/06 to 7/31/36).	$3,614	$3,614
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 8/1/06, maturity value $12,758 (collateralized by non-U.S. Government debt securities, value $13,332, 0.66% to 9.61%, 2/22/11 to 7/25/46).	12,756	12,756
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 8/1/06, maturity value $5,316 (collateralized by non-U.S. Government debt securities, value $5,494, 0.00% to 10.13%, 10/15/06 to 10/1/25).	5,315	5,315
Morgan Stanley Repurchase Agreement, 5.27%, due 8/1/06, maturity value $21,263 (collateralized by U.S. Government obligations, value $21,824, 4.48% to 6.50%, 6/1/20 to 7/1/36).	21,260	21,260
Morgan Stanley Repurchase Agreement, 5.36%, due 8/1/06, maturity value $4,253 (collateralized by non-U.S. Government debt securities, value $4,563, 3.22% to 7.30%, 5/15/07 to 10/25/45).	4,252	4,252
Morgan Stanley Repurchase Agreement, 5.46%, due 8/1/06, maturity value $1,488 (collateralized by non-U.S. Government debt securities, value $1,535, 0.00% to 10.00%, 8/1/06 to 7/31/36).	1,488	1,488
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,116 (collateralized by non-U.S. Government debt securities, value $3,152, 0.00% to 10.00%, 8/1/06 to 7/31/36).[8]	2,976	2,976
Wachovia Capital Repurchase Agreement, 5.38%, due 8/1/06, maturity value $8,505 (collateralized by non-U.S. Government debt securities, value $8,932, 0.00% to 6.16%, 10/10/06 to 5/15/44).	8,504	8,504

		130,748
TIME DEPOSITS[5] – 0.01%
Deutsche Bank AG
5.31%, 08/01/06	1,700	1,700
Rabobank Nederland NV
5.29%, 08/01/06	10,630	10,630
Societe Generale
5.29%, 08/01/06	6,378	6,378
Wells Fargo Bank N.A.
5.30%, 08/01/06	6,378	6,378

		25,086
VARIABLE & FLOATING RATE NOTES[5] – 0.07%
Allstate Life Global Funding II
5.31% - 5.43%, 07/13/07 - 08/27/07[6]	10,885	10,886
American Express Bank
5.37%, 02/28/07	4,252	4,252

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Principal	Value
American Express Centurion Bank
5.46%, 07/19/07	$4,677	$4,682
American Express Credit Corp.
5.43%, 07/05/07	1,276	1,276
ASIF Global Financing
5.17%, 05/03/07[6]	425	425
Australia & New Zealand Banking Group Ltd.
5.40%, 07/23/07[6]	2,764	2,764
Bank of Ireland
5.35%, 08/14/07 - 08/20/07[6]	6,166	6,165
Beta Finance Inc.
5.36% - 5.48%, 04/25/07 - 07/25/07[6]	10,843	10,843
BMW US Capital LLC
5.37%, 07/13/07[6]	4,252	4,252
BNP Paribas
5.14%, 05/18/07[6]	7,866	7,866
Carlyle Loan Investment Ltd.
5.42%, 04/13/07 - 07/15/07[6]	3,104	3,104
CC USA Inc.
5.48%, 07/30/07[6]	2,126	2,126
Commodore CDO Ltd.
5.38%, 06/12/07[6]	1,063	1,063
Credit Agricole SA
5.48%, 07/23/07	4,252	4,252
Credit Suisse First Boston NY
5.51%, 04/24/07	2,126	2,126
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,063	1,063
DEPFA Bank PLC
5.37%, 06/15/07	4,252	4,252
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[6]	4,890	4,891
Eli Lilly Services Inc.
5.32%, 06/29/07[6]	4,252	4,252
Fifth Third Bancorp
5.38%, 06/22/07[6]	8,504	8,504
First Tennessee Bank N.A.
5.21%, 08/25/06	1,276	1,276
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[6]	4,252	4,252
General Electric Capital Corp.
5.36% - 5.47%, 07/09/07 - 08/17/07	4,465	4,466
Hartford Life Global Funding Trusts
5.39% - 5.55%, 07/13/07 - 08/15/07	6,378	6,379
HBOS Treasury Services PLC
5.53%, 07/24/07[6]	4,252	4,252
JP Morgan Chase & Co.
5.32%, 08/02/07	3,189	3,189
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[6]	3,189	3,189
Leafs LLC
5.38%, 01/22/07 - 02/20/07[6]	4,438	4,438
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[6]	5,315	5,314
Links Finance LLC
5.31% - 5.35%, 05/10/07 - 05/16/07[6]	4,677	4,677
Lothian Mortgages Master Issuer PLC
5.37%, 04/24/07[6]	1,874	1,874
Marshall & Ilsley Bank
5.35%, 07/13/07	2,339	2,339
Metropolitan Life Global Funding I
5.34%, 08/06/07[6]	6,378	6,378
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[6,8]	425	425
Mortgage Interest Networking Trust
5.61%, 08/25/06[6]	536	536
Mound Financing PLC
5.32%, 05/08/07[6]	3,997	3,997
Natexis Banques Populaires
5.35% - 5.40%, 06/20/07 - 08/15/07[6]	4,252	4,252
National City Bank of Indiana
5.17%, 05/21/07	2,126	2,126

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2006

Security	Principal	Value
Nationwide Building Society
5.37% - 5.62%, 07/06/07 - 07/27/07[6]	$14,032	$14,035
Newcastle Ltd.
5.42%, 04/24/07[6]	1,499	1,499
Northern Rock PLC
5.39%, 08/03/07[6]	5,103	5,103
Principal Life Global Funding I
5.81%, 02/08/07	1,913	1,918
Sedna Finance Inc.
5.17% - 5.35%, 09/20/06 - 05/25/07[6]	3,189	3,189
Skandinaviska Enskilda Bank NY
5.36%, 05/18/07[6]	4,252	4,252
Strips III LLC
5.45%, 07/24/07[6]	1,063	1,063
SunTrust Bank
5.32%, 05/01/07	4,252	4,252
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[6]	10,375	10,374
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[6]	5,953	5,953
US Bank N.A.
5.33%, 09/29/06	1,913	1,913
Wachovia Asset Securitization Inc.
5.38%, 08/25/06[6]	6,470	6,470
Wachovia Bank N.A.
5.36%, 05/22/07	8,504	8,504
Wells Fargo & Co.
5.38%, 08/15/07[6]	2,126	2,126
WhistleJacket Capital Ltd.
5.33% - 5.35%, 04/18/07 - 06/13/07[6]	3,189	3,189
White Pine Finance LLC
5.14% - 5.35%, 08/25/06 - 08/20/07[6]	13,819	13,816
Wind Master Trust
5.39%, 08/25/06 - 09/25/06[6]	1,436	1,436

		241,495

TOTAL SHORT-TERM INVESTMENTS (Cost: $646,753)		646,753

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $343,584,339)		351,810,454
Other Assets, Less Liabilities – 0.37%		1,295,780

NET ASSETS – 100.00%		$353,106,234

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	Affiliated issuer. See Note 2.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2006

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,999,533,858	$23,787,515,866	$239,412,009	$338,915,417

Affiliated issuers[a]	$696,381	$166,840,594	$28,192	$4,668,922

Foreign currencies, at cost	$4,376,564	$34,460,502	$356,066	$491,794

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$3,455,163,101	$29,521,066,348	$248,894,048	$347,022,474
Affiliated issuers[a]	696,381	196,052,334	28,192	4,787,980
Foreign currencies, at value	4,379,492	34,626,538	359,197	494,968
Receivables:
Investment securities sold	—	157,386,735	—	1,860,224
Dividends and interest	2,703,778	93,043,410	411,227	2,294,351
Capital shares sold	284,204	1,216,063	—	—

Total Assets	3,463,226,956	30,003,391,428	249,692,664	356,459,997

LIABILITIES
Payables:
Investment securities purchased	—	173,239,276	—	2,738,070
Collateral for securities on loan (Note 5)	488,033,547	500,906,571	2,746,614	498,994
Investment advisory fees (Note 2)	1,781,539	8,428,846	82,090	116,699

Total Liabilities	489,815,086	682,574,693	2,828,704	3,353,763

NET ASSETS	$2,973,411,870	$29,320,816,735	$246,863,960	$353,106,234

Net assets consist of:
Paid-in capital	$2,547,454,838	$23,194,970,845	$236,217,117	$340,187,223
Undistributed net investment income	39,831,408	497,902,008	2,558,228	6,531,400
Accumulated net realized loss	(69,503,238)	(135,986,408)	(1,401,920)	(1,862,685)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	455,628,862	5,763,930,290	9,490,535	8,250,296

NET ASSETS	$2,973,411,870	$29,320,816,735	$246,863,960	$353,106,234

Shares outstanding	38,050,000	446,400,000	4,000,000	5,600,000

Net asset value per share	$78.14	$65.68	$61.72	$63.05

[a]	See Note 2.
[b]	Securities on loan with market values of $433,841,488, $476,490,683, $2,613,176 and $474,046, respectively. See Note 5.

See notes to the financial statements.

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2006

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund[a]	iShares MSCI EAFE Value Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$63,477,888	$737,408,955	$3,184,905	$7,485,535
Dividends from affiliated issuers[c]	—	6,595,733	—	60,488
Interest from affiliated issuers[c]	38,554	381,942	8,374	8,061
Securities lending income[d]	1,713,815	4,014,466	4,160	2,421

Total investment income	65,230,257	748,401,096	3,197,439	7,556,505

EXPENSES
Investment advisory fees (Note 2)	14,344,658	84,003,858	483,053	637,012
Proxy fees	37,974	657,678	—	—

Total expenses	14,382,632	84,661,536	483,053	637,012

Net investment income	50,847,625	663,739,560	2,714,386	6,919,493

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(60,025,758)	1,157,292	(1,410,277)	(1,972,697)
Investments in affiliated issuers[c]	—	3,084,649	—	26,446
In-kind redemptions	108,227,796	671,408,929	1,603,086	5,457,487
Foreign currency transactions	(65,161)	3,779,940	28,662	17,457

Net realized gain	48,136,877	679,430,810	221,471	3,528,693

Net change in unrealized appreciation (depreciation) on:
Investments	358,548,929	3,520,259,821	9,482,039	8,226,115
Translation of assets and liabilities in foreign currencies	(1,581)	1,652,633	8,496	24,181

Net change in unrealized appreciation (depreciation)	358,547,348	3,521,912,454	9,490,535	8,250,296

Net realized and unrealized gain	406,684,225	4,201,343,264	9,712,006	11,778,989

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$457,531,850	$4,865,082,824	$12,426,392	$18,698,482

[a]	For the period from August 1, 2005 (commencement of operations) to July 31, 2006.
[b]	Net of foreign withholding tax of $–, $53,761,591, $260,253 and $674,780, respectively.
[c]	See Note 2.
[d]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE/Xinhua China 25 Index Fund		iShares MSCI EAFE Index Fund		iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
	Year ended July 31, 2006	Period from October 5, 2004[a] to July 31, 2005	Year ended July 31, 2006	Year ended July 31, 2005	Period from August 1, 2005[a] to July 31, 2006	Period from August 1, 2005[a] to July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$50,847,625	$16,110,958	$663,739,560	$344,688,900	$2,714,386	$6,919,493
Net realized gain (loss)	48,136,877	(496,382)	679,430,810	71,121,504	221,471	3,528,693
Net change in unrealized appreciation (depreciation)	358,547,348	97,081,514	3,521,912,454	1,757,927,476	9,490,535	8,250,296

Net increase in net assets resulting from operations	457,531,850	112,696,090	4,865,082,824	2,173,737,880	12,426,392	18,698,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,301,474)	—	(426,787,928)	(205,750,362)	(185,328)	(406,634)

Total distributions to shareholders	(27,301,474)	—	(426,787,928)	(205,750,362)	(185,328)	(406,634)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,933,830,791	943,331,000	8,873,661,857	7,339,214,228	259,573,684	405,595,376
Cost of shares redeemed	(391,601,168)	(55,075,219)	(1,712,628,875)	(319,454,052)	(24,950,788)	(70,780,990)

Net increase in net assets from capital share transactions	1,542,229,623	888,255,781	7,161,032,982	7,019,760,176	234,622,896	334,814,386

INCREASE IN NET ASSETS	1,972,459,999	1,000,951,871	11,599,327,878	8,987,747,694	246,863,960	353,106,234
NET ASSETS
Beginning of period	1,000,951,871	—	17,721,488,857	8,733,741,163	—	—

End of period	$2,973,411,870	$1,000,951,871	$29,320,816,735	$17,721,488,857	$246,863,960	$353,106,234

Undistributed net investment income included in net assets at end of period	$39,831,408	$16,350,418	$497,902,008	$252,447,359	$2,558,228	$6,531,400

SHARES ISSUED AND REDEEMED
Shares sold	27,150,000	17,300,000	146,400,000	142,200,000	4,400,000	6,800,000
Shares redeemed	(5,400,000)	(1,000,000)	(28,200,000)	(6,000,000)	(400,000)	(1,200,000)

Net increase in shares outstanding	21,750,000	16,300,000	118,200,000	136,200,000	4,000,000	5,600,000

[a]	Commencement of operations.

See notes to the financial statements.

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Year ended Jul. 31, 2006	Period from Oct. 5, 2004[a] to Jul. 31, 2005
Net asset value, beginning of period	$61.41	$53.60

Income from investment operations:
Net investment income	1.84[b]	0.99
Net realized and unrealized gain[c]	16.14	6.82

Total from investment operations	17.98	7.81

Less distributions from:
Net investment income	(1.25)	—

Total distributions	(1.25)	—

Net asset value, end of period	$78.14	$61.41

Total return	29.81%	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,973,412	$1,000,952
Ratio of expenses to average net assets[e]	0.74%	0.78%
Ratio of net investment income to average net assets[e]	2.62%	2.97%
Portfolio turnover rate[f]	45%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Aug. 14, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$54.00	$45.49	$36.88	$35.41	$42.54

Income from investment operations:
Net investment income	1.70[c]	0.97	0.65	0.86	0.31
Net realized and unrealized gain (loss)[d]	11.09	8.34	8.48	1.24	(7.36)

Total from investment operations	12.79	9.31	9.13	2.10	(7.05)

Less distributions from:
Net investment income	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Total distributions	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Net asset value, end of period	$65.68	$54.00	$45.49	$36.88	$35.41

Total return	23.91%	20.53%	24.81%	6.17%	(16.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,320,817	$17,721,489	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[f]	0.35%	0.36%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	2.77%	2.57%	2.34%	2.31%	1.87%
Portfolio turnover rate[g]	7%	8%	7%	8%	8%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Growth Index Fund
Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$50.88

Income from investment operations:
Net investment income	1.34[b]
Net realized and unrealized gain[c]	9.73

Total from investment operations	11.07

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$61.72

Total return	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$246,864
Ratio of expenses to average net assets[e]	0.40%
Ratio of net investment income to average net assets[e]	2.25%
Portfolio turnover rate[f]	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Value Index Fund
Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$51.00

Income from investment operations:
Net investment income	2.61[b]
Net realized and unrealized gain[c]	9.69

Total from investment operations	12.30

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$63.05

Total return	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$353,106
Ratio of expenses to average net assets[e]	0.40%
Ratio of net investment income to average net assets[e]	4.34%
Portfolio turnover rate[f]	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2006, the Trust offered 87 investment portfolios or funds.

These financial statements relate only to the iShares FTSE/Xinhua China 25, iShares MSCI EAFE, iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds commenced operations on August 1, 2005.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	63

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
FTSE/Xinhua China 25	$39,831,408	$428,719,276	$(42,593,652)	$425,957,032
MSCI EAFE	541,625,444	5,636,641,308	(52,420,862)	6,125,845,890
MSCI EAFE Growth	2,605,106	9,142,353	(1,100,616)	10,646,843
MSCI EAFE Value	6,934,278	7,425,246	(1,440,513)	12,919,011

For the periods ended July 31, 2006 and July 31, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended July 31, 2006.

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2005 to July 31, 2006, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2007, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
FTSE/Xinhua China 25	$18,165,610
MSCI EAFE Growth	1,062,569
MSCI EAFE Value	1,391,575

The Funds had tax basis net capital loss carryforwards as of July 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
FTSE/Xinhua China 25	$—	$—	$—	$24,428,042	$24,428,042
MSCI EAFE	15,462,529	35,720,616	1,074,403	—	52,257,548
MSCI EAFE Growth	—	—	—	34,934	34,934
MSCI EAFE Value	—	—	—	45,650	45,650

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the period ended July 31, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended July 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
FTSE/Xinhua China 25	$3,027,139,825	$474,165,124	$(45,445,467)	$428,719,657
MSCI EAFE	24,081,645,442	5,878,770,266	(243,297,026)	5,635,473,240
MSCI EAFE Growth	239,788,383	14,756,112	(5,622,255)	9,133,857
MSCI EAFE Value	344,409,389	14,439,305	(7,038,240)	7,401,065

NOTES TO THE FINANCIAL STATEMENTS	65

Notes to the Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE/Xinhua China 25	0.74%
MSCI EAFE	0.35
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40

The Board approved a change to the investment advisory fee structure for the iShares MSCI EAFE Index Fund effective August 1, 2006. For its investment advisory services to the iShares MSCI EAFE Index Fund, BGFA will be entitled to be paid annual investment advisory fees based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of its shares, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended July 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE/Xinhua China 25	$1,713,815
MSCI EAFE	4,014,466
MSCI EAFE Growth	4,160
MSCI EAFE Value	2,421

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended July 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
FTSE/Xinhua China 25
IMMF	397	234,104	233,805	696	$696,381	$38,554	$—
MSCI EAFE
Barclays PLC	12,281	5,454	1,347	16,388	192,149,153	6,595,733	3,084,649
IMMF	6,955	2,090,574	2,093,626	3,903	3,903,181	381,942	—
MSCI EAFE Growth[a]
IMMF	—	56,239	56,211	28	28,192	8,374	—
MSCI EAFE Value[a]
Barclays PLC	—	424	28	396	4,640,221	60,488	26,446
IMMF	—	53,788	53,640	148	147,759	8,061	—

[a]	The beginning of the period is August 1, 2005, the inception date of the Fund.

NOTES TO THE FINANCIAL STATEMENTS	67

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
FTSE/Xinhua China 25	$898,202,618	$871,106,058
MSCI EAFE	1,966,464,586	1,624,048,083
MSCI EAFE Growth	61,077,271	41,516,206
MSCI EAFE Value	86,508,680	50,088,534

In-kind transactions (see Note 4) for the period ended July 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$1,920,256,820	$385,030,425
MSCI EAFE	8,681,607,136	1,690,360,707
MSCI EAFE Growth	229,908,104	12,996,583
MSCI EAFE Value	348,501,258	45,495,054

4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of July 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	69

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE /Xinhua China 25 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, each a fund of iShares Trust, (the “Funds”), at July 31, 2006, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2006

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal period ended July 31, 2006, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
MSCI EAFE	$797,689,877	$47,230,102
MSCI EAFE Growth	3,444,584	234,969
MSCI EAFE Value	8,220,802	578,706

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended July 31, 2006:

iShares Index Fund	Qualified Dividend Income
FTSE/Xinhua China 25	$34,794,815
MSCI EAFE	714,627,001
MSCI EAFE Growth	2,797,035
MSCI EAFE Value	7,339,827

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	71

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares MSCI EAFE Index Fund (the “EAFE Fund”) for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares FTSE/Xinhua China 25 Index, iShares MSCI EAFE Value Index and iShares MSCI EAFE Growth Index Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board also reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-year, three-year and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have outperformed funds in their respective Lipper Peer Groups over relevant

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed addition of breakpoints in the investment advisory fee rates for the EAFE Fund (as discussed below) at various assets levels of such Fund as compared to its Lipper Peer Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed addition of breakpoints in the investment advisory fee rates for the EAFE Fund. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds, including the EAFE Fund, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed addition of breakpoints was appropriate and warranted for the EAFE Fund but that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed addition of breakpoints for the EAFE Fund, reflects the current sharing and potential further sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the EAFE Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	73

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the EAFE Fund, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the EAFE Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the EAFE Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate for the EAFE Fund under the Advisory Contract was generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed addition of breakpoints for the EAFE Fund, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract, with the proposed addition of breakpoints for the EAFE Fund, are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed addition of breakpoints for the EAFE Fund, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the addition of breakpoints for the EAFE Fund, for the coming year.

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.27%
Greater than 2.5% and Less than 3.0%	4	1.06
Greater than 2.0% and Less than 2.5%	3	0.80
Greater than 1.5% and Less than 2.0%	13	3.45
Greater than 1.0% and Less than 1.5%	38	10.08
Greater than 0.5% and Less than 1.0%	101	26.79
Between 0.5% and –0.5%	156	41.37
Less than –0.5% and Greater than –1.0%	34	9.02
Less than –1.0% and Greater than –1.5%	14	3.71
Less than –1.5% and Greater than –2.0%	6	1.59
Less than –2.0% and Greater than –2.5%	3	0.80
Less than –2.5%	4	1.06

	377	100.00%

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Index Fund

Period Covered: October 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	6	0.50%
Greater than 1.5% and Less than 2.0%	17	1.42
Greater than 1.0% and Less than 1.5%	103	8.62
Greater than 0.5% and Less than 1.0%	356	29.79
Between 0.5% and –0.5%	631	52.80
Less than –0.5% and Greater than –1.0%	64	5.36
Less than –1.0% and Greater than –1.5%	15	1.26
Less than –1.5%	3	0.25

	1,195	100.00%

iShares MSCI EAFE Growth Index Fund

Period Covered: October 1, 2005 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.53%
Greater than 1.5% and Less than 2.0%	1	0.53
Greater than 1.0% and Less than 1.5%	12	6.38
Greater than 0.5% and Less than 1.0%	54	28.72
Between 0.5% and –0.5%	115	61.18
Less than –0.5% and Greater than –1.0%	5	2.66

	188	100.00%

iShares MSCI EAFE Value Index Fund

Period Covered: October 1, 2005 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.53%
Greater than 1.5% and Less than 2.0%	2	1.06
Greater than 1.0% and Less than 1.5%	11	5.85
Greater than 0.5% and Less than 1.0%	58	30.85
Between 0.5% and –0.5%	109	57.99
Less than –0.5% and Greater than –1.0%	6	3.19
Less than –1.0%	1	0.53

	188	100.00%

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).

Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI

(1996-2001).

Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	77

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

TRUSTEE AND OFFICER INFORMATION	79

Notes:

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE/Xinhua Index Limited or Morgan Stanley Capital International, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-039-07006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

As of July 31, 2006, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2006, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and audit committee member of various mutual fund boards.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for eleven series of the Registrant for which the fiscal year-end is July 31, 2006 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $120,000 for the fiscal year ended July 31, 2005 and $158,616 for the fiscal year ended July 31, 2006.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2005 and July 31, 2006 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $51,030 for the fiscal year ended July 31, 2005 and $66,438 for the fiscal year ended July 31, 2006.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2005 and July 31, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2005, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $705,969 for the fiscal year ended July 31, 2005 and $1,590,313 for the fiscal year ended July 31, 2006.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: October 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: October 3, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: October 3, 2006